Flexible  Premium
Joint and Last
Survivor Variable
Life Insurance
Policy
issued by
COVA FINANCIAL SERVICES
LIFE INSURANCE COMPANY
COVA VARIABLE LIFE
ACCOUNT ONE

This prospectus describes the Flexible Premium Joint and Last Survivor Variable Life Insurance Policy that we are offering.

We have designed the Policy for use in estate and retirement planning and other insurance needs of individuals. The Policy provides for maximum flexibility by allowing you to vary your premium payments and to change the level of death benefits payable.

You, the policyowner, have a number of investment choices in the Policy. These investment choices include a General Account as well as the following 43
Investment Funds listed below which are offered through our Separate Account (you can invest in up to 15 of the Investment Funds and the General Account at any one time). When you purchase a Policy, you bear the complete investment risk. This means that the Cash Value of your Policy may increase and decrease depending upon the investment performance of the Investment Fund(s) you select. The duration of the Policy and, under some circumstances, the death benefit will increase and decrease depending upon investment performance.




AIM Variable Insurance Funds:

     Advisor: A I M Advisors, Inc.
         AIM V.I. Capital Appreciation Fund
         AIM V.I. International Equity Fund
         AIM V.I. Value Fund

Alliance Variable Products Series Fund, Inc.:

     Advisor: Alliance Capital Management L.P.
         Premier Growth Portfolio (Class A)
         Real Estate Investment Portfolio (Class A)

Cova Series Trust:

     Advisor: J.P. Morgan
     Investment Management Inc.
         International Equity Portfolio
         Large Cap Stock Portfolio
         Quality Bond Portfolio
         Select Equity Portfolio
         Small Cap Stock Portfolio

     Advisor: Lord, Abbett & Co.
         Bond Debenture Portfolio
         Developing Growth Portfolio
         Large Cap Research Portfolio
         Lord Abbett Growth and Income Portfolio
         Mid-Cap Value Portfolio

Franklin Templeton Variable Insurance
Products Trust*, Class 1 Shares:

     Advisor: Franklin Advisers, Inc.
         Franklin Small Cap Fund (the surviving fund of the merger with Franklin Small Cap Investments Fund)

     Advisor: Franklin Mutual Advisers, LLC
         Mutual Shares Securities Fund (the surviving fund of the merger with Mutual Shares Investments Fund)

     Advisor: Templeton Asset Management Ltd.
         Templeton Developing Markets Securities Fund
            (formerly, Templeton Developing Markets Fund)

     Advisor: Templeton Investment Counsel, Inc.
         Templeton International Securities Fund
            (formerly, Templeton International Fund)

*Effective May 1, 2000, the portfolios of Templeton Variable Products Series Fund were merged into similar portfolios of Franklin Templeton Variable Insurance Products Trust.

General American Capital Company:

     Advisor: Conning Asset Management Company
         Money Market Fund


Goldman Sachs Variable Insurance Trust ("VIT"):

     Advisor: Goldman Sachs Asset Management, a unit of the
     Investment Management Division of Goldman, Sachs & Co.
         Goldman Sachs VIT Growth and Income Fund
         Goldman Sachs VIT Internet Tollkeeper Fund
            (available as of July 3, 2000)

     Advisor: Goldman Sachs Asset Management International
         Goldman Sachs VIT Global Income Fund
         Goldman Sachs VIT International Equity Fund


Kemper Variable Series:

     Advisor: Scudder Kemper Investments, Inc.
         Kemper Government Securities Portfolio
         Kemper Small Cap Growth Portfolio
         Kemper Small Cap Value Portfolio


Liberty Variable Investment Trust:

     Advisor: Newport Fund Management Inc.
         Newport Tiger Fund, Variable Series


MFS(R) Variable Insurance TrustSM:

     Advisor: Massachusetts Financial Services Company
         MFS Emerging Growth Series
         MFS Global Governments Series
         MFS Growth With Income Series
         MFS High Income Series
         MFS Research Series


Oppenheimer Variable Account Funds:

     Advisor: OppenheimerFunds, Inc.
         Oppenheimer Bond Fund/VA
         Oppenheimer Capital Appreciation Fund/VA
         Oppenheimer High Income Fund/VA
         Oppenheimer Main Street Growth & Income Fund/VA
         Oppenheimer Strategic Bond Fund/VA


Putnam Variable Trust:

     Advisor: Putnam Investment Management, Inc.
         Putnam VT Growth and Income Fund - Class IA Shares
         Putnam VT International Growth Fund - Class IA Shares
         Putnam VT International New
            Opportunities Fund - Class IA Shares
         Putnam VT New Value Fund - Class IA Shares
         Putnam VT Vista Fund - Class IA Shares

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Flexible Premium Joint and Last Survivor Variable Life Insurance Policy. The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains information regarding registrants that file electronically with the Commission.

The Policy:

o    is not a bank deposit.

o    is not federally insured.

o    is not endorsed by any bank or government agency.

The Policy is subject to investment risk. You may be subject to loss of principal.

The SEC has not approved the Policy or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.

DATE: May 1, 2000

TABLE OF CONTENTS                                         Page

  SPECIAL TERMS                                              4

  SUMMARY                                                    5
     The Variable Life Insurance Policy                      5
     Purchases                                               5
     Investment Choices                                      5
     Expenses                                                5
     Death Benefit                                          10
     Taxes                                                  10
     Access to Your Money                                   10
     Other Information                                      10
     Inquiries                                              11

PART I                                                      12

  1. THE VARIABLE LIFE INSURANCE POLICY                     12

  2. PURCHASES                                              12
     Application for a Policy                               12
     Premiums                                               12
     Unscheduled Premiums                                   12
     Lapse and Grace Period                                 12
     Reinstatement                                          13
     Allocation of Premium                                  13
     Cash Value of Your Policy                              13
     Method of Determining Cash Value of an Investment Fund 13
     Net Investment Factor                                  14
     Our Right to Reject or Return a Premium Payment        14

  3. INVESTMENT FUNDS                                       14
     Substitution and Limitations on Further Investments    16
     Transfers                                              16
     Dollar Cost Averaging                                  16
     Portfolio Rebalancing                                  16
     Approved Asset Allocation Programs                     17

  4. EXPENSES                                               17
     Tax Charges                                            17
     Sales Charge                                           17
     Selection and Issue Expense Charge                     17
     Monthly Policy Charge                                  17
     Monthly Cost of Insurance Charge                       18
     Charges for Additional Benefit Riders                  18
     Mortality and Expense Risk Charge                      18
     Surrender Charge                                       19
     Transaction Charges                                    19
     Investment Fund Expenses                               19

  5. DEATH BENEFIT                                          19
     Change of Death Benefit                                20
     Decrease in Face Amount                                20

  6. TAXES                                                  20
     Life Insurance in General                              21
     Taking Money Out of Your Policy                        21
     Diversification                                        21

  7. ACCESS TO YOUR MONEY                                   21
     Policy Loans                                           21
     Loan Interest Charged                                  22
     Security                                               22
     Repaying Policy Debt                                   22
     Partial Withdrawals                                    22
     Pro-Rata Surrender                                     23
     Full Surrenders                                        23

  8. OTHER INFORMATION                                      23
     Cova                                                   23
     Distribution                                           23
     The Separate Account                                   24
     Suspension of Payments or Transfers                    24
     Ownership                                              24
     Adjustment of Charges                                  24

PART II                                                     25

     Executive Officers and Directors                       25
     Voting                                                 27
     Disregard of Voting Instructions                       27
     Legal Opinions                                         27
     Our Right to Contest                                   27
     Additional Benefits                                    27
     Federal Tax Status                                     28
        Introduction                                        28
        Diversification                                     28
        Tax Treatment of the Policy                         29
        Policy Proceeds                                     29
        Tax Treatment of Loans and Surrenders               29
        Multiple Policies                                   30
        Tax Treatment of Assignments                        30
        Qualified Plans                                     30
        Income Tax Withholding                              30
     Reports to Owners                                      30
     Legal Proceedings                                      30
     Experts                                                30
     Financial Statements                                   30

APPENDIX A -
Illustration of Policy Values                              A-1

APPENDIX B -
Participating Investment Funds                             B-1

SPECIAL TERMS
We have tried to make this prospectus as readable and understandable for you as possible. However, by the very nature of the Policy certain technical words or terms are unavoidable. We have identified some of these terms and provided you with a definition.

Attained Age -- The Issue Age of an Insured plus the number of completed Policy years.

Beneficiary -- The person(s) named in the application or by later designation to receive Policy proceeds in the event of the Last Insured's death. A Beneficiary may be changed as set forth in the Policy and this prospectus.

Cash Value -- The total of the amounts credited to the Owner in the Separate Account, the General Account and the Loan Account.

Cash Surrender Value -- The Cash Value of a Policy on the date of surrender, less any Indebtedness, less any unpaid selection and issue expense charge due for the remainder of the first Policy year, less any unpaid monthly Policy charge due for the remainder of the first Policy year, and less any surrender charge.

Face Amount -- The minimum death benefit under the Policy so long as the Policy remains in force before the younger Insured's Attained Age 100.

General Account -- Our assets other than those allocated to the Separate Account or any other separate account.

Indebtedness -- The sum of all unpaid Policy loans and accrued interest on loans.

Insureds -- The persons whose lives are insured under the Policy.

Investment Funds -- Investments within the Separate Account which we make available under the Policy.

Investment Start Date -- The date the initial premium is applied to the General Account and/or the Investment Funds. This date is the later of the Issue Date or the date the initial premium is received at our Service Office.

Issue Age -- The age of each Insured at his or her nearest birthday as of the Issue Date.

Issue Date -- The date as of which insurance coverage begins under a Policy. It is also the date from which Policy anniversaries, Policy years, and Policy months are measured. It is the Effective Date of coverage under the Policy.

Last Insured -- The Insured whose death succeeds the death of all other Insureds under the Policy.

Loan Account -- The account of Cova to which amounts securing Policy Loans are allocated. The Loan Account is part of Cova's General Account.


Loan Subaccount -- A Loan Subaccount has been established for the General Account and for each Investment Fund. Any Cash Value transferred to the Loan Account will be allocated to the appropriate Loan Subaccount to reflect the origin of the Cash Value. At any point in time, the Loan Account will equal the sum of all the Loan Subaccounts.

Monthly Anniversary -- The same date in each succeeding month as the Issue Date except that whenever the Monthly Anniversary falls on a date other than a Valuation Date, the Monthly Anniversary will be deemed the next Valuation Date. If any Monthly Anniversary would be the 29th, 30th, or 31st day of a month that does not have that number of days, then the Monthly Anniversary will be the last day of that month.

Net Premium -- The premium paid, less the premium tax charge, less the Federal tax charge, less the sales charge.

Owner -- The owner of a Policy, as designated in the application or as subsequently changed.

Policy -- The flexible premium joint and last survivor variable life insurance Policy offered by us and described in this prospectus.

Pro-Rata Surrender -- A requested reduction of both the Face Amount and the Cash Value by a given percentage.

Separate Account -- Cova Variable Life Account One, a separate investment account established by Cova to receive and invest the Net Premiums paid under the Policy, and certain other variable life policies, and allocated by you to provide variable benefits.

Service Office-- Cova Financial Services Life Insurance Company, P.O. Box 66757, St. Louis, MO 63166-6757.

Target Premium -- A premium calculated when a Policy is issued, based on the Insureds' joint age, sex (except in unisex policies) and risk class. The Target Premium is used to calculate the first year's premium expense charge, the surrender charge, and agent compensation under the Policy.

Valuation Date -- Each day that the New York Stock Exchange (NYSE) is open for trading and Cova is open for business. Cova is open for business every day that the NYSE is open for trading.

Valuation Period -- The period between two successive Valuation Dates, commencing at the close of the NYSE (usually 4:00 p.m. Eastern Standard Time) on a Valuation Date and ending with the close of the NYSE on the next succeeding Valuation Date.

The prospectus is divided into three sections: the Summary, Part I and Part II. The sections in the Summary correspond to sections in Part I of this prospectus which discuss the topics in more detail. Part II contains even more detailed information.

SUMMARY

1. THE VARIABLE LIFE INSURANCE POLICY

The variable life insurance Policy is a contract between you, the Owner, and us, an insurance company. The Policy provides for the payment of a death benefit to your selected Beneficiary upon the death of both of the persons Insured. This death benefit is distributed free from Federal income taxes. The Policy can be used as part of your estate planning or used to save for retirement. The Insureds are the persons you choose to have their lives insured under the Policy. You, the Owner, can also be one of the Insureds, but you do not have to be.

The Policy described in this prospectus is a flexible premium joint and last survivor variable life insurance policy. The Policy is "flexible" because:

o    the frequency and amount of premium payments can vary;

o    you can choose between death benefit options; and

o    you can change the amount of insurance coverage.

The Policy is "variable" because the Cash Value of your Policy, when allocated to the Investment Funds, may increase or decrease depending upon the investment results of the selected Investment Funds. The duration of your Policy may vary, and under certain circumstances, so may your death benefit.

So long as either Insured is alive, you can surrender the Policy for all or part of its Cash Surrender Value. You may also obtain a Policy loan, using the Policy as security. We will pay a death benefit when the Last Insured dies.

We make available a number of riders to meet a variety of your estate planning needs. The minimum face amount of insurance that we offer is $100,000.



2. PURCHASES

You purchase the Policy by completing the proper forms. Your registered representative can help you. In some circumstances, we may contact you for additional information regarding the Insureds. We may require each of the Insureds to provide us with medical records, a physician's statement or a complete paramedical examination.

The minimum initial premium we accept is computed for you based on the Face Amount you request. The Policy is designed for the payment of subsequent premiums. You can establish planned annual premiums. The minimum subsequent premium that we accept is $10.



3. INVESTMENT CHOICES

You can put your money in our General Account or in any or all of the Investment Funds. However, you can only put your money in up to 15 of the Investment Funds and the General Account at any one time. A brief description of the Investment Funds is contained in Appendix B and a detailed description of the Investment Funds, their investment policies, restrictions, risks, and charges is contained in the prospectuses for each Investment Fund. You should read the prospectuses carefully.



4. EXPENSES

We make certain deductions from your premiums, your Cash Value and from the Investment Funds. These deductions are made for taxes, mortality and expense risks, administrative expenses, sales charges, the cost of providing life insurance protection and for the cost associated with the management and investment operations of the Investment Funds. These deductions are summarized as follows:

o Deductions from each premium payment.

Tax Charges. We currently deduct 1.3% of each premium payment to pay the Federal tax charge. We also deduct a Premium Tax Charge currently equal to 2.10% to pay the state and local premium taxes.

Sales Charge. The Sales Charge, which is also referred to as the percent of premium charge, is determined as follows:

(1) in the first Policy year, 15% of the amount you pay up to the Target Premium, and 5% of the amount you pay over the Target Premium;

(2)  in the 2nd through 10th Policy years, 5% of the actual premium you pay; and

(3)  in the 11th Policy year and later, 2% of the actual premium you pay.

o Monthly deductions from your Cash Value.

Selection and Issue Expense Charge. During the first 10 Policy years, we assess a charge of up to 1% per $1000 of Face Amount. This charge varies by Issue Age, risk class and sex (except in unisex policies) of the Insureds.

Monthly Policy Charge. This charge is equal to $25 per month for the first Policy year, and $6 per Policy month thereafter. This amount is deducted from the Cash Value of your Policy on the Investment Start Date and each Monthly Anniversary date.

Monthly Cost of Insurance. This amount is deducted monthly from your Cash Value on the Investment Start Date and each Monthly Anniversary date. The amount of the deduction varies with the age, sex (except in unisex policies), risk class of the Insureds, duration, and the amount of death benefit at risk.

Charges for Additional Benefit Riders. On each Monthly Anniversary date, the amount of the charge, if any, for additional benefit riders is determined in accordance with the rider and is shown on the specifications page of your Policy.

o Deductions from the Investment Funds.

Mortality and Expense Risk Charge. This risk charge is guaranteed not to exceed, on an annual basis, 0.55% of the average value of each of your Investment Funds and is deducted each Valuation Date.

The current risk charge depends on the number of years your Policy has been in force and is as follows:

     Years       Daily Charge Factor        Annual Equivalent
    --------     --------------------     -------------------
     1-10              .0015027%                  0.55%
     11-20             .0012301%                  0.45%
     21+               .0009572%                  0.35%


This deduction is guaranteed not to increase while the Policy is in force. We will not increase the mortality and expense risk charge to .55% in years 11 and beyond.



Investment Fund Expenses
Annual Fund Operating Expenses (as a percentage of average net assets)

                                                                                       Other Fund Expenses
                                                                   Management         (after reimbursement       Total Annual
Investment Funds                                                      Fees          and/or waivers as noted)     Fund Expenses
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
Advisor: A I M Advisors, Inc
       AIM V.I. Capital Appreciation Fund                            0.62%                   0.11%                  0.73%
       AIM V.I. International Equity Fund                            0.75%                   0.22%                  0.97%
       AIM V.I. Value Fund                                           0.61%                   0.15%                  0.76%
------------------------------------------------------------------------------------------------------------------------------------


Alliance Variable Products Series Fund, Inc.
Advisor: Alliance Capital Management L.P.
       Premier Growth Portfolio (Class A)                            1.00%                   0.05%                  1.05%
       Real Estate Investment Portfolio (Class A)(1)                 0.49%                   0.46%                  0.95%
------------------------------------------------------------------------------------------------------------------------------------


Cova Series Trust (2)
Advisor: J.P. Morgan Investment Management Inc.
       International Equity Portfolio                                0.79%                   0.31%                  1.10%
       Large Cap Stock Portfolio                                     0.65%                   0.10%                  0.75%
       Quality Bond Portfolio                                        0.54%                   0.10%                  0.64%
       Select Equity Portfolio                                       0.67%                   0.10%                  0.77%
       Small Cap Stock Portfolio                                     0.85%                   0.19%                  1.04%
------------------------------------------------------------------------------------------------------------------------------------

Advisor: Lord, Abbett & Co.
       Bond Debenture Portfolio                                      0.75%                   0.10%                  0.85%
       Developing Growth Portfolio                                   0.90%                   0.30%                  1.20%
       Large Cap Research Portfolio                                  1.00%                   0.30%                  1.30%
       Lord Abbett Growth and Income Portfolio (3)                   0.65%                   0.05%                  0.70%
       Mid-Cap Value Portfolio                                       1.00%                   0.30%                  1.30%
------------------------------------------------------------------------------------------------------------------------------------









Investment Fund Expenses (continued)
                                                                                       Other Fund Expenses
                                                                   Management         (after reimbursement       Total Annual
Investment Funds                                                      Fees          and/or waivers as noted)     Fund Expenses
------------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust, Class 1 Shares
Advisor: Franklin Advisers, Inc.
       Franklin Small Cap Fund (4)                                    0.55%                   0.27%                  0.82%
------------------------------------------------------------------------------------------------------------------------------------

Advisor: Franklin Mutual Advisers, LLC
       Mutual Shares Securities Fund (5)                             0.60%                    0.19%                  0.79%
------------------------------------------------------------------------------------------------------------------------------------

Advisor: Templeton Asset Management Ltd.
       Templeton Developing Markets Securities Fund (6)               1.25%                   0.31%                  1.56%
------------------------------------------------------------------------------------------------------------------------------------

Advisor: Templeton Investment Counsel, Inc.
       Templeton International Securities Fund (7)                    0.69%                   0.19%                  0.88%
------------------------------------------------------------------------------------------------------------------------------------


General American Capital Company
Advisor: Conning Asset Management Company
       Money Market Fund                                             0.125%                   0.08%                  0.205%
------------------------------------------------------------------------------------------------------------------------------------


Goldman Sachs Variable Insurance Trust (8)
Advisor: Goldman Sachs Asset Management
       Goldman Sachs VIT Growth and Income Fund                       0.75%                   0.25%                  1.00%
       Goldman Sachs VIT Internet Tollkeeper FundSM                   1.00%                   0.25%                  1.25%
------------------------------------------------------------------------------------------------------------------------------------

Advisor: Goldman Sachs Asset Management International
       Goldman Sachs VIT Global Income Fund                           0.90%                   0.25%                  1.15%
       Goldman Sachs VIT International Equity Fund                    1.00%                   0.35%                  1.35%
------------------------------------------------------------------------------------------------------------------------------------


Kemper Variable Series
Advisor: Scudder Kemper Investments, Inc.
       Kemper Government Securities Portfolio                         0.55%                   0.08%                  0.63%
       Kemper Small Cap Growth Portfolio                              0.65%                   0.06%                  0.71%
       Kemper Small Cap Value Portfolio (9)                           0.75%                   0.09%                  0.84%
------------------------------------------------------------------------------------------------------------------------------------


Liberty Variable Investment Trust
Advisor: Newport Fund Management Inc.
       Newport Tiger Fund, Variable Series                            0.90%                   0.31%                  1.21%
------------------------------------------------------------------------------------------------------------------------------------


MFS(R)Variable Insurance TrustSM (10)
Advisor: Massachusetts Financial Services Company
       MFS Emerging Growth Series                                     0.75%                   0.09%                  0.84%
       MFS Global Governments Series (11)                            0.75%                    0.16%                  0.91%
       MFS Growth With Income Series                                  0.75%                   0.13%                  0.88%
       MFS High Income Series (11)                                    0.75%                   0.16%                  0.91%
       MFS Research Series                                            0.75%                   0.11%                  0.86%
------------------------------------------------------------------------------------------------------------------------------------








Investment Fund Expenses (continued)
                                                                                       Other Fund Expenses
                                                                   Management         (after reimbursement       Total Annual
Investment Funds                                                      Fees          and/or waivers as noted)     Fund Expenses
------------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds
Advisor: OppenheimerFunds, Inc.
       Oppenheimer Bond Fund/VA                                       0.72%                   0.01%                  0.73%
       Oppenheimer Capital Appreciation Fund/VA                       0.68%                   0.02%                  0.70%
       Oppenheimer High Income Fund/VA                                0.74%                   0.01%                  0.75%
       Oppenheimer Main Street Growth and Income Fund/VA              0.73%                   0.05%                  0.78%
       Oppenheimer Strategic Bond Fund/VA                             0.74%                   0.04%                  0.78%
------------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust
Advisor: Putnam Investment Management, Inc.
       Putnam VT Growth and Income Fund - Class IA Shares             0.46%                   0.04%                  0.50%
       Putnam VT International Growth Fund - Class IA Shares          0.80%                   0.22%                  1.02%
       Putnam VT International New Opportunities Fund -
          Class IA Shares                                             1.08%                   0.33%                  1.41%
       Putnam VT New Value Fund - Class IA Shares                     0.70%                   0.10%                  0.80%
       Putnam VT Vista Fund - Class IA Shares                         0.65%                   0.10%                  0.75%
------------------------------------------------------------------------------------------------------------------------------------

(1) The expenses shown with respect to the Real Estate Investment Portfolio are net of voluntary reimbursements. Expenses have been capped at .95% annually and the adviser to the Fund intends to continue such reimbursements for the foreseeable future. For the year ended December 31, 1999, the expenses for the Real Estate Investment Portfolio, before reimbursement, were: .90% management fees and .82% for other expenses.

(2) Cova reimburses the investment portfolios, except the Select Equity, Small Cap Stock and International Equity Portfolios, for all operating expenses (exclusive of the management fees) in excess of approximately .30% for the Mid-Cap Value, Large Cap Research and Developing Growth Portfolios and in excess of approximately .10% for the other investment portfolios. Prior to May 1, 1999, Cova had reimbursed expenses in excess of approximately .10% with respect to the Select Equity, Small Cap Stock, International Equity, Mid-Cap Value, Large Cap Research and Developing Growth Portfolios. The amounts shown above under "Other Expenses" have been restated to reflect the estimated expenses for the Select Equity, Small Cap Stock and International Equity Portfolios for the year ending December 31, 2000. Absent these expense reimbursement arrangements, the total annual portfolio expenses for the year ended December 31, 1999 were: 1.09% for the Small Cap Stock Portfolio; 1.15% for the International Equity Portfolio; .71% for the Quality Bond Portfolio; .76% for the Large Cap Stock Portfolio; .86% for the Bond Debenture Portfolio; 1.41% for the Mid-Cap Value Portfolio; 1.38% for the Large Cap Research Portfolio; and 1.34% for the Developing Growth Portfolio.

(3)  The Portfolio commenced investment operations on January 8, 1999.

(4) On 2/8/00, a merger and reorganization was approved that combined the assets of the fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. On 2/8/00, fund shareholders approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.55%, Other Expenses 0.27%, and Total Fund Operating Expenses 0.82%.

(5) On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.60%, Other Expenses 0.19%, and Total Fund Operating Expenses 0.79%.

(6) On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton Developing Markets Equity Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 1.25%, Other Expenses 0.29%, and Total Fund Operating Expenses 1.54%.

(7) On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton International Equity Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.65%, Other Expenses 0.20%, and Total Fund Operating Expenses 0.85%.

(8) The investment advisers to the Goldman Sachs VIT Growth and Income, Internet Tollkeeper, International Equity and Global Income Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management fees, taxes, interest, brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.25%, 0.25%, 0.35% and 0.25% per annum of such Funds' average daily net assets, respectively. The expenses shown include this reimbursement. If not included, the "Other Expenses" and "Total Annual Portfolio Expenses" for the Goldman Sachs Growth and Income, International Equity and Global Income Funds would be .47% and 1.22%, .77% and 1.77% and 1.78% and 2.68%, respectively. The reductions or limitations may be discontinued or modified by the investment advisers in their discretion at any time. The Fund's expenses shown in the fee table are based on estimated expenses for the fiscal year ending December 31, 2000.

(9) Pursuant to its agreement with Kemper Variable Series, the investment manager and the accounting agent have agreed, for the one year period commencing May 1, 2000, to limit their respective fees and to reimburse other operating expenses, in a manner communicated to the Board of the Fund, to the extent necessary to limit total operating expenses of the Kemper Small Cap Value Portfolio to .84%. The amounts set forth in the table above reflect actual expenses for the past fiscal year, which were at or lower than these expense limits, after the benefit of any custodial credits.


(10) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The expenses shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.

(11) MFS has contractually agreed to bear expenses for these series, subject to reimbursement by these series, such that the series' "Other Expenses" do not exceed 0.15% of the average daily net assets of the series during the current fiscal year. Absent the expense reimbursement, the Total Annual Portfolio Expenses for the year ended December 31, 1999, were 1.05% for the MFS Global Governments Series and .97% for the MFS High Income Series. The payments made by MFS on behalf of each series under this arrangement are subject to reimbursement by the series to MFS, which will be accomplished by the payment of an expense reimbursement fee by the series to MFS computed and paid monthly at a percentage of the series' average daily net assets for its then current fiscal year, with a limitation that immediately after such payment, the series' "Other Expenses" will not exceed the percentage set forth above for that series. The obligation of MFS to bear a series' "Other Expenses" pursuant to this arrangement, and the series' obligation to pay the reimbursement fee to MFS, terminates on the earlier of the date on which payments made by the series equal the prior payment of such reimbursable expenses by MFS or December 31, 2004. MFS may, in its discretion, terminate this arrangement at an earlier date provided that the arrangement will continue for each series until at least May 1, 2001, unless terminated with the consent of the board of trustees which oversees the series.

o Deductions for surrenders, partial withdrawals and transfers.

Surrender Charge. A Surrender Charge may be deducted in the event you make a full or partial withdrawal of your Policy. If you surrender your Policy or let it lapse during the first ten Policy years, we will keep part of the Cash Value of your Policy to help us recover the costs of selling and issuing the Policy.

The Surrender Charge is 45% of the Target Premium if you surrender the Policy or let it lapse during the first five Policy years. Afterwards, the amount of the Surrender Charge goes down each month. After the 10th Policy year there is no charge. A Surrender Charge will apply to any decrease in Face Amount.

There is a table in your Policy that shows the amount of the Target Premium and the percentage of the Surrender Charge for each month.

If you make a partial withdrawal from your Policy, we will charge a pro-rated portion of the Surrender Charge. There may also be a Partial Withdrawal Fee charged.

Partial Withdrawal Fee and Transfer Fee. The first 12 requested transfers or partial withdrawals in a Policy year are free. For each partial withdrawal or transfer in excess of 12 in a Policy year, there is a fee assessed which is currently equal to $25.



5. DEATH BENEFIT

The amount of the death benefit depends on:

o    the Face Amount of your Policy;

o    the death benefit option in effect at the time of the Last Insured's death;
     and

o    under some circumstances the Cash Value of your Policy.

There are three death benefit options: Option A, Option B and Option C. If death benefit Option A is in effect, the death benefit is the greater of your total Face Amount in effect or the Cash Value of your Policy on the date of the Last Insured's death multiplied by the applicable factor. Under this option, the amount of the death benefit is fixed, except when we use the factor to determine the benefit percentage.

If death benefit Option B is in effect, the death benefit is the greater of your total Face Amount in effect plus the Cash Value of your Policy on the date of the Last Insured's death, or the Cash Value of your Policy multiplied by the applicable factor. Under this option, the amount of the death benefit is variable (but will never be less than the Face Amount).

If death benefit Option C is in effect, the death benefit is the greater of your total Face Amount in effect or the Cash Value on the date of the Last Insured's death multiplied by an Attained Age factor.

So long as the Policy remains in force, prior to the younger Insured's Attained Age 100, the minimum death benefit will be at least the current Face Amount.

Under certain circumstances you can change death benefit options. You can also decrease the Face Amount under certain circumstances.

At the time of application for a Policy, you designate a Beneficiary who is the person or persons who will receive the death proceeds. You can change your Beneficiary unless you have designated an irrevocable Beneficiary. The Beneficiary does not have to be a natural person.



6. TAXES

Your Policy has been designed to comply with the definition of life insurance in the Internal Revenue Code. As a result, the death proceeds paid under the Policy should be excludable from the gross income of your Beneficiary. However, estate taxes may apply. Any earnings in your Policy are not taxed until you take them out. The tax treatment of the loan proceeds and surrender proceeds will depend on whether the Policy is considered a Modified Endowment Contract (MEC). Proceeds taken out of a MEC are considered to come from earnings first and are includible in taxable income. If you are younger than 59 1/2 when you take money out of a MEC, you may also be subject to a 10% federal tax penalty on the earnings withdrawn.



7. ACCESS TO YOUR MONEY

You can terminate your Policy at any time during the lifetime of either Insured and we will pay you the Cash Surrender Value of your Policy. At any time during either of the Insureds' lifetimes and before the Policy has terminated, you may withdraw a part of your Cash Value subject to the requirements of the Policy. When you terminate your Policy or make a partial withdrawal, a surrender charge and partial withdrawal fee may be assessed.

You can also borrow against the Cash Value of your Policy.



8. OTHER INFORMATION

Free Look. You can cancel the Policy within 20 days after you receive it (or whatever period is required in your state) or the 45th day after you sign your application, whichever period ends later. We will refund all premiums paid (or whatever amount is required in your state). Upon completion of the underwriting process, we will allocate your initial Net Premium to the Money Market Fund until the reallocation date, which occurs upon the expiration of the free look period. After that, we will invest your Policy's Cash Value and any subsequent premiums as you requested.

Who Should Purchase the Policy? The Policy is designed for individuals and businesses that have a need for death protection but who also desire to potentially increase the values in their policies through investment in the Investment Funds. The Policy offers the following to individuals:

o    create or conserve one's estate;

o    supplement retirement income; and

o    access to funds through loans and surrenders.

If you currently own a variable life insurance policy on the life of one of the Insureds, you should consider whether the purchase of the Policy is appropriate.

Also, you should carefully consider whether the Policy should be used to replace an existing Policy on the life of one of the Insureds.

Additional Features. The following additional features are offered:

o you can arrange to have a regular amount of money automatically transferred from the Money Market Fund to selected Investment Funds each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

o    you  can  arrange  to  automatically   readjust  your  Cash  Value  between
     Investment Funds periodically to keep the allocation you select. We call this feature Portfolio Rebalancing.

o we also offer a number of additional riders that are common to life insurance policies.

These features and riders may not be available in your state and may not be suitable for your particular situation.



9. INQUIRIES

If you need more information about purchasing a Policy, please contact us at:

   Cova Life Sales Company
   One Tower Lane, Suite 3000
   Oakbrook Terrace, IL 60181
   800-523-1661

If you need Policyowner service (such as changes in Policy information, inquiry into Policy values, or to make a loan), please contact us at our Service Office:

   Cova Financial Services Life Insurance Company
   P.O. Box 66757
   St. Louis, MO 63166-6757
   (800)357-4419

PART I

1.   THE VARIABLE LIFE INSURANCE POLICY

The variable life insurance Policy is a contract between you, the Owner, and us, an insurance company. This kind of Policy is most commonly used for retirement planning and/or estate planning.

The Policy provides for life insurance coverage on the Insureds. It has a Cash Value, a death benefit, surrender rights, loan privileges and other characteristics associated with traditional and universal life insurance. However, since the Policy is a variable life insurance Policy, the value of your Policy will increase or decrease depending upon the investment experience of the Investment Funds you choose. The duration or amount of the death benefit may also vary based on the investment performance of the underlying Investment Funds. To the extent you select any of the Investment Funds, you bear the investment risk. If your Cash Value less any loans, loan interest accrued, unpaid selection and issue charge due for the remainder of the first Policy year, and if surrender charges and any partial withdrawal fee are insufficient to pay the monthly deductions, the Policy may terminate.

Because the Policy is like traditional and universal life insurance, it provides a death benefit which is paid to your named Beneficiary. When both of the Insureds die, the death proceeds are paid to your Beneficiary which should be excludable from the gross income of the Beneficiary. The tax-free death proceeds make this an excellent way to accumulate money you do not think you will use in your lifetime. It is also a tax-efficient way to provide for those you leave behind. If you need access to your money, you can borrow from the Policy, make a total surrender or a partial withdrawal.



2.   PURCHASES


Application for a Policy
In order to purchase a Policy, you must submit an application to us that requests information about both of the proposed Insureds. In some cases, we will ask for additional information. We may request that the proposed Insureds provide us with medical records, a physician's statement or possibly require other medical tests.


Premiums
Before coverage begins under a Policy, the application and the premium must be in good order as determined by our administrative rules. You may receive a copy of a Policy before that time for examination but there will be no coverage. Each premium after the initial premium must be at least $10. The Policy is not designed for professional market timing organizations, other entities, or persons using programmed, large, or frequent transfers.

You can establish a schedule of planned premiums. We will send you billing notices for these premium payments. A failure to pay such a premium payment will not itself cause the Policy to lapse.




Unscheduled Premiums
You can make additional unscheduled premium payments at any time while the Policy is in force. However, in order to preserve the favorable tax status of the Policy, we may limit the amount of the premiums and may return any premiums that exceed the limits stated under the Internal Revenue Code.

If Cova receives a premium payment which would cause the death benefit to increase by an amount that exceeds the Net Premium portion of the payment, then Cova reserves the right to:

(1)  refuse that premium payment, or

(2)  require additional evidence of insurability before it accepts the premium.


Lapse and Grace Period
During the first 5 Policy years, your Policy will not lapse if the Cash Surrender Value of your Policy is insufficient to pay for the monthly deductions when:

o the sum of all premiums paid on the Policy (reduced by any partial withdrawals and any outstanding loan balance) is at least equal to the sum of the No Lapse Monthly Premiums for the elapsed months since the Issue Date.

The No Lapse Monthly Premium amount is found on the specifications page of your Policy. This amount may be modified if you change your Face Amount, make a change in the premium class of the Insureds within 5 years of the Issue Date, or if there is an addition or deletion of a rider.

Lapse will occur if:

o the Cash Surrender Value is not sufficient to cover the monthly deduction (except for reasons stated above);

o the sum of all the premiums you paid into the Policy (reduced by any partial withdrawal or any outstanding loan balance) is less than the No Lapse Monthly Premium; and

o    a grace period expires without a sufficient premium payment.

When a Policy is about to terminate, the Policy provides a grace period in order for you to make a premium payment or a loan repayment to keep your Policy in force. The grace period, which is 62 days, begins on the Monthly Anniversary on which the Cash Surrender Value is insufficient to meet the next monthly deduction. We will notify you by mail of the amount of additional premium that must be paid to keep the Policy from terminating. If we do not receive the required amount within the grace period, the Policy will lapse and terminate without Cash Value. If your Policy was issued in Florida, the Grace Period provisions may be different. Please refer to your Policy.

If the Last Insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit otherwise payable.


Reinstatement
If your Policy terminated at the end of a grace period, you can request that we reinstate it (restore your insurance coverage) anytime within 5 years after its termination. To reinstate your Policy you must:

o    submit a written request for reinstatement;

o submit proof satisfactory to us that both of the Insureds are still insurable at the risk class that applies for the latest Face Amount portion then in effect (if only one Insured is alive on the date the Policy lapsed, you need only submit proof for the living Insured);

o pay a Net Premium large enough to cover the monthly deductions that were due at the time of lapse and 2 times the monthly deduction due at the time of reinstatement; and

o pay an amount large enough to cover any loan interest due and unpaid at the time of lapse.

The  reinstatement  date is the  date on or  following  the day we  approve  the
application   for   reinstatement.   The  Cash  Value  of  your  Policy  on  the
reinstatement date is equal to:

o    the amount of any Policy loan reinstated;

o increased by the Net Premiums paid at reinstatement, any Policy loan paid at the time of reinstatement, and the amount of any surrender charge paid at the time of lapse.

The Policy may not be reinstated if it has been surrendered or if an Insured who was living at the time of lapse dies before the reinstatement date. There will be a full monthly deduction for the Policy month which includes the reinstatement date.


Allocation of Premium
When we receive a premium from you, we deduct:

o    a Tax Charge for premium taxes and Federal taxes; and

o    a Sales Charge.

The premium less these charges is referred to as the Net Premium. Your Net Premium is allocated to the General Account or one or more of the Investment Funds, as selected by you.

When we issue you a Policy, we automatically allocate your initial premium to the Money Market Fund. Once the free look period expires, the Cash Value of your Policy is allocated to the General Account and/or the Investment Funds in accordance with your selections requested in the application. For any chosen allocation, the percentages must be in whole numbers. This allocation is not subject to the transfer fee provision. However, we reserve the right to limit the number of selections that you may invest in at any one time.


Cash Value of Your Policy
The Cash Value equals the sum of the amounts in the General Account, the Investment Funds you have selected, and the Loan Account.


Method of Determining Cash Value of an Investment Fund
The value of your Policy will go up or down depending upon the investment performance of the Investment Fund(s) you choose and the charges and deductions made against your Policy.

The Cash Value of the Investment Funds is determined for each Valuation Period. When we apply your initial premium to an Investment Fund, the Cash Value equals the Net Premium allocated to the Investment Fund, minus the monthly deduction(s) due from the Issue Date through the Investment Start Date. Thereafter, on each Valuation Date, the Cash Value in an Investment Fund will equal:

(1) The Cash Value in the Investment Fund on the preceding Valuation Date, multiplied by the Investment Fund's Net Investment Factor (defined below) for the current Valuation Period; plus

(2) Any Net Premium payments received during the current Valuation Period which are allocated to the Investment Fund; plus

(3) Any loan repayments allocated to the Investment Fund during the current Valuation Period; plus

(4) Any amounts transferred to the Investment Fund from the General Account or from another Investment Fund during the current Valuation Period; plus

(5) That portion of the interest credited on outstanding loans which is allocated to the Investment Fund during the current Valuation Period; minus

(6) Any amounts transferred from the Investment Fund to the General Account, Loan Account, or to another Investment Fund during the current Valuation Period (including any transfer charges); minus

(7) Any partial withdrawals from the Investment Fund during the current Valuation Period; minus

(8) Any withdrawal due to a pro-rata surrender from the Investment Fund during the current Valuation Period; minus

(9) Any withdrawal or surrender charges incurred during the current Valuation Period attributed to the Investment Fund in connection with a partial withdrawal or pro-rata surrender; minus

(10) If a Monthly Anniversary occurs during the current Valuation Period, the portion of the monthly deduction allocated to the Investment Fund during the current Valuation Period to cover the Policy month which starts during that Valuation Period.


Net Investment Factor
The Net Investment Factor measures the investment performance of an Investment Fund during a Valuation Period. The Net Investment Factor for each Investment Fund for a Valuation Period is calculated as follows:

(1)  The value of the assets at the end of the preceding Valuation Period; plus

(2) The investment income and capital gains, realized or unrealized, credited to the assets in the Valuation Period for which the Net Investment Factor is being determined; minus

(3) The capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

(4) Any amount charged against each Investment Fund for taxes, including any tax or other economic burden resulting from the application of the tax laws determined by us to be properly attributable to the Investment Funds, or any amount set aside during the Valuation Period as a reserve for taxes attributable to the operation or maintenance of each Investment Fund; minus

(5) The mortality and expense risk charge equal to a percentage of the average net assets for each day in the Valuation Period. This charge, for mortality and expense risks, is determined by the length of time the Policy has been in force. It will not exceed the amounts shown in the following table:

        Policy           Percentage of        Effective
        Years            Avg. Net Assets      Annual Rate
       ---------         ----------------    ----------------
        1-10                 0.0015027             0.55%
        11-20                0.0012301             0.45%
        21+                  0.0009572             0.35%

divided by

(6)  The value of the assets at the end of the preceding Valuation Period.

Our Right to Reject or Return a Premium Payment
In order to receive the tax treatment for life insurance under the Internal Revenue Code (Code), a Policy must initially qualify and continue to qualify as life insurance under the Code. To maintain this qualification, we have reserved the right under the Policy to return any premiums paid which we have determined will cause the Policy to fail as life insurance. We also have the right to make changes in the Policy or to make a distribution to the extent we determine this is necessary to continue to qualify the Policy as life insurance. Such distributions may have current income tax consequences to you.

If subsequent premiums will cause your Policy to become a Modified Endowment Contract (MEC) we will contact you prior to applying the premium to your Policy. If you elect to have the premium applied, we require that you acknowledge in writing that you understand the tax consequences of a MEC before we will apply the premiums.



3.   INVESTMENT FUNDS

There are currently 43 Investment Funds available in connection with the Policy we are offering here. The Investment Funds are offered through one of eleven open-end, diversified management investment companies: (1) AIM Variable Insurance Funds, (2) Alliance Variable Products Series Fund, Inc., (3) Cova Series Trust, (4) Franklin Templeton Variable Insurance Products Trust, (5) General American Capital Company, (6) Goldman Sachs Variable Insurance Trust,
(7) Kemper Variable Series, (8) Liberty Variable Investment Trust, (9) MFS Variable Insurance Trust, (10) Oppenheimer Variable Account Funds and (11) Putnam Variable Trust.

You can only invest in up to 15 of the Investment Funds and the General Account at any one time.

Purchasers should read this prospectus carefully before investing. Copies of the prospectuses for the Investment Funds will be sent to you with your Policy. Certain portfolios contained in the Fund prospectuses may not be available with your Policy. (See Appendix B which contains a summary of investment objectives and strategies for each Investment Fund.)

The investment objectives and policies of certain of the Investment Funds are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Funds may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Funds have the same investment advisers.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment  grade  debt  securities,  initial  public  offerings  (IPOs)  or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The following is a list of the Investment Funds and investment managers available under the Policy:


AIM VARIABLE INSURANCE FUNDS
   Advisor: A I M Advisors, Inc.
   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Equity Fund
   AIM V.I. Value Fund


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
   Advisor: Alliance Capital Management L.P.
   Premier Growth Portfolio (Class A)
   Real Estate Investment Portfolio (Class A)


COVA SERIES TRUST
   Advisor: J.P. Morgan Investment Management Inc.
   International Equity Portfolio
   Large Cap Stock Portfolio
   Quality Bond Portfolio
   Select Equity Portfolio
   Small Cap Stock Portfolio

   Advisor: Lord, Abbett & Co.
   Bond Debenture Portfolio
   Developing Growth Portfolio
   Large Cap Research Portfolio
   Lord Abbett Growth and Income Portfolio
   Mid-Cap Value Portfolio


FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST*, CLASS 1 SHARES
   Advisor: Franklin Advisers, Inc.
   Franklin Small Cap Fund (the surviving fund of the merger with Franklin Small Cap Investments Fund)

   Advisor: Franklin Mutual Advisers, LLC
   Mutual Shares Securities Fund (the surviving fund of the merger with Mutual Shares Investments Fund)

   Advisor: Templeton Asset Management Ltd.
   Templeton Developing Markets Securities Fund
      (formerly, Templeton Developing Markets Fund)

   Advisor: Templeton Investment Counsel, Inc.
   Templeton International Securities Fund
      (formerly, Templeton International Fund)

   *Effective May 1, 2000, the portfolios of Templeton Variable Products Series Fund were merged into similar portfolios of Franklin Templeton Variable Insurance Products Trust.


GENERAL AMERICAN CAPITAL COMPANY
   Advisor: Conning Asset Management Company
   Money Market Fund


GOLDMAN SACHS VARIABLE INSURANCE TRUST ("VIT")
   Advisor: Goldman Sachs Asset Management, a unit of the
      Investment Management Division of Goldman, Sachs & Co.
   Goldman Sachs VIT Growth and Income Fund
   Goldman Sachs VIT Internet Tollkeeper Fund
      (available as of July 3, 2000)

   Advisor: Goldman Sachs Asset Management International
   Goldman Sachs VIT Global Income Fund
   Goldman Sachs VIT International Equity Fund


KEMPER VARIABLE SERIES
   Advisor: Scudder Kemper Investments, Inc.
   Kemper Government Securities Portfolio
   Kemper Small Cap Growth Portfolio
   Kemper Small Cap Value Portfolio


LIBERTY VARIABLE INVESTMENT TRUST
   Advisor: Newport Fund Management Inc.
   Newport Tiger Fund, Variable Series


MFS(R)VARIABLE INSURANCE TRUSTSM
   Advisor: Massachusetts Financial Services Company
   MFS Emerging Growth Series
   MFS Global Governments Series
   MFS Growth With Income Series
   MFS High Income Series
   MFS Research Series


OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Advisor: OppenheimerFunds, Inc.
   Oppenheimer Bond Fund/VA
   Oppenheimer Capital Appreciation Fund/VA
   Oppenheimer High Income Fund/VA
   Oppenheimer Main Street Growth & Income Fund/VA
   Oppenheimer Strategic Bond Fund/VA


PUTNAM VARIABLE TRUST
   Advisor: Putnam Investment Management, Inc.
   Putnam VT Growth and Income Fund - Class IA Shares
   Putnam VT International Growth Fund - Class IA Shares
   Putnam VT International New Opportunities Fund - Class IA Shares Putnam VT New Value Fund - Class IA Shares
   Putnam VT Vista Fund - Class IA Shares

Shares of the Investment Funds may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain Investment Funds may also be sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you.

We may enter into  certain  arrangements  under which we are  reimbursed  by the
Investment   Funds'   advisers,   distributors   and/or   affiliates   for   the
administrative services which we provide to the Funds.


Substitution and Limitations on Further Investments
We may substitute one of the Investment Funds you have selected with another Investment Fund. We will not do this without the prior approval of the Securities and Exchange Commission. We may also limit further investment in an Investment Fund. We will give you notice of our intention to do this.


Transfers
At your request, we will transfer amounts in your Policy from any Investment Fund to another Investment Fund, or to and from the General Account (subject to restrictions). The minimum amount that can be transferred is the lesser of the minimum transfer amount (currently $500), or the total value in an Investment Fund or the General Account. You can make twelve transfers or partial withdrawals in a Policy year without charge. We currently charge a transfer fee of $25 for additional transfers in a Policy year.

You cannot make a transfer out of our General Account in the first Policy year. The maximum amount you can transfer from the General Account in any Policy year after the 1st is the greater of:

(a) 25% of a Policy's Cash Surrender Value in the General Account at the beginning of the Policy year, or

(b) the previous Policy year's General Account maximum withdrawal amount, not to exceed the total Cash Surrender Value of the Policy.

Transfers resulting from Policy loans will not be counted for purposes of the limitations on the amount or frequency of transfers allowed in each Policy year.

We have not designed this Policy or the underlying Investment Funds for use by professional market timing organizations, other entities, or persons using programmed, large, or frequent transfers. If it appears that there is a pattern of exchanges that coincides with a "market timing" strategy and is disruptive to the Investment Funds, the transfer will be refused. Policies under common ownership or control may be aggregated for purposes of transfer limits. We will coordinate with the Fund managers to restrict the transfer privilege or reject any specific premium allocation request for any person, if, in the Investment Fund manager's judgment, the Investment Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.

Although we currently intend to continue to permit transfers for the foreseeable future, the Policy provides that we may at any time revoke, modify, or limit the transfer privilege.


Dollar Cost Averaging
Dollar cost averaging is a program which enables you to allocate specified dollar amounts from the Money Market Fund to other Investment Funds on a monthly basis. By allocating amounts on a monthly basis, you may be less susceptible to the impact of market fluctuations.

Dollar cost averaging may be selected by completing the proper forms. The minimum transfer amount is $100. The minimum amount that can be allocated to an Investment Fund is 5% of the amount transferred. You can elect to participate in this program at any time by properly completing the dollar cost averaging election form.

Dollar cost averaging will terminate when any of the following occurs:

1)   the value of the Money Market Fund is completely depleted; or

2)   you request termination in writing.

There is no current charge for dollar cost averaging but we reserve the right to charge for this program in the future. Transfers made under dollar cost averaging do not count against the total of 12 transfers allowed without charge in a Policy year. Dollar cost averaging cannot be used simultaneously with the portfolio rebalancing program.


Portfolio Rebalancing
Over time, the funds in the General Account and the Investment Funds will accumulate at different rates as a result of different investment returns. You may direct us to automatically restore the balance of the Cash Value in the General Account and in the Investment Funds to the percentages determined in advance. There are two methods of rebalancing available -- periodic and variance.

Periodic Rebalancing. Under this option you elect a frequency (monthly, quarterly, semiannually or annually), measured from the Policy Anniversary. On each date elected, we will rebalance the Investment Funds and/or General Account to reallocate the Cash Value according to the investment percentages you elected.

Variance Rebalancing. Under this option you elect a specific allocation percentage for the General Account and each Investment Fund. For each such account, the allocation percentage (if not zero) must be a whole percentage and must not be less than five percent. You also elect a maximum variance percentage (5%, 10%, 15%, or 20% only), and can exclude specific Investment Funds and/or the General Account from being rebalanced. On each Monthly Anniversary we will review the current balances to determine whether any Investment Fund balance is outside of the variance range (either above or below) as a percentage of the specified allocation percentage. If any Investment Fund is outside of the variance range, we will generate transfers to rebalance all of the specified Investment Funds and/or the General Account back to the predetermined percentages.

Transfers resulting from portfolio rebalancing will not be counted against the total number of transfers allowed in a Policy year before a charge is applied.

You may elect either method of portfolio rebalancing by specifying it on the Policy application, or may elect it later for an in force Policy, or may cancel it, by submitting a change form acceptable to us.

We reserve the right to suspend portfolio rebalancing at any time on any class of policies on a nondiscriminatory basis, or to charge an administrative fee for election changes in excess of a specified number in a Policy year in accordance with our administrative rules. Portfolio rebalancing cannot be used simultaneously with the dollar cost averaging program.


Approved Asset Allocation Programs
We recognize the value to certain Owners of having available, on a continuous basis, advice for the allocation of their money among the Investment Funds available under the Policy. Certain providers of these types of services have agreed to provide such services to Owners in accordance with our administrative rules regarding such programs.

We have made no independent investigation of these programs. We have only established that these programs are compatible with our administrative systems and rules.

Even though we permit the use of approved asset allocation programs, the Policy was not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the Investment Funds, and should we become aware of such disruptive practices, we may modify the transfer privilege either on an individual or class basis.

If you participate in an Approved Asset Allocation Program, the transfers made under the program are not taken into account in determining any transaction charges.



4.   EXPENSES

There are charges and other expenses associated with the Policy that reduce the return on your investment in the Policy. The charges and expenses are:


Tax Charges
There are charges for Federal taxes, and state and local premium taxes which are deducted from each premium payment. The Federal tax charge is currently 1.3% of each premium. The premium tax charge is currently 2.10% of premium payments. If the tax rates change, we may change the amount of the deduction to cover the new rate.


Sales Charge
A sales charge will be deducted from each premium payment to partially compensate us for expenses incurred in distributing the Policy and any additional benefits provided by riders. We currently intend to deduct a sales charge determined according to the following schedule:

   Policy Year 1:     15% of premium up to Target Premium; 5%
                      of premium above Target Premium
   Policy Years 2-10: 5% of all premium paid
   Policy Years 11+:  2% of all premium paid

For Policies issued in the state of Oregon, the amounts shown above are increased by 2%. The guaranteed sales charge varies for Policies issued in Texas. As of the date of this prospectus, the current sales charge for Texas Policies is the same as shown above.

The expenses covered by the sales charge include agent sales commissions, the cost of printing prospectuses and sales literature, and any advertising costs. Where Policies are issued to Insureds with higher mortality risks or to Insureds who have selected additional insurance benefits, a portion of the amount deducted for the sales charge is used to pay distribution expenses and other costs associated with these additional coverages.

To the extent that sales expenses are not recovered from the sales charge and the surrender charge, those expenses may be recovered from other sources, including the mortality and expense risk charge described below.


Selection and Issue Expense Charge
During the first ten Policy years, we generally assess a monthly selection and issue expense charge to cover the costs associated with the underwriting and issue of the Policy. The monthly charge per $1,000 of Face Amount ranges from approximately 4 cents to one dollar, and varies by Issue Age, risk class, and (except on unisex Policies) sex of the Insureds. For Policies issued in Texas, the guaranteed selection and issue expense charge is level for the life of the Policy to ensure compliance with the Texas non-forfeiture laws.


Monthly Policy Charge
We deduct a monthly policy charge on the Investment Start Date and each Monthly Anniversary date. The charge is equal to $25 per Policy month for the first Policy year. Thereafter, it is $6 per Policy month guaranteed not to increase while the Policy is in force.

The charge reimburses us for expenses incurred in the administration of the Policies. Such expenses include: confirmations, annual reports and account statements, maintenance of Policy records, maintenance of Separate Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for policyowner servicing and all accounting, valuation, regulatory and updating requirements.

For Policies issued in Texas, the selection and issue expense charge and monthly policy charge together cannot exceed $10 per month after the Insured attains age 100.


Monthly Cost of Insurance Charge
This charge compensates us for the insurance coverage we provide in the month following the charge. The monthly cost of insurance charge for each Policy month equals the total of the insurance risk charges for the Policy month for each Face Amount portion then in effect.

The monthly cost of insurance charge is deducted on each Monthly Anniversary for the following Policy month. The monthly cost of insurance charge is determined in a manner that reflects the anticipated mortality of both Insureds and the fact that the death benefit is not payable until the death of the Last Insured. Because the monthly cost of insurance charge depends upon a number of variables, the charge will vary for each Policy month. We will determine the cost of insurance charge by multiplying the applicable cost of insurance rate or rates by the net amount at risk (defined below) for each Policy month.

The monthly cost of insurance rates are determined at the beginning of each Policy year. The rates will be based on the Attained Age, duration, rate class, and (except for unisex policies) sex of the Insureds at issue. The monthly cost of insurance rates generally increase as the Insureds' Attained Ages increase.

The rate class of the Insureds also will affect the cost of insurance rate. For the initial Face Amount, we will use the rate class on the Issue Date. If the death benefit equals a percentage of Cash Value, an increase in Cash Value will cause an automatic increase in the death benefit. The rate class for such increase will be the same as that used for the initial Face Amount.

We currently place Insureds into a preferred rate class, a standard rate class, or into rate classes involving a higher mortality risk.

Actual monthly cost of insurance rates may change, and the actual monthly cost of insurance charge will be determined by us based on our expectations as to future mortality experience. However, the actual monthly cost of insurance rates will not be greater than the guaranteed cost of insurance rates set forth in the Policy. For Policies which are not in a substandard risk class, the guaranteed cost of insurance rates are equal to 100% of the rates set forth in the male/female smoker/non-smoker 1980 CSO Mortality Tables (1980 CSO Tables NA and SA and 1980 CSO Tables NG and SG for sex distinct policies and policies issued in qualified pension plans; and 1980 CSO Tables NA and SA for unisex policies issued in compliance with Montana law). All Policies are based on the Attained Ages of the Insureds. Higher rates apply if either Insured is determined to be in a substandard risk class.

In two otherwise identical policies, an Insured in the preferred rate class will have a lower cost of insurance than an Insured in a rate class involving higher mortality risk. Each rate class is also divided into two categories: smokers and nonsmokers. Non-smoker Insureds will generally incur a lower cost of insurance than similarly situated Insureds who smoke. (Insureds under Attained Age 20 are automatically assigned to the non-smoker rate class.)

The net amount at risk for a Policy month is:

(1) the death benefit at the beginning of the Policy month divided by 1.0032737 (which reduces the net amount at risk, solely for purposes of computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%); less

(2)  the Cash Value at the beginning of the Policy month.

In calculating the monthly cost of insurance charges, the cost of insurance rate for a Face Amount is applied to the net amount at risk for that Face Amount.


Charges for Additional Benefit Riders
The amount of the charge, if any, each Policy month for additional benefit riders is determined in accordance with the rider and is shown on the specifications page of your Policy.


Mortality and Expense Risk Charge
We will deduct a daily charge from the Investment Funds. The amount of the deduction is determined as a percentage of the average net assets of each Investment Fund. The current daily deduction percentages, and the equivalent effective annual rates, are:

                        Daily
      Policy            Charge              Annual
      Years             Factor              Equivalent
     --------          -----------          -----------
      1-10              .0015027%              0.55%
      11-20             .0012301%              0.45%
      21+               .0009572%              0.35%

This deduction is guaranteed not to increase while the Policy is in force. This risk charge compensates us for assuming the mortality and expense risks under the Policy. The mortality risk assumed by us is that the Insureds, as a group, may not live as long as expected. The expense risk assumed by us is that actual expenses may be greater than those assumed. We expect to profit from this charge.


Surrender Charge
For up to 10 years after the Issue Date, we will impose a contingent deferred sales charge, also referred to as a surrender charge, when the following occur:

o    upon surrender or lapse of the Policy;

o    upon a partial withdrawal;

o    upon a Pro-Rata Surrender; or

o    upon a decrease in Face Amount.

The amount of the charge assessed will depend upon a number of factors, including the type of event (a full surrender, lapse, or partial withdrawal), the amount of any premium payments made under the Policy prior to the event, and the number of Policy years having elapsed since the Policy was issued.

The surrender charge compensates us for expenses relating to the distribution of the Policy, including agents' commissions, advertising, and the printing of the prospectus and sales literature.

The surrender charge percentage is shown in the following table.

 If surrender or lapse  occurs in   The  percentage  of the annual
 the last month of Policy year:     Target Premium payable is:
 ------------------------------     ----------------------------
          1 through 5                         45%
               6                              40%
               7                              30%
               8                              20%
               9                              10%
         10 and later                         0%

The Target Premium (on which we base the surrender charge) is shown in your Policy. As shown above, the maximum surrender charge is 45% of the annual Target Premium payable.

In addition, the percentages are reduced equally for each Policy month during the years shown. For example, during the seventh year, the percentage is reduced equally each month from 40% at the end of the sixth year to 30% at the end of the seventh year. This table may be modified if required by law or regulation of the governing jurisdiction.

The amount of the surrender charge deducted upon a partial withdrawal or Pro-Rata Surrender will equal a fraction of the charge that would be deducted if the Policy were surrendered at that time. The fraction will be determined by dividing the amount of the withdrawal by the Cash Value before the withdrawal and multiplying the result by the surrender charge. Immediately after a withdrawal, the Policy's remaining surrender charge will equal the amount of the surrender charge immediately before the withdrawal less the amount deducted in connection with the withdrawal.

A surrender charge will apply when there is a decrease in Face Amount for up to 10 years from the Policy's Issue Date. A partial withdrawal may cause a decrease in Face Amount and therefore, we may deduct a surrender charge. If the Face Amount is decreased by some fraction of any previous increases in Face Amount and/or the Face Amount at issue, the surrender charge deducted will be the previously defined surrender charge multiplied by the fraction.


Transaction Charges
There is no transaction charge for the first twelve partial withdrawals or requested transfers in a Policy year. We will impose a charge of $25 for each partial withdrawal or requested transfer in excess of twelve in a Policy year. We may revoke or modify the privilege of transferring amounts to or from the General Account at any time. Partial withdrawals and Pro-Rata Surrenders will result in the imposition of the applicable surrender charge.


Investment Fund Expenses
The expenses of the Investment Funds are shown in the Summary.

The value of the net assets of the Investment Funds will reflect the investment advisory fee and other expenses incurred by the underlying investment companies.

The Investment Fund expenses are collected from the underlying Investment Fund, and are not direct charges against the Separate Account assets or reductions from the Policy's Cash Value. Expenses of the Funds are not fixed or specified under the terms of the Policy, and actual expenses may vary. These underlying Investment Fund expenses are taken into consideration in computing each Investment Fund's net asset value, which is used to calculate the unit values in the Separate Account. The management fees and other expenses are more fully described in the prospectus of each individual Investment Fund. The information relating to the Investment Fund expenses was provided by the Investment Funds and was not independently verified by us. Except as otherwise specifically noted, the management fees and other expenses are not currently subject to fee waivers or expense reimbursements.



5.   DEATH BENEFIT

The amount of the death benefit depends on the total Face Amount, the Cash Value of your Policy on the date of the Last Insured's death and the death benefit option (Option A, Option B, or Option C) in effect at that time. The actual amount we will pay the Beneficiary will be reduced by any Indebtedness.

The initial Face Amount and the death benefit option in effect on the Issue Date are shown on the specifications page of your Policy.

Option A. The amount of the death benefit under Option A is the greater of:

o    the Face Amount; or

o the Cash Value of your Policy on the date of the Last Insured's death multiplied by the applicable multiple percentage shown in the "Applicable Percentage of Cash Value Table For Younger Insureds Less than Age 100" shown below.

Option B. The amount of the death benefit under Option B is the greater of:

o the Face Amount plus the Cash Value of your Policy on the date of the Last Insured's death; or

o the Cash Value of your Policy on the date of the Last Insured's death multiplied by the applicable multiple percentage shown in the "Applicable Percentage of Cash Value Table For Younger Insureds Less than Age 100" shown below.


                    Applicable Percentage of Cash Value Table
                     For Younger Insureds Less Than Age 100

    Younger Insured              Policy Cash Value
    Person's Age                 Multiple Percentage
   ----------------             -------------------------

    40 or under                          250%
        45                               215%
        50                               185%
        55                               150%
        60                               130%
        65                               120%
        70                               115%
     78 to 90                            105%
     95 to 99                            101%

For ages that are not shown in this table the applicable percentage multiples will decrease by a ratable portion for each full year.

Option C. The amount of the death benefit under Option C is the greater of:

o    the Face Amount; or

o the Cash Value of your Policy on the date of the Last Insured's death multiplied by the applicable factor from the Table of Attained Age Factors shown in your Policy.

If your Policy is in force after the younger Insured's Attained Age is 100, then the Death Benefit will be 101% of the Policy's Cash Value unless the state where your Policy was issued provides otherwise.


Change of Death Benefit
If the Policy was issued with either death benefit Option A or death benefit Option B, the death benefit option may be changed unless your Policy was issued in Florida. A Policy issued under death benefit Option C may not be changed for the entire lifetime of the Policy. Similarly, a Policy issued under either death benefit Option A or B may not change to death benefit Option C for the lifetime of the Policy. A request for change must be made to us in writing. The Effective Date of such a change will be the Monthly Anniversary on or following the date we receive the change request.

A death benefit Option A Policy may be changed to have death benefit Option B. The Face Amount will be decreased to equal the death benefit less the Cash Value on the Effective Date of the change. Satisfactory evidence of insurability must be submitted to us in connection with a request for a change from death benefit Option A to death benefit Option B. A change may not be made if it would result in a Face Amount of less than the minimum Face Amount.

A death benefit Option B Policy may be changed to have death benefit Option A. The Face Amount will be increased to equal the death benefit on the Effective Date of the change.

A change in death benefit option may have Federal income tax consequences.

Decrease in Face Amount
Subject to certain limitations set forth below, you may decrease (but not increase) the Face Amount of a Policy once each Policy year after the first Policy year. A written request is required for a reduction in the Face Amount. A reduction in Face Amount may affect the cost of insurance rate and the net amount at risk, both of which affect your cost of insurance charge. A reduction in the Face Amount of a Policy may have Federal income tax consequences.

Any decrease in the Face Amount will become effective on the Monthly Anniversary on or following receipt of the written request by us. The amount of the requested decrease must be at least $5,000 ($2,000 for Policies issued in qualified pension plans) and the Face Amount remaining in force after any requested decrease may not be less than the minimum Face Amount. If you decrease the Face Amount and the Policy does not comply with the maximum premium limitations required by Federal tax law, the decrease may be limited or the Cash Value may be returned to you (at your election), to the extent necessary to meet these requirements.



6.   TAXES

NOTE: We have prepared the following information on Federal income taxes as a general discussion of the subject. It is not intended as tax advice to anyone. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in Part II.


Life Insurance in General
Life insurance, such as this Policy, is a means of providing for death protection and setting aside money for future needs. Congress recognized the importance of such planning and provided special rules in the Internal Revenue Code for life insurance.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your life insurance Policy until you take the money out. Beneficiaries generally are not taxed when they receive the death proceeds upon the death of the Last Insured. However, estate taxes may apply.


Taking Money Out of Your Policy
You, as the Owner, will not be taxed on increases in the value of your Policy until a distribution occurs either as a surrender or as a loan. If your Policy is a MEC, any loans or surrenders from the Policy will be treated as first coming from earnings and then from your investment in the Policy. Consequently, these earnings are included in taxable income.

The Internal Revenue Code (Code) also provides that any amount received from a MEC which is included in income may be subject to a 10% penalty. The penalty will not apply if the income received is: (1) paid on or after the taxpayer reaches age 591/2; (2) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); or (3) in a series of substantially equal payments made annually (or more frequently) for the life (or life expectancy) of the taxpayer.

If your Policy is not a MEC, any surrender proceeds will be treated as first a recovery of the investment in the Policy and to that extent will not be included in taxable income. Furthermore any loan will be treated as Indebtedness under the Policy and not as a taxable distribution. See "Tax Status" in Part II for more details.


Diversification
The Code provides that the underlying investments for a variable life insurance policy must satisfy certain diversification requirements in order to be treated as a life insurance contract. We believe that the Investment Funds are being managed so as to comply with such requirements.

Under current Federal tax law, it is unclear as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not us would be considered the owner of the shares of the Investment Funds. If you are considered the owner of the investments, it will result in the loss of the favorable tax treatment for the Policy. It is unknown to what extent Owners are permitted to select Investment Funds, to make transfers among the Investment Funds or the number and type of Investment Funds Owners may select from. If guidance from the Internal Revenue Service is provided which is considered a new position, the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Policy, could be treated as the owner of the Investment Funds. Due to the uncertainty in this area, we reserve the right to modify the Policy in an attempt to maintain favorable tax treatment.



7.   ACCESS TO YOUR MONEY


Policy Loans
We will loan money to you at the loan interest rate we establish. The request by you for a loan must be in writing.

You may borrow an amount up to the loan value of the Policy. The loan value is:

o    the Cash Value of the Policy on the date the loan request is received; less

o    interest to the next loan interest due date; less

o    anticipated monthly deductions to the next loan interest due date; less

o    any existing loan; less

o    any surrender charge; plus

o interest expected to be earned on the loan balance to the next loan interest due date.

Policy loan interest is payable on each Policy anniversary. The minimum amount that you can borrow is $500 (in some states this amount may be less). The loan may be completely or partially repaid at any time while either Insured is living. When a Policy loan is made, we will deduct Cash Value from your Policy equal to the amount of the loan, plus interest due and place it in the Loan Subaccount as security for the loan. This Cash Value amount is expected to earn interest at a rate ("the earnings rate") which is lower than the rate charged on the Policy loan ("the borrowing rate"). The Cash Value that we use as security will accrue interest daily at an annual earnings rate of 4%.

Unless the Owner requests a different allocation, the Cash Value amount used as security for the loan will be transferred from the Investment Funds and the General Account on a pro-rata basis to the Loan Account. This will reduce the Policy's Cash Value in the General Account and the Investment Fund(s). These transactions will not be considered transfers for purposes of the limitations on transfers between Investment Funds or to or from the General Account.

A Policy loan, whether or not repaid, will have a permanent effect on the death benefits and Policy values because the values transferred to the Loan Account will not share in the investment results of the Investment Funds while the loan is outstanding. If the Loan Account earnings rate is less than the investment performance of the selected Investment Funds and/or the General Account, the values and benefits under the Policy will be reduced as a result of the loan. In addition, if the Indebtedness exceeds the Cash Value minus the surrender charge on any Monthly Anniversary, the Policy will lapse, subject to a grace period. (See "Purchases -- Lapse and Grace Period".) A lapse of the Policy with a loan outstanding may have Federal income tax consequences (see "Federal Tax Status").

Interest credited to the Cash Value held in the Loan Subaccount as security for the loan will be allocated on Policy anniversaries to the General Account and the Investment Funds. The interest credited will also be transferred: (1) when a new loan is made; (2) when a loan is partially or fully repaid; and (3) when an amount is needed to meet a monthly deduction.

Policy  loans  may have  Federal  income  tax  consequences  (see  "Federal  Tax
Status").


Loan Interest Charged
The borrowing rate we charge for Policy loan interest will be based on the following schedule:

       For Loans                            Annual
       Outstanding During                   Interest Rate
      ---------------------                ---------------
       Policy Years 1-10                       4.50%
       Policy Years 11-20                      4.25%
       Policy Years 21+                        4.15%

We will inform you of the current borrowing rate when a Policy loan is requested.

Policy loan interest is due and payable annually on each Policy anniversary. If you do not pay the interest when it is due, the unpaid loan interest will be added to the outstanding Indebtedness as of the due date and you will be charged interest at the same rate as the rest of the Indebtedness.




Security
The Policy will be the only security for the loan.


Repaying Policy Debt
You may repay the loan at any time prior to the death of the Last Insured and as long as the Policy is in force. Any Indebtedness outstanding will be deducted before any benefit proceeds are paid or applied under a payment option.

Repayments will be allocated to the General Account and the Investment Funds based on how the Cash Value used for security was allocated. Unpaid loans and loan interest will be deducted from any settlement of your Policy.

Any payments received from you will be applied as premiums, unless you clearly request in writing that it be used as repayment of Indebtedness.


Partial Withdrawals
After the first Policy year, you may make partial withdrawals from the Policy's Cash Surrender Value. Each Policy year you are allowed 12 free partial withdrawals. For each partial withdrawal after 12, we impose a $25 fee. A partial withdrawal may be subject to a surrender charge and have Federal income tax consequences.

The minimum amount of a partial withdrawal request, net of any applicable fees and surrender charges, is the lesser of:

a)   $500 from an Investment Fund or the General Account; or

b)   the Policy's Cash Value in an Investment Fund.

For Policies issued in Idaho, there are no minimum amount requirements for partial withdrawals from the General Account.

Partial withdrawals made during a Policy year are subject to the following limitations. The maximum amount that may be withdrawn from an Investment Fund is the Policy's Cash Value net of any applicable surrender charges and fees in that Investment Fund. The total partial withdrawals and transfers from the General Account over the Policy year may not exceed a maximum amount equal to the greater of the following:

(1) 25% of the Cash Surrender Value in the General Account at the beginning of the Policy year, multiplied by the withdrawal percentage limit shown in the Policy; or

(2)  the previous Policy year's maximum amount.

You may allocate the amount withdrawn plus any applicable surrender charges and fees, subject to the above conditions, among the Investment Funds and the General Account. If no allocation is specified, then the partial withdrawal will be allocated among the Investment Funds and the General Account in the same proportion that the Policy's Cash Value in each Investment Fund and the General Account bears to the total Cash Value of the Policy, less the Cash Value in the Loan Account, on the date the request for a partial withdrawal is received. If the limitations on withdrawals from the General Account will not permit this pro-rata allocation, you will be requested to provide an alternate allocation.

No amount may be withdrawn that would result in there being insufficient Cash Value to meet any surrender charge and applicable fees that would be payable immediately following the withdrawal upon the surrender of the remaining Cash Value.

The death benefit will be affected by a partial withdrawal, unless death benefit Option A or Option C is in effect and the withdrawal is made under the terms of an anniversary partial withdrawal rider. If death benefit Option A or death benefit Option C is in effect and the death benefit equals the Face Amount, then a partial withdrawal will decrease the Face Amount by an amount equal to the partial withdrawal plus the applicable surrender charge resulting from that partial withdrawal. If the death benefit is based on a percentage of the Cash Value, then a partial withdrawal will decrease the Face Amount by an amount by which the partial withdrawal plus the applicable surrender charge and fees exceeds the difference between the death benefit and the Face Amount. If death benefit Option B is in effect, the Face Amount will not change.

The Face Amount remaining in force after a partial withdrawal may not be less than the minimum Face Amount. Any request for a partial withdrawal that would reduce the Face Amount below this amount will not be implemented.

Partial withdrawals may affect the way in which the cost of insurance charge is calculated and the amount of pure insurance protection afforded under a Policy. We may change the minimum amount required for a partial withdrawal or the number of times partial withdrawals may be made.


Pro-Rata Surrender
After the first Policy year, you can make a Pro-Rata Surrender of the Policy. The Pro-Rata Surrender will reduce the Face Amount and the Cash Value by a percentage chosen by you. This percentage must be any whole number. A Pro-Rata Surrender may have Federal income tax consequences. The percentage will be applied to the Face Amount and the Cash Value on the Monthly Anniversary on or following our receipt of the request.

You may allocate the amount of decrease in Cash Value plus any applicable surrender charge and fees among the Investment Funds and the General Account. If no allocation is specified, then the decrease in Cash Value and any applicable surrender charge and fees will be allocated among the Investment Funds and the General Account in the same proportion that the Policy's Cash Value in each Investment Fund and the General Account bears to the total Cash Value of the Policy, less the Cash Value in the Loan Account, on the date the request for Pro-Rata Surrender is received.

A Pro-Rata Surrender cannot be processed if it will reduce the Face Amount below the minimum Face Amount of the Policy. No Pro-Rata Surrender will be processed for more Cash Surrender Value than is available on the date of the Pro-Rata Surrender. A cash payment will be made to you for the amount of Cash Value reduction less any applicable surrender charges and fees.

Pro-Rata Surrenders may affect the way in which the cost of insurance charge is calculated and the amount of the pure insurance protection afforded under the Policy.


Full Surrenders
To effect a full surrender, either the Policy must be returned to us along with the request, or the request must be accompanied by a completed affidavit of loss, which is available from us. Upon surrender, we will pay the Cash Surrender Value to you in a single sum. We will determine the Cash Surrender Value as of the date that we receive your written request at our Service Office. If the request is received on a Monthly Anniversary, the monthly deduction otherwise deductible will be included in the amount paid. Coverage under a Policy will terminate as of the date of surrender. The Last Insured must be living at the time of a surrender. A surrender may have Federal income tax consequences.



8.   OTHER INFORMATION


Cova
Cova Financial Services Life Insurance Company (Cova) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Cova, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of General American Life. The acquisition of GenAmerica Corporation does not affect policy benefits or any other terms or conditions under your policy. MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers.

Cova is licensed to do business in the District of Columbia and all states except for California, Maine, New Hampshire, New York and Vermont.


Distribution
Cova Life Sales Company (Life Sales), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, acts as the distributor of the Policies. Life Sales is our affiliate.

Commissions will be paid to broker-dealers who sell the Policies. Currently, broker-dealers will be paid first-year commissions equal up to 90% of Target Premiums and 4.0% of excess premiums paid in Policy year 1. In renewal years, the commissions will equal up to 5.0% of premiums paid in Policy years 2-10 and 2.0% in Policy years 11 and beyond. In addition, broker-dealers will receive annually, an asset-based compensation equal to .25% of Cash Value for all Policy years beginning the 13th month. Sometimes, Cova enters into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses in addition to the standard commission.


The Separate Account
We established a separate account, Cova Variable Life Account One (Separate Account), to hold the assets that underlie the Policies.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the Policies, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from those assets are credited to or against the Policies and not against any other policies we may issue.


Suspension of Payments or Transfers
We may be required to suspend or postpone any payments or transfers for any period when:

1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2)   trading on the New York Stock Exchange is restricted;

3) an emergency exists as a result of which disposal of shares of the Investment Funds is not reasonably practicable or we cannot reasonably value the shares of the Investment Funds;

4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We may defer the portion of any transfer, amount payable or surrender, or Policy Loan from the General Account for not more than 6 months.


Ownership
Owner. The Insureds jointly are the Owner of the Policy unless another person or entity is shown as the Owner in the application. The Owner is entitled to all rights provided by the Policy. If there is more than one Owner at a given time, all Owners must exercise the rights of ownership by joint action. If the Owner dies, and the Owner is not one or both of the Insureds, the Owner's interest in the Policy becomes the property of his or her estate unless otherwise provided. Unless otherwise provided, the Policy is jointly owned by all Owners named in the Policy or by the survivors of those joint Owners. Unless otherwise stated in the Policy, the final Owner is the estate of the last joint Owner to die.

Beneficiary. The Beneficiary is the person(s) or entity you name to receive any death proceeds. The Beneficiary is named at the time the Policy is issued unless changed at a later date. You can name a contingent Beneficiary prior to the death of the Last Insured. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before the Last Insured dies. If there is an irrevocable Beneficiary, all Policy changes except premium allocations and transfers require the consent of the Beneficiary.

Primary and contingent Beneficiaries are as named in the application, unless you make a change. To change a Beneficiary, you must submit a written request to us. We may require the Policy to record the change. The request will take effect when signed, subject to any action we may take before receiving it.

One or more irrevocable Beneficiaries may be named.

If a Beneficiary is a minor, we will make payment to the guardian of his or her estate. We may require proof of age of any Beneficiary.

Proceeds payable to a Beneficiary will be free from the claims of creditors, to the extent allowed by law.

Assignment. You can assign the Policy. A copy of any assignment must be filed with our Service Office. We are not responsible for the validity of any assignment. If you assign the Policy, your rights and those of any revocably-named person will be subject to the assignment. An assignment will not affect any payments we may make or actions we may take before such assignment has been recorded at our Service Office. This may be a taxable event. You should consult a tax adviser if you wish to assign the Policy.


Adjustment of Charges
The Policy is available for purchase by individuals, corporations, and other institutions. For certain individuals and certain corporate or other groups or sponsored arrangements purchasing one or more policies, we may waive or adjust the amount of the sales charge, contingent deferred sales charge, monthly administrative charge, or other charges where the expenses associated with the sale of the Policy or policies or the underwriting or other administrative costs associated with the Policy or policies warrant an adjustment.

Sales, underwriting, or other administrative expenses may be reduced for reasons such as expected economies resulting from a corporate purchase or a group or sponsored arrangement; from the amount of the initial premium payment or payments; or from the amount of projected premium payments. We will determine in our discretion if, and in what amount, an adjustment is appropriate. We may modify the criteria for qualification for adjustment of charges as experience is gained, subject to the limitation that such adjustments will not be unfairly discriminatory against the interests of any owner.



PART II


Executive Officers and Directors
Our directors and executive officers and their principal occupations for the past 5 years are as follows:

Name of               Principal Occupations During
Principal Officers    the Past Five Years
John W. Barber***     Director of Cova,  First Cova Life Insurance Company (FCLIC) and Cova Financial Life Insurance  Company
                      (CFLIC)  -  June,  1995 to  present;  Vice  President  and Controller  of  General  American  -  December,
                      1984  to present;  President  and  Director of Equity  Intermediary Company - October, 1988 to present.

William P.  Boscow*   Vice  President  of Cova and  CFLIC - 1996 to present;  Senior Vice  President  of Cova Life  Management
                      Company  (CLMC),  February,  1999 to  present;  First Vice President of CLMC, 1996 - January, 1999.

Constance A. Doern****Vice  President of Cova and CFLIC - 1997 to present,  prior thereto Assistant Vice President from 1990 to 1996; Vice President of FCLIC - 1997 to present,  prior thereto  Assistant Vice President from 1993 to
                      1996;  Vice President  of J&H/KVI - 1989 to 1998;  Vice  President  of Cova Life  Administration  Services
                      Company (CLASC) - 1998 to present.

Patricia E.  Gubbe*   Vice  President  of Cova  and  CFLIC - 1989 to present; Vice President of FCLIC - 1992 to present;  First
                      Vice  President of CLMC - 1996 to present,  prior  thereto Vice  President  from  1989 to 1996;  President and Chief Compliance  Officer of Cova Life Sales Company (CLSC) from February,  1999  to  present;  Vice
                      President  and  Chief Compliance Officer of CLSC - 1989 to January, 1999.

Philip A. Haley*      Executive  Vice  President  of Cova,  CFLIC and FCLIC - May, 1997 to present;  Vice  President of Cova and
                      CFLIC - 1990 to 1997;  Vice  President  of FCLIC - 1992 to present; Vice President of CLSC - 1991 to present;
                      Senior Vice  President of CLMC - 1996 to present,  prior  thereto Vice President from 1989 to 1996.

J. Robert Hopson*     Vice President,  Chief Actuary and Director of Cova and CFLIC - 1991 to present; Vice President, Chief
                      Actuary and  Director  of FCLIC - 1992 to present;  Senior Vice President,  Chief Actuary and Director of CLMC
                      - 1996 to present, prior thereto Vice President and Director from 1993 to 1996 and Vice President from 1991 to
                      1993.

E. Thomas Hughes, Jr.**Treasurer and Director of Cova and CFLIC - June, 1995 to present;  Treasurer of FCLIC - June, 1995  to present;  Corporate  Actuary  and  Treasurer  of General  American - October,  1994 to  present.  Formerly,
                      Executive Vice President - Group Pensions General American - March,  1990 to October,  1994.  In addition to the Cova companies,  Director  of the  following  General  American subsidiary  companies:  Paragon Life
                      Insurance Company and RGA  Reinsurance  Company  -  October,  1994  to  present.  Treasurer of the  following
                      General  American  subsidiary companies:  Paragon Life Insurance  Company,  General Life Insurance  Company
                      of  America,  General  Life  Insurance Company,  General American Holding Company, Red Oak Realty Company,
                      Gen Mark Incorporated,  Walnut Street Securities, Inc.,  Walnut  Street  Advisers  Inc.,  White Oak  Royalty
                      Company,  Walnut  Street Funds,  Inc. and RGA  Reinsurance Company - October, 1994 to present.

Douglas E. Jacobs*    Vice President of Cova, CFLIC and CLMC - 1985 to present.

James W. Koeger**     Assistant Treasurer of Cova

Lisa O.  Kirchner**** Vice President of Cova - 1997 to present, prior thereto  Assistant Vice President from 1990 to 1996; Vice
                      President of CFLIC - 1997 to present,  prior thereto Assistant Vice President from 1988 to 1996; Vice
                      President of FCLIC - 1997 to present,  prior thereto  Assistant Vice President  from 1993 to 1996;  Vice
                      President of J&H/KVI - 1985 to 1998; Vice President of CLASC - 1998 to present.

Richard A. Liddy**    Chairman of the Board of Directors of Cova, CFLIC, FCLIC, CLMC, Cova Investment Advisory Corporation
                      (Advisory) and Cova Investment Allocation Corporation (Allocation) - April, 1997 to June, 2000; Chairman of
                      the Board and Chief Executive Officer of General American - May, 1992 to present, prior thereto, Chairman of the Board, President and Chief Executive Officer of General American - May, 1992 to February, 2000; Mr. Liddy
                      also holds various positions with the General American subsidiaries as follows: Chairman of the Board and
                      President of General American Mutual Holding Company, GenAmerica Corporation and General American Holding
                      Company; Chairman of the Board of Security Equity Life Insurance Company, Conning Corporation, The Walnut
                      Street Funds, Inc., General American Capital Company, Reinsurance Group of America, Inc., RGA Life Reinsurance
                      Company of Canada and RGA Reinsurance Company.

William C. Mair*      Vice President and Director of Cova, CFLIC and FCLIC from 1995 to present; Vice President, Controller and
                      Director of Cova from 1995 to 1998, prior thereto Vice President, Controller, Treasurer and Director. Vice
                      President, Controller and Director of CFLIC from 1995 to 1998, prior thereto Vice President, Controller,
                      Treasurer and Director; Director of FCLIC from 1993 to present; Vice President, Controller and Director of
                      FCLIC from 1992 to 1998; Secretary of FCLIC from 1992 to 1995; Vice President, Treasurer, Controller and
                      Director of Advisory - 1993 to present; Vice President, Treasurer, Controller and Director of Allocation -
                      1994 to present; Director of CLSC - 1992 to present; Senior Vice President, Treasurer, Controller and Director
                      of CLMC - 1989 to present; Vice President, Treasurer, Controller, Chief Financial Officer, Chief Accounting
                      Officer and Trustee of Cova Series Trust - 1996 to present.

Matthew P. McCauley** Assistant Secretary and Director of Cova, CFLIC and FCLIC - June, 1995 to present; Associate General Counsel and Vice President of General American - 1973 to present; also, Director, Vice President, General Counsel and
                      Secretary for several other General American subsidiaries, including Equity Intermediary Company, Red Oak
                      Realty Company, and White Oak Royalty Company, General American Holding Company and Paragon Life Insurance
                      Company. General Counsel and Secretary, Reinsurance Group of America, Incorporated. Director and Secretary,
                      General American Capital Company. General Counsel and Secretary, Conning Corporation. General Counsel, Conning
                      Asset Management Company. Director of RGA Reinsurance Company and Walnut Street Securities, Inc. Secretary to
                      the Walnut Street Funds, Inc.

Mark E. Reynolds*     Executive Vice President and Director of Cova and  CFLIC  -  May,  1997  to  present;   Executive   Vice
                      President, Chief Financial Officer and Director of FCLIC -  May, 1997 to present;  Executive  Vice President
                      of CLMC - May,  1997  to  present;   Executive  Vice  President  and Director  of   Advisory  -  December,
                      1996  to  present; Executive  Vice  President  and  Director of  Allocation - December, 1996 to present.

Myron H. Sandberg*    Vice President of Cova and CFLIC - 1985 to present; Vice President of CLMC - 1989 to present.

John W. Schaus*       Vice President of Cova and CFLIC - 1988 to present; First Vice President of CLMC from January, 1999 to present; prior thereto, Vice President of CLMC - 1989 to 1998.

Bernard J. Spaulding* Senior Vice President and General Counsel of Cova, CFLIC, FCLIC and CLMC since March,  1999;  Secretary of Cova, CFLIC, FCLIC and CLMC since July, 1999.

Lorry J. Stensrud*    President and Director of Cova, CFLIC, FCLIC and  CLMC  from  June,  1995  to  present,  prior  thereto
                      Executive  Vice  President;   President  and  Director  of Advisory  from 1993 to present;  President and
                      Director of Allocation  from 1994 to  present.  Director  of CLSC from 1989 to present;  President and Chief
                      Executive Officer of Cova Series Trust - 1996 to present.

Joann T.  Tanaka*     Senior  Vice  President  of Cova and  CFLIC - January, 1999 to present; prior thereto, Vice President of
                      Cova and CFLIC from July, 1998 to December,  1998;  Senior Vice President, Conning Asset Management, General
                      American - June, 1987 to June,  1998;  Director of Cova,  CFLIC and FCLIC - September, 1999 to present.

Patricia M. Wersching**Assistant Treasurer of Cova.

Peter L. Witkewiz*    Vice President and Controller of Cova, CFLIC and FCLIC - July, 1998 to present; Vice President of Cova, CFLIC and FCLIC - 1993 to June, 1998.

* Business Address: Cova, One Tower Lane, Suite 3000, Oakbrook Terrace, IL 60181

** Business Address: General American, 700 S. Market Street, St. Louis, MO 63101

*** Business Address: General American, 13045 Tesson Ferry Road,
St. Louis, MO 63128

**** Business Address: Cova Life Administration Services Company, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines,
IA 50266


Voting
In accordance with our view of present applicable law, we will vote the shares of the Investment Funds at special meetings of shareholders in accordance with instructions received from Owners having a voting interest. We will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. We will vote shares we own in the same proportion as we vote shares for which we have received instructions. The Funds do not hold regular meetings of shareholders.

If the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the Funds in our own right, we may elect to do so.

The voting  interests of the Owner in the Funds will be  determined  as follows:
Owners may cast one vote for each $100 of Account Value of a Policy which is allocated to an Investment Fund on the record date. Fractional votes are counted.

The number of shares which a person has a right to vote will be determined as of the date to be chosen by us not more than sixty (60) days prior to the meeting of the Fund. Voting instructions will be solicited by written communication at least fourteen (14) days prior to such meeting.

Each Owner having such a voting interest will receive periodic reports relating to the Investment Funds in which he or she has an interest, proxy material and a form with which to give such voting instructions.


Disregard of Voting Instructions
We may, when required to do so by state insurance authorities, vote shares of the Funds without regard to instructions from Owners if such instructions would require the shares to be voted to cause an Investment Fund to make, or refrain from making, investments which would result in changes in the sub-classification or investment objectives of the Investment Fund. We may also disapprove changes in the investment policy initiated by Owners or trustees/directors of the Funds, if such disapproval is reasonable and is based on a good faith determination by us that the change would violate state or federal law or the change would not be consistent with the investment objectives of the Investment Funds or which varies from the general quality and nature of investments and investment techniques used by other funds with similar investment objectives underlying other variable contracts offered by us or of an affiliated company. In the event we disregard voting instructions, a summary of this action and the reasons for such action will be included in the next annual report to owners.


Legal Opinions
Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the Federal securities and income tax laws in connection with the Policies.


Our Right to Contest
We cannot contest the validity of the Policy, except in the case of fraud, after it has been in effect during the lifetime of either Insured for two years. If the Policy is reinstated, the two-year period is measured from the date of reinstatement. In addition, if either Insured commits suicide in the two-year period, or such period as specified in state law, the benefit payable will be limited to premiums paid less Indebtedness and less any surrenders. Depending on the state where your Policy was issued, additional requirements may apply. Please refer to your Policy. We also have the right to adjust any benefits under the Policy if the answers in the application regarding the use of tobacco are not correct.




Additional Benefits
Subject to certain requirements, one or more of the following additional insurance benefits may be added to a Policy by rider. The descriptions below are intended to be general; the terms of the Policy riders providing the additional benefits may vary from state to state, and the Policy rider should be consulted. In addition, certain riders may not be available in your state. The cost of any additional riders will be determined in accordance with the rider and shown on the specifications page of your Policy. (See "Expenses -- Charge for Additional Benefit Riders".) Certain restrictions may apply and are described in the applicable rider.

Anniversary Partial Withdrawal Rider -- This rider allows the Owner to withdraw up to 15% of the Policy's Cash Surrender Value on any Policy anniversary without reducing the Face Amount. A contingent deferred sales charge will still apply.

Lifetime Coverage Rider -- This rider provides the continuation of the Policy's Face Amount beyond age 100, provided the Policy remains in force to age 100 with a positive Cash Surrender Value. If the Policy is in force after the Insured's Attained Age 100, the death benefit will be the greater of the Face Amount or 101% of the Cash Value.

Secondary Guarantee Rider -- This rider guarantees that if, during the secondary guarantee period, the sum of all premiums paid on the Policy, reduced by any partial withdrawals and any outstanding loan balance, is greater than or equal to the sum of the secondary guarantee premiums required since the Issue Date, the Policy will not lapse as a result of a Cash Value less any loans, loan interest due, and any surrender charge being insufficient to pay the monthly deduction.

The secondary guarantee period is the lesser of twenty Policy Years, or the number of Policy years until the Insured reaches Attained Age 70. For Policies issued after Attained Age 60, the secondary guarantee period is ten Policy years.

Supplemental Coverage Term Rider -- This rider provides level term insurance on the life of the Insured under the base policy. It can be added only at issue. It cannot be increased or added to an existing Policy.

Waiver of Specified Premium Rider -- This rider provides for crediting the Policy's Cash Value with a specified monthly premium while the Insured is totally disabled. The monthly premium selected at issue is not guaranteed to keep the Policy in force. The Insured must have become disabled after age 5 and before age 65.

Divorce Split Rider -- This rider allows the Policy to be split into two separate policies in the event of the divorce of a married couple who are the Insureds under the Policy. The exercise of this option to split the Policy may, under certain circumstances, result in adverse tax consequences. Please consult your tax adviser before exercising any options under this rider.

Split Policy Option Rider -- This rider allows the Policy to be split into two separate policies in the event there are changes in the Federal Estate Tax Law resulting in the removal of the unlimited marital deductions or reduction of at least 50% in the level of estate taxes payable on the death of the last Insured. The exercise of this option to split the Policy may, under certain circumstances, result in adverse tax consequences. Please consult your tax adviser before exercising any options under this rider.

Estate Preservation Term Rider -- This rider provides joint level term insurance, payable at the death of the Last Insured, for a period of four years from the date of the rider.


Federal Tax Status
NOTE: The following description is based upon our understanding of current Federal income tax law applicable to life insurance in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"), defines the term "life insurance contract" for purposes of the Code. We believe that the Policies to be issued will qualify as "life insurance contracts" under
Section 7702. We do not guarantee the tax status of the Policies. Purchasers bear the complete risk that the Policies may not be treated as "life insurance" under Federal income tax laws. Purchasers should consult their own tax advisers. It should be further understood that the following discussion is not exhaustive and that special rules not described in this prospectus may be applicable in certain situations.

Introduction. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon our understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us and its operations form a part of us.

Diversification. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Policy as a life insurance contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the Policy prior to the receipt of payments under the Policy. The Code contains a safe harbor provision which provides that life insurance policies, such as these Policies, will meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five (55%) percent of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. There is an exception for securities issued by the U.S. Treasury in connection with variable life insurance policies.

On March 2, 1989,  the  Treasury  Department  issued  Regulations  (Treas.  Reg.
Section  1.817-5),  which  established  diversification   requirements  for  the
investment funds underlying variable contracts such as the Policies. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an Investment Fund will be deemed adequately diversified if: (i) no more than 55% of the value of the total assets of the fund is represented by any one investment; (ii) no more than 70% of the value of the total assets of the fund is represented by any two investments;
(iii) no more than 80% of the value of the total assets of the fund is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the fund is represented by any four investments. For purposes of these Regulations, all securities of the same issuer are treated as a single investment. The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that each Investment Fund underlying the Policies will be managed by the managers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of the Separate Account will cause the owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the Policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered the owner of the assets of the Separate Account.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in you being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, we reserve the right to modify the Policy in an attempt to maintain favorable tax treatment.

Tax Treatment of the Policy. The Policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. Section 7702 of the Code requires that the amount of mortality and other expense charges be reasonable. In establishing these charges, we have relied on the interim guidance provided in IRS Notice 88-128 and proposed regulations issued on July 5, 1991. Currently, there is even less guidance as to a Policy issued on a substandard risk basis and thus it is even less clear whether a Policy issued on such basis would meet the requirements of Section 7702 of the Code.

While we have attempted to comply with Section 7702, the law in this area is very complex and unclear. There is a risk, therefore, that the Internal Revenue Service will not concur with our interpretations of Section 7702 that were made in determining such compliance. In the event the Policy is determined not to so comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies. You should consult your own tax advisers with respect to the tax consequences of purchasing the Policy.

Policy Proceeds. The tax treatment accorded to loan proceeds and/or surrender payments from the policies will depend on whether the Policy is considered to be a MEC. (See "Tax Treatment of Loans and Surrenders.") Otherwise, we believe that the Policy should receive the same Federal income tax treatment as any other type of life insurance. As such, the death benefit thereunder is excludable from the gross income of the Beneficiary under Section 101(a) of the Code. Also, you are not deemed to be in constructive receipt of the Cash Surrender Value, including increments thereon, under a Policy until there is a distribution of such amounts.

Federal, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds, depend on the circumstances of each owner or Beneficiary.

Tax Treatment of Loans And Surrenders. Section 7702A of the Code sets forth the rules for determining when a life insurance Policy will be deemed to be a MEC. A MEC is a contract which is entered into or materially changed on or after June 21, 1988 and fails to meet the 7-pay test. A Policy fails to meet the 7-pay test when the cumulative amount paid under the Policy at any time during the first 7 Policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven (7) level annual premiums. A material change would include any increase in the future benefits or addition of qualified additional benefits provided under a Policy unless the increase is attributable to: (1) the payment of premiums necessary to fund the lowest death benefit and qualified additional benefits payable in the first seven Policy years; or (2) the crediting of interest or other earnings with respect to such premiums.

Furthermore, any Policy received in exchange for a Policy classified as a MEC will be treated as a MEC regardless of whether it meets the 7-pay test. However, an exchange under Section 1035 of the Code of a life insurance Policy entered into before June 21, 1988 for the Policy will not cause the Policy to be treated as a MEC if no additional premiums are paid.

Due to the flexible premium nature of the Policy, the determination of whether it qualifies for treatment as a MEC depends on the individual circumstances of each Policy.

If the Policy is classified as a MEC, then surrenders and/or loan proceeds are taxable to the extent of income in the Policy. Such distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments, including those resulting from the lapse of the Policy, may also be subject to an additional 10% federal income tax penalty applied to the income portion of such distribution. The penalty shall not apply, however, to any distributions: (1) made on or after the date on which the taxpayer reaches age 59 1/2; (2) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or (3) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his beneficiary.

If a Policy is not classified as a MEC, then any surrenders shall be treated first as a recovery of the investment in the Policy which would not be received as taxable income. However, if a distribution is the result of a reduction in benefits under the Policy within the first fifteen years after the Policy is issued in order to comply with Section 7702, such distribution will, under rules set forth in Section 7702, be taxed as ordinary income to the extent of income in the Policy.

Any loans from a Policy which is not classified as a MEC, will be treated as Indebtedness of the Owner and not a distribution. Upon complete surrender, if the amount received plus loan Indebtedness exceeds the total premiums paid that are not treated as previously surrendered by the Policy Owner, the excess generally will be treated as ordinary income.

Personal interest payable on a loan under a Policy owned by an individual is generally not deductible. Furthermore, no deduction will be allowed for interest on loans under policies covering the life of any employee or officer of the taxpayer or any person financially interested in the business carried on by the taxpayer to the extent the Indebtedness for such employee, officer or financially interested person exceeds $50,000. The deductibility of interest payable on Policy loans may be subject to further rules and limitations under Sections 163 and 264 of the Code.

Policyowners should seek competent tax advice on the tax consequences of taking loans, distributions, exchanging or surrendering any Policy.

Multiple Policies. The Code further provides that multiple MECs that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one MEC for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of policies. You should consult a tax adviser prior to purchasing more than one MEC in any calendar year period.

Tax Treatment of Assignments. An assignment of a Policy or the change of ownership of a Policy may be a taxable event. You should therefore consult a competent tax adviser should you wish to assign or change the owner of your Policy.

Qualified Plans. The Policies may be used in conjunction with certain Qualified Plans. Because the rules governing such use are complex, you should not do so until you have consulted a competent Qualified Plans consultant.

Income Tax Withholding. All distributions or the portion thereof which is includible in gross income of the Policy owner are subject to Federal income tax withholding. However, in most cases you may elect not to have taxes withheld. You may be required to pay penalties under the estimated tax rules, if withholding and estimated tax payments are insufficient.


Reports to Owners
Each year a report will be sent to you which shows the current Policy values, premiums paid and deductions made since the last report, and any outstanding loans.




Legal Proceedings
There are no legal proceedings to which the Separate Account or the Distributor is a party or to which the assets of the Separate Account are subject. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.


Experts
The consolidated balance sheets of the Company as of December 31, 1999 and 1998, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 1999, and the statement of assets and liabilities of the Separate Account as of December 31, 1999, and the related statements of operations and changes in net assets for the year ended December 31, 1999 and the period ended December 31, 1998 have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


Financial Statements
Financial Statements of the Separate Account and the Company are provided below.

                         COVA VARIABLE LIFE ACCOUNT ONE

                              Financial Statements

                           December 31, 1999 and 1998

                   (With Independent Auditors' Report Thereon)




                          INDEPENDENT AUDITORS' REPORT



The Contract Owners of Cova Variable
     Life Account One, Board of Directors
     and Shareholder of Cova Financial
     Services Life Insurance Company:


We have audited the accompanying statement of assets and liabilities of each of the sub-accounts comprising Cova Variable Life Account One of Cova Financial Services Life Insurance Company (the Separate Account), as of December 31, 1999, and the related statements of operations and changes in net assets for the year then ended, and the period ended December 31, 1998. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sub-accounts of Cova Variable Life Account One of Cova Financial Services Life Insurance Company as of December 31, 1999, and the results of their operations and changes in their net assets for the year then ended, and the period ended December 31, 1998, in conformity with generally accepted accounting principles.




Chicago, Illinois
March 20, 2000

                         COVA VARIABLE LIFE ACCOUNT ONE
                       Statement of Assets and Liabilities
                                December 31, 1999


Assets:
   Investments:
   Cova Series Trust (Cova):
     Lord Abbett Growth and
       Income Portfolio                   69,693      shares at a net asset value of     $24.070563    per share      $1,677,540
     Bond Debenture Portfolio             32,970      shares at a net asset value of     $12.474609    per share         411,294
     Developing Growth Portfolio          23,227      shares at a net asset value of     $14.885144    per share         345,742
     Large Cap Research Portfolio         26,751      shares at a net asset value of     $14.991245    per share         401,027
     Mid-Cap Value Portfolio              21,633      shares at a net asset value of     $11.168093    per share         241,596
     Quality Bond Portfolio                8,044      shares at a net asset value of     $10.669328    per share          85,826
     Small Cap Stock Portfolio            12,303      shares at a net asset value of     $17.268582    per share         212,449
     Large Cap Stock Portfolio            41,788      shares at a net asset value of     $20.674865    per share         863,962
     Select Equity Portfolio              53,986      shares at a net asset value of     $16.112437    per share         869,854
     International Equity Portfolio        9,087      shares at a net asset value of     $16.225039    per share         147,444
   AIM Variable Insurance Funds,
       Inc. (AIM):
     AIM V.I. Value Fund                     774      shares at a net asset value of         $33.50    per share          25,922
     AIM V.I. Capital Appreciation Fund       69      shares at a net asset value of         $35.58    per share           2,446
   General American Capital
       Company (GACC):
     Money Market Fund                    24,972      shares at a net asset value of     $20.252283    per share         505,747
   Templeton Variable Products Series
     Fund (Templeton):
     Templeton Bond Fund                      10      shares at a net asset value of          $9.99    per share             100
     Franklin Small Cap Investments Fund       9      shares at a net asset value of         $15.79    per share             141
     Templeton Stock Fund                     92      shares at a net asset value of         $24.39    per share           2,254
     Templeton International Fund            102      shares at a net asset value of         $22.25    per share           2,260
     Franklin Growth Investments Fund          7      shares at a net asset value of         $16.70    per share             123
                                                                                                                    ------------
          Total assets                                                                                                $5,795,727
                                                                                                                    ============


Liabilities:
   GACC Money Market                                                                                                     $15,040
                                                                                                                    ============

                         COVA VARIABLE LIFE ACCOUNT ONE
                       Statement of Assets and Liabilities
                                December 31, 1999

Net Assets:
   Accumulation units:
   Single premium variable life
    policies (SPVL):
     Cova Lord Abbett Growth and Income         134,762    accumulation units at       $12.448204    per unit        $1,677,540
     Cova Bond Debenture                         38,749    accumulation units at       $10.614338    per unit           411,294
     Cova Developing Growth                      26,493    accumulation units at       $13.050371    per unit           345,742
     Cova Large Cap Research                     29,120    accumulation units at       $13.771430    per unit           401,027
     Cova Mid-Cap Value                          23,875    accumulation units at       $10.119059    per unit           241,596
     Cova Quality Bond                            8,134    accumulation units at       $10.551764    per unit            85,826
     Cova Small Cap Stock                        16,533    accumulation units at       $12.850204    per unit           212,449
     Cova Large Cap Stock                        60,489    accumulation units at       $14.283064    per unit           863,962
     Cova Select Equity                          69,034    accumulation units at       $12.600289    per unit           869,854
     Cova International Equity                   10,864    accumulation units at       $13.571289    per unit           147,444
     AIM V.I. Value                               2,202    accumulation units at       $11.774189    per unit            25,922
     AIM V.I. Capital Appreciation                  176    accumulation units at       $13.925402    per unit             2,446
     GACC Money Market                           44,548    accumulation units at       $11.013039    per unit           490,607
     Templeton Bond                                  10    accumulation units at        $9.970060    per unit              $100
     Franklin Small Cap Investments                  10    accumulation units at       $14.136079    per unit               141
     Templeton Stock                                205    accumulation units at       $11.011283    per unit             2,254
     Templeton International                        209    accumulation units at       $10.827249    per unit             2,260
     Franklin Growth Investments                     10    accumulation units at       $12.333825    per unit               123

                                                                                                                   ------------
                                                                                                                      5,780,587
   Flexible premium variable universal
    life policies (FPVUL):

     GACC Money Market                               10    accumulation units at       $10.047103    per unit               100
                                                                                                                   ------------
          Total net assets                                                                                           $5,780,687
                                                                                                                   ============


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE
Statements of Operations
Year ended December 31,1999



                                                                                     Cova
                                           -----------------------------------------------------------------------------------------
                                           Lord Abbett
                                             Growth                                 Large                                  Small
                                              and          Bond      Developing      Cap        Mid-Cap      Quality        Cap
                                             Income     Debenture      Growth      Research      Value         Bond        Stock
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
Investment income:
   Dividends                              $         -        6,579            -          511          275          925          419
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of
     portfolio shares                           1,170           44        2,822        1,594        1,843       (1,159)       1,137
   Realized gain distributions                      -        2,132            -            -            -          463            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
       Net realized gain (loss)                 1,170        2,176        2,822        1,594        1,843         (696)       1,137
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

Change in unrealized appreciation             140,732        2,316       66,149       61,046        7,745       (2,378)      63,287
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations           $   141,902       11,071       68,971       63,151        9,863       (2,149)      64,843
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========

COVA VARIABLE LIFE ACCOUNT ONE
Statements of Operations
Year ended December 31,1999



                                                        Cova                              AIM                GACC      Lord Abbett
                                        --------------------------------------  ------------------------  -----------  -----------

                                          Large                                                 V.I.                     Growth
                                           Cap         Select     International    V.I.       Capital       Money         and
                                          Stock        Equity       Equity        Value      Appreciation   Market       Income
                                        -----------  -----------  ------------  -----------  -----------  -----------  -----------
Investment income:
   Dividends                          $        995        2,102           560           69            2            -            -
                                        -----------  -----------  ------------  -----------  -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of
     portfolio shares                        6,402        2,488         1,365           30            1       24,709       56,187
   Realized gain distributions              21,723       71,329         1,496          361           50            -            -
                                        -----------  -----------  ------------  -----------  -----------  -----------  -----------
       Net realized gain (loss)             28,125       73,817         2,861          391           51       24,709       56,187
                                        -----------  -----------  ------------  -----------  -----------  -----------  -----------

Change in unrealized appreciation           61,314      (18,465)       28,256        2,049          300        7,581      (25,472)
                                        -----------  -----------  ------------  -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations       $     90,434       57,454        31,677        2,509          353       32,290       30,715
                                        ===========  ===========  ============  ===========  ===========  ===========  ===========

COVA VARIABLE LIFE ACCOUNT ONE
Statements of Operations
Year ended December 31,1999



                                                                            Templeton
                                                  -----------------------------------------------------------------

                                                                Franklin                                 Franklin
                                                               Small Cap                                  Growth
                                                     Bond      Investments    Stock      International  Investments    Total
                                                  -----------  -----------  -----------  -------------  -----------  -----------
Investment income:
   Dividends                                    $          -            -            -              -            -       12,437
                                                  -----------  -----------  -----------  -------------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of portfolio
     shares                                                -            -            -              -            -       98,633
   Realized gain distributions                             -            -            -              -            -       97,554
                                                  -----------  -----------  -----------  -------------  -----------  -----------
       Net realized gain (loss)                            -            -            -              -            -      196,187
                                                  -----------  -----------  -----------  -------------  -----------  -----------

Change in unrealized appreciation                          -           41          160            167           23      394,851
                                                  -----------  -----------  -----------  -------------  -----------  -----------

       Net increase (decrease) in net
         assets from operations                 $          -           41          160            167           23      603,475
                                                  ===========  ===========  ===========  =============  ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE
Statements of Operations
Period ended December 31, 1998



                                                                                    Cova
                                           ----------------------------------------------------------------------------------------

                                                                       Large                                 Small        Large
                                              Bond      Developing      Cap       Mid-Cap      Quality        Cap          Cap
                                           Debenture      Growth      Research     Value         Bond        Stock        Stock
                                           -----------  -----------  ----------- -----------  -----------  -----------  -----------
Investment income:
   Dividends                              $       191            -          126          61           94            3           23
                                           -----------  -----------  ----------- -----------  -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of
     portfolio shares                               -          (56)         (59)        (60)           8          258          467
   Realized gain distributions                     74            3            -           -            -           76           76
                                           -----------  -----------  ----------- -----------  -----------  -----------  -----------
       Net realized gain (loss)                    74          (53)         (59)        (60)           8          334          543
                                           -----------  -----------  ----------- -----------  -----------  -----------  -----------

Change in unrealized appreciation               5,181       21,898       11,811      12,587          255       18,574       44,695
                                           -----------  -----------  ----------- -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations           $     5,446       21,845       11,878      12,588          357       18,911       45,261
                                           ===========  ===========  =========== ===========  ===========  ===========  ===========

COVA VARIABLE LIFE ACCOUNT ONE
Statements of Operations
Period ended December 31, 1998



                                                               Cova            GACC      Lord Abbett
                                                --------------------------  -----------  -----------

                                                                                           Growth
                                                 Select     International     Money         and
                                                 Equity        Equity         Market       Income       Total
                                                ----------  --------------  -----------  -----------  -----------
Investment income:
   Dividends                                  $        25             652            -        8,782        9,957
                                                ----------  --------------  -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of portfolio
     shares                                           112            (117)      12,085           40       12,678
   Realized gain distributions                        503               8            -       28,237       28,977
                                                ----------  --------------  -----------  -----------  -----------
       Net realized gain (loss)                       615            (109)      12,085       28,277       41,655
                                                ----------  --------------  -----------  -----------  -----------

Change in unrealized appreciation                  65,356           1,778        4,240       25,472      211,847
                                                ----------  --------------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations               $    65,996           2,321       16,325       62,531      263,459
                                                ==========  ==============  ===========  ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE
Statements of Changes in Net Assets
Year ended December 31,1999



                                                                                    Cova
                                           ----------------------------------------------------------------------------------------
                                           Lord Abbett
                                             Growth                                Large                                  Small
                                              and          Bond     Developing      Cap        Mid-Cap      Quality        Cap
                                             Income     Debenture     Growth      Research      Value         Bond        Stock
                                           -----------  ----------- -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Investment income                   $          -        6,579           -          511          275          925          419
     Net realized gain (loss)                   1,170        2,176       2,822        1,594        1,843         (696)       1,137
     Change in unrealized appreciation        140,732        2,316      66,149       61,046        7,745       (2,378)      63,287

       Net increase (decrease) from        -----------  ----------- -----------  -----------  -----------  -----------  -----------
         operations                           141,902       11,071      68,971       63,151        9,863       (2,149)      64,843
                                           -----------  ----------- -----------  -----------  -----------  -----------  -----------

Contract transactions:
   Cova payments                                    -            -           -            -            -            -            -
   Cova redemptions                                 -            -           -            -            -            -            -
   Payments received from contract
     owners                                         -            -           -            -            -            -            -
   Transfers between sub-accounts
     (including fixed account), net         1,568,828      241,298     147,286      215,618       75,796      (43,467)      29,705
   Transfers for contract benefits,
     terminations and insurance charges       (33,190)      (7,265)     (5,783)      (7,043)      (5,457)      (2,464)      (3,603)
       Net increase (decrease) in net
         assets from contract              -----------  ----------- -----------  -----------  -----------  -----------  -----------
         transactions                       1,535,638      234,033     141,503      208,575       70,339      (45,931)      26,102
                                           -----------  ----------- -----------  -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                             1,677,540      245,104     210,474      271,726       80,202      (48,080)      90,945

Net assets at beginning of period                   -      166,190     135,268      129,301      161,394      133,906      121,504
                                           -----------  ----------- -----------  -----------  -----------  -----------  -----------
Net assets at end of period              $  1,677,540      411,294     345,742      401,027      241,596       85,826      212,449
                                           ===========  =========== ===========  ===========  ===========  ===========  ===========



COVA VARIABLE LIFE ACCOUNT ONE
Statements of Changes in Net Assets
Year ended December 31,1999



                                                           Cova                             AIM                GACC      Lord Abbett
                                            ------------------------------------  ------------------------  -----------  -----------

                                              Large                                               V.I.                      Growth
                                               Cap        Select    International    V.I.       Capital        Money         and
                                              Stock       Equity       Equity       Value      Appreciation    Market       Income
                                            -----------  ----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Investment income                    $        995       2,102          560           69            2            -            -
     Net realized gain (loss)                   28,125      73,817        2,861          391           51       24,709       56,187
     Change in unrealized appreciation          61,314     (18,465)      28,256        2,049          300        7,581      (25,472)

       Net increase (decrease) from         -----------  ----------  -----------  -----------  -----------  -----------  -----------
         operations                             90,434      57,454       31,677        2,509          353       32,290       30,715
                                            -----------  ----------  -----------  -----------  -----------  -----------  -----------

Contract transactions:
   Cova payments                                     -           -            -          100          100          100            -
   Cova redemptions                                  -           -            -            -            -            -            -
   Payments received from contract
     owners                                          -           -            -            -            -    2,511,219            -
   Transfers between sub-accounts
     (including fixed account), net            531,808     353,369       28,688       23,529        2,001   (2,485,129)    (693,373)
   Transfers for contract benefits,
     terminations and insurance charges        (15,573)    (18,696)      (3,197)        (216)          (8)     (18,975)        (253)
       Net increase (decrease) in net
         assets from contract               -----------  ----------  -----------  -----------  -----------  -----------  -----------
         transactions                          516,235     334,673       25,491       23,413        2,093        7,215     (693,626)
                                            -----------  ----------  -----------  -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                                606,669     392,127       57,168       25,922        2,446       39,505     (662,911)

Net assets at beginning of period              257,293     477,727       90,276            -            -      451,202      662,911
                                            -----------  ----------  -----------  -----------  -----------  -----------  -----------
Net assets at end of period               $    863,962     869,854      147,444       25,922        2,446      490,707            -
                                            ===========  ==========  ===========  ===========  ===========  ===========  ===========

COVA VARIABLE LIFE ACCOUNT ONE
Statements of Changes in Net Assets
Year ended December 31,1999



                                                                            Templeton
                                                  ------------------------------------------------------------------

                                                                Franklin                                 Franklin
                                                               Small Cap                                  Growth
                                                     Bond      Investments    Stock      International  Investments     Total
                                                  -----------  -----------  -----------  -------------  ------------  -----------
Increase (decrease) in net assets from
   operations:
     Investment income                          $          -            -            -              -             -       12,437
     Net realized gain (loss)                              -            -            -              -             -      196,187
     Change in unrealized appreciation                     -           41          160            167            23      394,851

       Net increase (decrease) from               -----------  -----------  -----------  -------------  ------------  -----------
         operations                                        -           41          160            167            23      603,475
                                                  -----------  -----------  -----------  -------------  ------------  -----------

Contract transactions:
   Cova payments                                         100          100          100            100           100          800
   Cova redemptions                                        -            -            -              -             -            -
   Payments received from contract
     owners                                                -            -            -              -             -    2,511,219
   Transfers between sub-accounts
     (including fixed account), net                        -            -        2,001          2,001             -          (41)
   Transfers for contract benefits,
     terminations and insurance charges                    -            -           (7)            (8)            -     (121,738)
       Net increase (decrease) in net
         assets from contract                     -----------  -----------  -----------  -------------  ------------  -----------
         transactions                                    100          100        2,094          2,093           100    2,390,240
                                                  -----------  -----------  -----------  -------------  ------------  -----------

       Net increase (decrease) in net
         assets                                          100          141        2,254          2,260           123    2,993,715

Net assets at beginning of period                          -            -            -              -             -    2,786,972
                                                  -----------  -----------  -----------  -------------  ------------  -----------
Net assets at end of period                     $        100          141        2,254          2,260           123    5,780,687
                                                  ===========  ===========  ===========  =============  ============  ===========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE
Statements of Changes in Net Assets
Period ended December 31, 1998



                                                                                    Cova
                                          ----------------------------------------------------------------------------------------

                                                                      Large                                 Small        Large
                                             Bond      Developing      Cap        Mid-Cap     Quality        Cap          Cap
                                          Debenture      Growth      Research      Value        Bond        Stock        Stock
                                          -----------  -----------  -----------  ----------- -----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Investment income                  $        191            -          126           61          94            3           23
     Net realized gain (loss)                     74          (53)         (59)         (60)          8          334          543
     Change in unrealized appreciation         5,181       21,898       11,811       12,587         255       18,574       44,695

       Net increase (decrease) from       -----------  -----------  -----------  ----------- -----------  -----------  -----------
         operations                            5,446       21,845       11,878       12,588         357       18,911       45,261
                                          -----------  -----------  -----------  ----------- -----------  -----------  -----------

Contract transactions:
   Cova payments                                   -            -            -            -           -            -            -
   Cova redemptions                                -            -            -            -           -            -            -
   Payments received from contract
     owners                                        -            -            -            -           -            -            -
   Transfers between sub-accounts, net       161,726      115,070      119,413      150,800     133,943      105,943      216,611
   Transfers for contract benefits,
     terminations and insurance charges         (982)      (1,647)      (1,990)      (1,994)       (394)      (3,350)      (4,579)
       Net increase (decrease) in net
         assets from contract             -----------  -----------  -----------  ----------- -----------  -----------  -----------
         transactions                        160,744      113,423      117,423      148,806     133,549      102,593      212,032
                                          -----------  -----------  -----------  ----------- -----------  -----------  -----------

       Net increase (decrease) in net
         assets                              166,190      135,268      129,301      161,394     133,906      121,504      257,293

Net assets at beginning of period                  -            -            -            -           -            -            -
                                          -----------  -----------  -----------  ----------- -----------  -----------  -----------
Net assets at end of period             $    166,190      135,268      129,301      161,394     133,906      121,504      257,293
                                          ===========  ===========  ===========  =========== ===========  ===========  ===========



COVA VARIABLE LIFE ACCOUNT ONE
Statements of Changes in Net Assets
Period ended December 31, 1998



                                                        Cova                 GACC      Lord Abbett
                                             ---------------------------  -----------  -----------

                                                                                         Growth
                                               Select     International     Money         and
                                               Equity        Equity         Market       Income       Total
                                             -----------  --------------  -----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Investment income                     $         25             652            -        8,782        9,957
     Net realized gain (loss)                       615            (109)      12,085       28,277       41,655
     Change in unrealized appreciation           65,356           1,778        4,240       25,472      211,847
       Net increase (decrease) from          -----------  --------------  -----------  -----------  -----------
         operations                              65,996           2,321       16,325       62,531      263,459
                                             -----------  --------------  -----------  -----------  -----------

Contract transactions:
   Cova payments                                      -               -            -            -            -
   Cova redemptions                                   -               -            -            -            -
   Payments received from contract
     owners                                           -               -    2,605,542            -    2,605,542
   Transfers between sub-accounts, net          417,562          91,449   (2,120,328)     607,811            -
   Transfers for contract benefits,
     terminations and insurance charges          (5,831)         (3,494)     (50,337)      (7,431)     (82,029)
       Net increase (decrease) in net
         assets from contract                -----------  --------------  -----------  -----------  -----------
         transactions                           411,731          87,955      434,877      600,380    2,523,513
                                             -----------  --------------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                                 477,727          90,276      451,202      662,911    2,786,972

Net assets at beginning of period                     -               -            -            -            -
                                             -----------  --------------  -----------  -----------  -----------
Net assets at end of period                $    477,727          90,276      451,202      662,911    2,786,972
                                             ===========  ==============  ===========  ===========  ===========


See accompanying notes to financial statements.


COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(1)      ORGANIZATION
         Cova Variable Life Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Cova Financial Services Life Insurance Company (CFSLIC) and exists in accordance with the regulations of the Missouri Department of Insurance. The Separate Account is a funding vehicle for single premium variable life (SPVL) and flexible premium variable universal life insurance policies (FPVUL) offered by CFSLIC.

         On August 26, 1999, CFSLIC's ultimate parent company, GenAmerica Corporation, entered into a definitive agreement to be acquired by Metropolitan Life Insurance Company. The acquisition occurred on January 6, 2000.

         The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies. Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment may vary between variable life insurance policies offered by CFSLIC.

              Cova Series Trust (Cova)                                       10  portfolios
              General American Capital Company (GACC)                         1  portfolios
              Lord Abbett Series Fund, Inc. (Lord Abbett)                     1  portfolios
              Russell Insurance Funds (Russell)                               5  portfolios
              AIM Variable Insurance Funds, Inc. (AIM)                        3  portfolios
              Alliance Variable Products Series Fund, Inc. (Alliance)         2  portfolios
              Liberty Variable Investment Trust (Liberty)                     1  portfolios
              Goldman Sachs Variable Insurance Trust (Goldman Sachs)          3  portfolios
              Investors Fund Series (Kemper)                                  3  portfolios
              MFS Variable Insurance Trust (MFS)                              5  portfolios
              Oppenheimer Variable Account Funds (Oppenheimer)                5  portfolios
              Putnam Variable Trust (Putnam)                                  5  portfolios
              Templeton Variable Products Series Fund (Templeton)             7  portfolios

         The following sub-accounts commenced operations in 1999:
              Cova Lord Abbett Growth and Income                            January 8, 1999
              AIM V.I. Value                                                    May 3, 1999
              AIM V.I. Capital Appreciation                                   July 19, 1999
              Templeton Bond                                                  July 19, 1999
              Franklin Small Cap Investments                                  July 19, 1999
              Templeton Stock                                                 July 19, 1999
              Templeton International                                         July 19, 1999
              Franklin Growth Investments                                     July 19, 1999

         The following sub-accounts ceased operations in 1999:
              Lord Abbett Growth and Income                                 January 8, 1999

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(2)      SIGNIFICANT ACCOUNTING POLICIES
         (A)  INVESTMENT VALUATION
              Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

         (B)  REINVESTMENT OF DISTRIBUTIONS
              With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolios.

              GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized capital gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a gain in the Separate Account.

         (C)  FEDERAL INCOME TAXES
              The operations of the Separate Account are included in the federal income tax return of CFSLIC which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, CFSLIC believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable life policies. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the variable life policies.

(3)      CONTRACT FEES
         There are fees associated with the variable life insurance policies that are deducted from the policy account value and Separate Account that reduce the return on investment. The type, amount, and timing of the fees may vary between the variable life policies offered by CFSLIC and include mortality and expense risk, administrative, selection and issue expense, cost of insurance, tax expense (premium and federal taxes), contingent deferred sales (surrender) and transfer charges.

(4)      SEPARATE ACCOUNT EXPENSES
         The mortality and expense fees for FPVUL policies are deducted from the separate account and are reflected in the accumulation unit value. There were no fees incurred in 1999.

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998



(5)      COST BASIS OF INVESTMENTS
         The cost basis of each sub-account's investment at December 31, 1999 follows:

         Cova Lord Abbett Growth and Income                   $1,536,808
         Cova Bond Debenture                                     403,797
         Cova Developing Growth                                  257,695
         Cova Large Cap Research                                 328,170
         Cova Mid-Cap Value                                      221,264
         Cova Quality Bond                                        87,949
         Cova Small Cap Stock                                    130,588
         Cova Large Cap Stock                                    757,953
         Cova Select Equity                                      822,963
         Cova International Equity                               117,410
         AIM V.I. Value                                           23,873
         AIM V.I. Capital Appreciation                             2,146
         GACC Money Market                                       493,926
         Templeton Bond                                              100
         Franklin Small Cap Investments                              100
         Templeton Stock                                           2,093
         Templeton International                                   2,093
         Franklin Growth Investments                                 100
                                                               ----------
                                                              $5,189,028
                                                               ==========

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(6)  UNIT FAIR VALUE
     A summary of accumulation unit values, net assets, and total return for each sub-account follows:

                                                         Accumulation                Net Assets                Total
                                                          Unit Value               (in thousands)              Return
                                      Commenced     -----------------------    ----------------------    -------------------
                                     Operations     12/31/99      12/31/98      12/31/99    12/31/98      1999       1998
                                                    ----------   ----------    ----------   ---------    -------    --------
SPVL policies:
     Cova Lord Abbett Growth
        and Income                      1/8/99       $12.448204            -    $ 1,678         -         11.41%          -
     Cova Bond Debenture                4/13/98       10.614338    10.262336        411       166          3.43%      0.78%
     Cova Developing Growth             4/16/98       13.050371     9.855135        346       135         32.42%     -5.41%
     Cova Large Cap Research             5/4/98       13.771430    10.972618        401       129         25.51%      4.31%
     Cova Mid-Cap Value                 3/23/98       10.119059     9.576906        242       161          5.66%     -6.17%
     Cova Quality Bond                  4/13/98       10.551764    10.717509         86       134         -1.55%      6.22%
     Cova Small Cap Stock               4/13/98       12.850204     8.891377        212       122         44.52%    -14.87%
     Cova Large Cap Stock               4/13/98       14.283064    12.135469        864       257         17.70%     13.96%
     Cova Select Equity                 3/23/98       12.600289    11.480648        870       478          9.75%      9.65%
     Cova International Equity          3/23/98       13.571289    10.560451        147        90         28.51%      1.80%
     AIM V.I. Value                      5/3/99       11.774189            -         26         -         17.74%          -
     AIM V.I. Capital Appreciation      7/19/99       13.925402            -          2         -         28.36%          -
     GACC Money Market                  2/26/98       11.013039    10.468518        491       451          5.20%      4.69%
     Templeton Bond                     7/19/99        9.970060            -          -         -         -0.30%          -
     Franklin Small Cap Investments     7/19/99       14.136079            -          -         -         41.36%          -
     Templeton Stock                    7/19/99       11.011283            -          2         -         10.11%          -
     Templeton International            7/19/99       10.827249            -          2         -          8.27%          -
     Franklin Growth Investments        7/19/99       12.333825            -          -         -         23.34%          -


FPVUL policies:
     GACC Money Market                 11/29/99       10.047103            -        -            -         0.47%          -


COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998

(7)      REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION
         The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the year ended
         December 31, 1999 and the period ended December 31, 1998 follows:

                                                                                   Realized Gain (Loss)
                                                              -------------------------------------------------------------
                                                                    Aggregate           Aggregate Cost
                                                   Year or     Proceeds from Sales      of Fund Shares           Realized
                                                   Period        of Fund Shares            Redeemed             Gain (Loss)
                                                -----------   -------------------     ------------------      -------------
         Cova Lord Abbett Growth and Income          1999           $ 98,255               $ 97,085               $ 1,170
                                                     1998                  -                      -                      -

         Cova Bond Debenture                         1999              4,687                  4,643                    44
                                                     1998                527                    527                     -

         Cova Developing Growth                      1999             15,912                 13,090                 2,822
                                                     1998              1,194                  1,250                   (56)

         Cova Large Cap Research                     1999             12,192                 10,598                 1,594
                                                     1998              1,809                  1,868                   (59)

         Cova Mid-Cap Value                          1999             17,534                 15,691                 1,843
                                                     1998              1,646                  1,706                   (60)

         Cova Quality Bond                           1999             97,215                 98,374                (1,159)
                                                     1998                890                    882                     8

         Cova Small Cap Stock                        1999              6,684                  5,547                 1,137
                                                     1998              3,110                  2,852                   258

         Cova Large Cap Stock                        1999             49,866                 43,464                 6,402
                                                     1998              4,336                  3,869                   467

         Cova Select Equity                          1999             79,613                 77,125                 2,488
                                                     1998              2,999                  2,888                   111

         Cova International Equity                   1999             19,787                 18,422                 1,365
                                                     1998              3,171                  3,287                  (116)

         AIM V.I. Value                              1999                218                    188                    30
                                                     1998                  -                      -                     -

         AIM V.I. Capital Appreciation               1999                  8                      7                     1
                                                     1998                  -                      -                     -

         GACC Money Market                           1999          2,543,802              2,519,093                24,709
                                                     1998          2,041,400              2,029,315                12,085

         Lord Abbett Growth and Income               1999            694,610                638,423                56,187
                                                     1998              3,786                  3,746                    40

         Templeton Bond                              1999                  -                      -                     -
                                                     1998                  -                      -                     -

         Franklin Small Cap Investments              1999                  -                      -                     -
                                                     1998                  -                      -                     -

         Templeton  Stock                            1999                  8                      8                     -
                                                     1998                  -                      -                     -

         Templeton  International                    1999                  8                      8                     -
                                                     1998                  -                      -                     -

         Franklin Growth Investments                 1999                  -                      -                     -
                                                     1998                  -                      -                     -

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998

(7)      REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                        Unrealized Appreciation (Depreciation)
                                                              -------------------------------------------------------------
                                                                  Appreciation           Appreciation
                                                   Year or       (Depreciation)         (Depreciation)
                                                   Period         End of Period       Beginning of Period         Change
                                                -----------   -------------------     ------------------      -------------
         Cova Lord Abbett Growth and Income         1999          $ 140,732                    $ -               $140,732
                                                    1998                  -                      -                      -

         Cova Bond Debenture                        1999              7,497                  5,181                  2,316
                                                    1998              5,181                      -                  5,181

         Cova Developing Growth                     1999             88,047                 21,898                 66,149
                                                    1998             21,898                      -                 21,898

         Cova Large Cap Research                    1999             72,857                 11,811                 61,046
                                                    1998             11,811                      -                 11,811

         Cova Mid-Cap Value                         1999             20,332                 12,587                  7,745
                                                    1998             12,587                      -                 12,587

         Cova Quality Bond                          1999             (2,123)                   255                 (2,378)
                                                    1998                255                      -                    255

         Cova Small Cap Stock                       1999             81,861                 18,574                 63,287
                                                    1998             18,574                      -                 18,574

         Cova Large Cap Stock                       1999            106,009                 44,695                 61,314
                                                    1998             44,695                      -                 44,695

         Cova Select Equity                         1999             46,891                 65,356                (18,465)
                                                    1998             65,356                      -                 65,356

         Cova International Equity                  1999             30,034                  1,778                 28,256
                                                    1998              1,778                      -                  1,778

         AIM V.I. Value                             1999              2,049                      -                  2,049
                                                    1998                  -                      -                      -

         AIM V.I. Capital Appreciation              1999                300                      -                    300
                                                    1998                  -                      -                      -

         GACC Money Market                          1999             11,821                  4,240                  7,581
                                                    1998              4,240                      -                  4,240

         Lord Abbett Growth and Income              1999                  -                 25,472                (25,472)
                                                    1998             25,472                      -                 25,472

         Templeton Bond                             1999                  -                      -                      -
                                                    1998                  -                      -                      -

         Franklin Small Cap Investments             1999                 41                      -                     41
                                                    1998                  -                      -                      -

         Templeton  Stock                           1999                160                      -                    160
                                                    1998                  -                      -                      -

         Templeton  International                   1999                167                      -                    167
                                                    1998                  -                      -                      -

         Franklin Growth Investments                1999                 23                      -                     23

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS
      The change in the number of units for each sub-account follows:


                                                                                     Cova
                                           ----------------------------------------------------------------------------------------
                                           Lord Abbett
                                             Growth                                 Large                                 Small
                                              and          Bond      Developing      Cap        Mid-Cap      Quality       Cap
                                             Income     Debenture      Growth      Research      Value         Bond       Stock
                                           -----------  -----------  -----------  -----------  -----------  ----------- -----------
Accumulation units:
      SPVL policies:
        Unit balance at 12/31/97                    -            -            -            -            -            -           -

          Cova units purchased                      -            -            -            -            -            -           -
          Cova units redeemed                       -            -            -            -            -            -           -
          Contract units purchased                  -            -            -            -            -            -           -
          Contract units transferred, net           -       16,292       13,928       11,988       17,077       12,531      14,067
          Contract units redeemed                   -          (98)        (202)        (204)        (225)         (37)       (402)
                                           -----------  -----------  -----------  -----------  -----------  ----------- -----------
        Unit balance at 12/31/98                    -       16,194       13,726       11,784       16,852       12,494      13,665

          Cova units purchased                      -            -            -            -            -            -           -
          Cova units redeemed                       -            -            -            -            -            -           -
          Contract units purchased                  -            -            -            -            -            -           -
          Contract units transferred, net     139,570       23,254       13,287       17,896        7,584       (4,128)      3,239
          Contract units redeemed              (4,808)        (699)        (520)        (560)        (561)        (232)       (371)
                                           -----------  -----------  -----------  -----------  -----------  ----------- -----------
        Unit balance at 12/31/99              134,762       38,749       26,493       29,120       23,875        8,134      16,533
                                           ===========  ===========  ===========  ===========  ===========  =========== ===========

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                                        Cova                            AIM                   GACC     Lord Abbett
                                         ------------------------------------  --------------------------  -----------  -----------

                                          Large                                                 V.I.                      Growth
                                           Cap         Select     International   V.I.        Capital        Money         and
                                          Stock        Equity       Equity       Value      Appreciation     Market       Income
                                         ----------  -----------  -----------  -----------  -------------  -----------  -----------
Accumulation units:
      SPVL policies:
        Unit balance at 12/31/97                 -            -            -            -              -            -            -

          Cova units purchased                   -            -            -            -              -            -            -
          Cova units redeemed                    -            -            -            -              -            -            -
          Contract units purchased               -            -            -            -              -      303,667            -
          Contract units transferred, net   21,607       42,165        8,896            -              -     (205,485)      62,823
          Contract units redeemed             (405)        (554)        (347)           -              -      (55,081)        (745)
                                         ----------  -----------  -----------  -----------  -------------  -----------  -----------
        Unit balance at 12/31/98            21,202       41,611        8,549            -              -       43,101       62,078

          Cova units purchased                   -            -            -            9              9            -            -
          Cova units redeemed                    -            -            -            -              -            -            -
          Contract units purchased               -            -            -            -              -      247,255            -
          Contract units transferred, net   40,404       28,968        2,602        2,213            168     (232,315)     (62,052)
          Contract units redeemed           (1,117)      (1,545)        (287)         (20)            (1)     (13,493)         (26)
                                         ----------  -----------  -----------  -----------  -------------  -----------  -----------
        Unit balance at 12/31/99            60,489       69,034       10,864        2,202            176       44,548            -
                                         ==========  ===========  ===========  ===========  =============  ===========  ===========


      FPVUL policies:
        Unit balance at 12/31/97                                                                                    -

          Cova units purchased                                                                                      -
          Cova units redeemed                                                                                       -
          Contract units purchased                                                                                  -
          Contract units transferred, net                                                                           -
          Contract units redeemed                                                                                   -
                                                                                                           -----------
        Unit balance at 12/31/98                                                                                    -

          Cova units purchased                                                                                     10
          Cova units redeemed                                                                                       -
          Contract units purchased                                                                                  -
          Contract units transferred, net                                                                           -
          Contract units redeemed                                                                                   -
                                                                                                           -----------
        Unit balance at 12/31/99                                                                                   10
                                                                                                           ===========

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                                                            Templeton
                                               -----------------------------------------------------------------------

                                                              Franklin                                    Franklin
                                                              Small Cap                                    Growth
                                                  Bond       Investments      Stock      International   Investments
                                               -----------  --------------  -----------  -------------- --------------
Accumulation units:
      SPVL policies:
        Unit balance at 12/31/97                        -               -            -               -              -

          Cova units purchased                          -               -            -               -              -
          Cova units redeemed                           -               -            -               -              -
          Contract units purchased                      -               -            -               -              -
          Contract units transferred, net               -               -            -               -              -
          Contract units redeemed                       -               -            -               -              -
                                               -----------  --------------  -----------  -------------- --------------
        Unit balance at 12/31/98                        -               -            -               -              -

          Cova units purchased                          -               -            -               -              -
          Cova units redeemed                           -               -            -               -              -
          Contract units purchased                     10              10           10              10             10
          Contract units transferred, net               -               -          196             200              -
          Contract units redeemed                       -               -           (1)             (1)             -
                                               -----------  --------------  -----------  -------------- --------------
        Unit balance at 12/31/99                       10              10          205             209             10
                                               ===========  ==============  ===========  ============== ==============







                             COVA FINANCIAL SERVICES
                     LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                        Consolidated Financial Statements

                        December 31, 1999, 1998, and 1997

                   (With Independent Auditors' Report Thereon)





                          INDEPENDENT AUDITORS' REPORT



     The Board of Directors and Shareholder
     Cova Financial Services Life Insurance Company:


     We have audited the accompanying consolidated balance sheets of Cova Financial Services Life Insurance Company and subsidiaries (a wholly owned subsidiary of Cova Corporation) (the Company) as of December 31, 1999 and 1998, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Cova Financial Services Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.







     February 4, 2000

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                           Consolidated Balance Sheets

                           December 31, 1999 and 1998


                                       ASSETS                                1999           1998
                                                                          ------------   ------------
                                                                                (IN THOUSANDS)

Investments:
    Debt securities available-for-sale, at fair value (cost of
      $1,575,536 in 1999 and $1,375,198 in 1998)                        $   1,481,997      1,371,513
    Preferred stock - affiliate, at fair value                                  6,892          9,000
    Common stock, at fair value                                                    12             37
    Mortgage loans, net of allowance for potential loan loss
      of $1,090 in 1999 and $510 in 1998                                      376,147        312,865
    Policy loans                                                               27,778         26,295
    Other invested assets                                                       4,625             --
                                                                          ------------   ------------

             Total investments                                              1,897,451      1,719,710

Cash and cash equivalents - interest-bearing                                   86,038         94,770
Cash - noninterest-bearing                                                      5,893          5,008
Receivable from sale of securities                                              1,452          5,845
Accrued investment income                                                      24,992         21,505
Deferred policy acquisition costs                                             214,120        131,973
Present value of future profits                                                55,406         42,230
Goodwill                                                                       16,157         18,585
Deferred tax asset, net                                                        21,964          4,786
Receivable from OakRe                                                         336,376        720,904
Federal and state income taxes recoverable                                      1,190             --
Due from affiliates                                                                --        246,198
Other assets                                                                      741            829
Separate account assets                                                     2,537,962      1,832,396
                                                                          ------------   ------------

             Total assets                                               $   5,199,742      4,844,739
                                                                          ============   ============

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                     Consolidated Balance Sheets, Continued

                           December 31, 1999 and 1998



                       LIABILITIES AND SHAREHOLDER'S EQUITY                       1999           1998
                                                                              -------------  -------------
                                                                                    (IN THOUSANDS)

Liabilities:
    Policyholder deposits                                                   $    2,270,795      2,643,124
    Future policy benefits                                                          58,432         54,336
    Payable on return of collateral on loaned securities                            37,862         25,923
    Payable on purchase of securities                                                  516          1,040
    Due to affiliates                                                                4,220             --
    Federal and state income taxes payable                                              --            446
    Accounts payable and other liabilities                                          22,905         18,714
    Future purchase price payable to OakRe                                           2,898          6,976
    Guaranty fund assessments                                                        9,900          9,700
    Separate account liabilities                                                 2,537,652      1,832,394
                                                                              -------------  -------------

             Total liabilities                                                   4,945,180      4,592,653
                                                                              -------------  -------------


Shareholder's equity:
    Common stock, $2 par value.  Authorized
      5,000,000 shares; issued and outstanding
      2,899,466 shares in 1999 and 1998                                              5,799          5,799
    Additional paid-in capital                                                     260,491        220,491
    Retained earnings                                                               12,906         26,410
    Accumulated other comprehensive
      loss - net of tax                                                            (24,634)          (614)
                                                                              -------------  -------------

             Total shareholder's equity                                            254,562        252,086
                                                                              -------------  -------------

             Total liabilities and shareholder's equity                     $    5,199,742      4,844,739
                                                                              =============  =============


See accompanying notes to consolidated financial statements.


                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                        Consolidated Statements of Income

                  Years ended December 31, 1999, 1998, and 1997




                                                                                     1999         1998         1997
                                                                                  -----------  -----------  -----------
                                                                                             (in thousands)

Revenues:
    Premiums                                                                    $      8,468       23,875        9,368
    Net investment income                                                            131,372      127,812      111,661
    Net realized (losses) gains on sales
      of investments                                                                 (20,214)      (1,600)         563
    Separate account fees                                                             30,999       20,820       12,455
    Other income                                                                       6,142        1,197        2,400
                                                                                  -----------  -----------  -----------

             Total revenues                                                          156,767      172,104      136,447
                                                                                  -----------  -----------  -----------

Benefits and expenses:
    Interest on policyholder deposits                                                102,274       93,759       81,129
    Current and future policy benefits                                                27,409       25,225       11,496
    Operating and other expenses                                                      37,270       20,151       16,179
    Amortization of purchased
      intangible assets                                                                6,087        6,309        6,697
    Amortization of deferred policy
      acquisition costs                                                                3,621        9,393        6,307
                                                                                  -----------  -----------  -----------

             Total benefits and expenses                                             176,661      154,837      121,808
                                                                                  -----------  -----------  -----------

             (Loss) income before income taxes                                       (19,894)      17,267       14,639
                                                                                  -----------  -----------  -----------

Income tax (benefit) expense:
    Current                                                                           (2,146)      (1,576)       1,951
    Deferred                                                                          (4,244)       4,949        3,710
                                                                                  -----------  -----------  -----------

             Total income tax (benefit) expense                                       (6,390)       3,373        5,661
                                                                                  -----------  -----------  -----------

             Net (loss) income                                                  $    (13,504)      13,894        8,978
                                                                                  ===========  ===========  ===========


See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1999, 1998, and 1997


                                                                                      1999         1998         1997
                                                                                   -----------  -----------  -----------
                                                                                              (in thousands)
Common stock, balance at beginning
    and end of period                                                            $      5,799        5,799        5,799
                                                                                   -----------  -----------  -----------

Additional paid-in capital:
    Balance at beginning of period                                                    220,491      191,491      166,491
    Capital contribution                                                               40,000       29,000       25,000
                                                                                   -----------  -----------  -----------

Balance at end of period                                                              260,491      220,491      191,491
                                                                                   -----------  -----------  -----------

Retained earnings:
    Balance at beginning of period                                                     26,410       12,516        3,538
    Net (loss) income                                                                 (13,504)      13,894        8,978
                                                                                   -----------  -----------  -----------

Balance at end of period                                                               12,906       26,410       12,516
                                                                                   -----------  -----------  -----------

Accumulated other comprehensive (loss) income:
    Balance at beginning of period                                                       (614)       2,732         (784)
    Change in unrealized (depreciation) appreciation
      of debt and equity securities                                                   (91,987)     (14,571)      14,077
    Deferred federal income tax impact                                                 12,934        1,801       (1,893)
    Change in deferred policy acquisition costs attributable
      to unrealized depreciation (appreciation)                                        39,975        6,996       (5,342)
    Change in present value of future profits
      attributable to unrealized depreciation (appreciation)                           15,058        2,428       (3,326)
                                                                                   -----------  -----------  -----------

Balance at end of period                                                              (24,634)        (614)       2,732
                                                                                   -----------  -----------  -----------

             Total shareholder's equity                                          $    254,562      252,086      212,538
                                                                                   ===========  ===========  ===========

Total comprehensive (loss) income:
    Net (loss) income                                                            $    (13,504)      13,894        8,978
    Other comprehensive (loss) income (change in net unrealized
      (depreciation) appreciation of debt and equity securities)                      (24,020)      (3,346)       3,516
                                                                                   -----------  -----------  -----------

             Total comprehensive (loss) income                                   $    (37,524)      10,548       12,494
                                                                                   ===========  ===========  ===========


See accompanying notes to consolidated financial statements.


                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 1999, 1998, and 1997


                                                                                   1999           1998           1997
                                                                              -------------  --------------  ------------
                                                                                                   (in thousands)

Reconciliations of net income to net cash provided by operating activities:
      Net income (loss)                                                     $      (13,504)         13,894         8,978
      Adjustments to reconcile net income to net
        cash provided by operating activities:
           Increase in future policy benefits                                        4,096          15,975         6,019
           Increase (decrease) in payables and
             accrued liabilities                                                     1,620          (9,419)       (9,278)
           Increase in accrued investment income                                    (1,483)           (903)       (5,591)
           Amortization of intangible assets and
             deferred policy acquisition costs                                      14,963          15,702        13,004
           Amortization and accretion of securities
             premiums and discounts                                                    (59)         (1,767)        1,664
           Decrease in recapture commissions payable to OakRe                       (4,078)         (5,197)       (4,837)
           Net SPDA benefits recaptured from RGA                                    14,043              --            --
           Net realized loss (gain) on sale of investments                          20,214           1,600          (563)
           Interest accumulated on policyholder deposits                           102,274          93,759        81,129
           (Decrease) increase in current and
             deferred federal income taxes                                          (1,360)          4,083         5,022
           Separate account net income                                                   1             (12)       (2,637)
           Commissions and expenses deferred                                       (45,793)        (50,044)      (46,142)
           Other                                                                    (8,720)         (2,011)        2,413
                                                                              -------------  --------------  ------------

             Net cash provided by operating activities                              82,214          75,660        49,181
                                                                              -------------  --------------  ------------

Cash flows from investing activities:
    Cash used in the purchase of investment securities                            (560,288)       (733,049)     (809,814)
    Proceeds from investment securities sold and matured                           478,398         642,481       382,783
    Other                                                                           (3,524)         (1,159)       15,400
                                                                              -------------  --------------  ------------

             Net cash used in investing activities                          $      (85,414)        (91,727)     (411,631)
                                                                              -------------  --------------  ------------

See accompanying notes to consolidated financial statements.


                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                Consolidated Statements of Cash Flows, Continued

                  Years ended December 31, 1999, 1998, and 1997


                                                                                  1999           1998           1997
                                                                              -------------  --------------  ------------
                                                                                                   (in thousands)

Cash flows from financing activities:
    Policyholder deposits                                                   $      740,599       1,014,075       841,174
    Transfers from OakRe                                                           441,742         812,520       637,168
    Transfer to separate accounts                                                 (404,241)       (789,872)     (450,303)
    Return of policyholder deposits                                               (878,516)       (889,202)     (597,425)
    Proceeds from security collateral on securities lending                         11,939          25,923            --
    Transfers from (to) RGA                                                         43,830        (103,175)     (120,411)
    Capital contributions received                                                  40,000          29,000        25,000
                                                                              -------------  --------------  ------------

             Net cash (used) provided by financing activities                       (4,647)         99,269       335,203
                                                                              -------------  --------------  ------------

             (Decrease) increase in cash and
               cash equivalents                                                     (7,847)         83,202       (27,247)

Cash and cash equivalents at beginning of period                                    99,778          16,576        43,823
                                                                              -------------  --------------  ------------

Cash and cash equivalents at end of period                                  $       91,931          99,778        16,576
                                                                              =============  ==============  ============


See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998, and 1997





  (1)   NATURE OF BUSINESS AND ORGANIZATION

              NATURE OF THE BUSINESS

              Cova Financial Services Life Insurance Company (CFSLIC) and subsidiaries (the Company) market and service single premium deferred annuities, immediate annuities, variable annuities, term life, single premium variable universal life, and single premium whole life insurance policies. The Company is licensed to do business in 47 states and the District of Columbia. Most of the policies issued present no significant mortality nor longevity risk to the Company, but rather represent investment deposits by the policyholders. Single premium whole life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

              Under the deferred fixed annuity contracts, interest rates credited to policyholder deposits are guaranteed by the Company for periods from one to ten years, but in no case may renewal rates be less than 3%. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates. Policyholders also may incur certain federal income tax penalties on withdrawals.

              Under the variable annuity contracts, policyholder deposits are allocated to various separate account sub-accounts or the general accounts. A sub-account is valued at the sum of market values of the securities in its underlying investment portfolio. The contract value allocated to a sub-account will fluctuate based on the performance of the sub-accounts. The contract value allocated to the general accounts is credited with a fixed interest rate for a specified period. The Company may assess surrender fees against amounts withdrawn prior to the end of the withdrawal charge period. Policyholders also may incur certain federal income tax penalties on withdrawals.

              Under the single premium variable life contracts, policyholder deposits are allocated to various separate account sub-accounts. The account value allocated to a sub-account will fluctuate based on the performance of the sub-accounts. The Company guarantees a minimum death benefit to be paid to the beneficiaries upon the death of the insured. The Company may assess surrender fees against amounts withdrawn prior to the end of the surrender charge period. A deferred premium tax may also be assessed against amounts withdrawn in the first ten years. Policyholders may also incur certain federal income tax penalties on withdrawals.

              Under the term life insurance policies, policyholders pay a level premium over a certain period of time to guarantee a death benefit will be paid to the beneficiaries upon the death of the insured. This policy has no cash accumulation available to the policyholder.

              Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 86%, 89%, and 73% of the Company's sales have been through two specific brokerage firms, A.
              G. Edwards & Sons, Incorporated and Edward Jones & Company, in 1999, 1998, and 1997, respectively.

              ORGANIZATION

              The Company is a wholly owned subsidiary of Cova Corporation, which is a wholly owned subsidiary of General American Life Insurance Company (GALIC), a Missouri domiciled life insurance company. GALIC is a wholly owned subsidiary of GenAmerica Corporation, which in turn is wholly owned by the ultimate parent, General American Mutual Holding Company (GAMHC). The Company owns 100% of the outstanding shares of two subsidiaries, First Cova Life Insurance Company (a New York domiciled insurance company) (FCLIC) and Cova Financial Life Insurance Company (a California domiciled insurance company) (CFLIC).

              On August 26, 1999, GAMHC entered into a definitive agreement, whereby Metropolitan Life Insurance Company (MetLife), a New York domiciled life insurance company, will acquire GenAmerica Corporation and all its holdings for $1.2 billion in cash. The purchase was approved by the Missouri Director of Insurance on November 10, 1999. The purchase, however, was not consummated as of December 31, 1999, and, as a result, these financial statements do not reflect purchase accounting treatment of this transaction.

  (2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

              BASIS OF PRESENTATION

              The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) and include the accounts and operations of the Company. Significant intercompany transactions have been eliminated. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from these estimates.

              DEBT SECURITIES

              Investments in all debt securities with readily determinable market values are classified into one of three categories: held to maturity, trading, or available-for-sale. Classification of investments is based on management's current intent. All debt securities at December 31, 1999 and 1998 were classified as available-for-sale. Securities available-for-sale are carried at fair value, with unrealized holding gains and losses reported as accumulated other comprehensive income in the shareholder's equity, net of deferred effects of income tax and related effects on deferred acquisition costs and present value of future profits.

              Amortization of the discount or premium from the purchase of mortgage-backed bonds is recognized using a level-yield method which considers the estimated timing and amount of prepayments of the underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments previously anticipated and the actual prepayments received and currently anticipated. When such a difference occurs, the net investment in the mortgage-backed bond is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the bond, with a corresponding charge or credit to interest income (the "retrospective method").

              A realized loss is recognized and charged against income if the Company's carrying value in a particular investment in the available-for-sale category has experienced a significant decline in fair value that is deemed to be other than temporary.

              Investment income is recorded when earned. Realized capital gains and losses on the sale of investments are determined on the basis of specific costs of investments and are credited or charged to income. Gains or losses on financial future or option contracts which qualify as hedges of investments are treated as basis adjustments and are recognized in income over the life of the hedged investments.

              SECURITIES LENDING

              The Company recognizes on its consolidated balance sheet cash related to collateral controlled on securities lending transactions and a corresponding obligation to return such collateral at the termination of such transactions.

              PREFERRED STOCK - AFFILIATE

              Preferred stock represents an investment in nonredeemable preferred stock in GenAmerica Management Company, an affiliate. The security is carried at fair value, which is determined primarily through published quotes of trading values. Changes to adjust the carrying value are reported directly in shareholder's equity. Other-than-temporary declines below cost are recorded as realized losses.

              COMMON STOCK

              Common stock represents an investment in common stock warrants. The security is carried at fair value, which is determined primarily through published quotes of trading values. Changes to adjust the carrying value are reported directly in shareholder's equity. Other-than-temporary declines below cost are recorded as realized losses.

              MORTGAGE LOANS AND POLICY LOANS

              Mortgage loans and policy loans are carried at their unpaid principal balances. An allowance for mortgage loan losses is established based on an evaluation of the mortgage loan portfolio, past credit loss experience, and current economic conditions.

              Reserves for loans are established when the Company determines that collection of all amounts due under the contractual terms is doubtful and are calculated in conformity with Statement of Financial Accounting Standards (SFAS) No. 114, Accounting by Creditors for Impairment of a Loan, as amended by SFAS No. 118, Accounting by Creditors for Impairment of a Loan -Income Recognition and Disclosures.

              The Company had no impaired loans at December 31, 1999. The valuation allowance for potential losses on mortgage loans was $1,090,000 and $510,000 at December 31, 1999 and 1998,
              respectively.

              OTHER INVESTED ASSETS

              Other invested assets consist of investments in joint ventures in real estate.

              CASH AND CASH EQUIVALENTS

              Cash and cash equivalents include currency and demand deposits in banks, U.S. Treasury bills, money market accounts, and commercial paper with maturities under 90 days, which are not otherwise restricted.

              SEPARATE ACCOUNT ASSETS

              Separate accounts contain segregated assets of the Company that are specifically assigned to variable annuity or life policyholders in the separate accounts and are not available to other creditors of the Company. The earnings of separate account investments are also assigned to the policyholders in the separate accounts, and are not guaranteed or supported by the other general investments of the Company. The Company earns mortality and expense risk fees from the separate account and assesses withdrawal charges in the event of early withdrawals. Separate account assets are carried at fair value.

              In order to provide for optimum policyholder returns and to allow for the replication of the investment performance of existing "cloned" mutual funds, the Company has periodically transferred capital to the separate account to provide for the initial purchase of investments in new portfolios. As additional funds have been received through policyholder deposits, the Company has periodically reduced its capital investment in the separate accounts. The Company's capital investment in the separate accounts as of December 31, 1999 and 1998 is presented in note 3.

              DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business which vary with and are directly related to the production of new business, principally commissions, premium taxes, sales costs, and certain policy issuance and underwriting costs, are deferred. The Company sets a limit on the deferral of acquisition costs incurred from internal marketing and wholesaling operations in any year at 1% to 1.5% of premiums and deposits receipts, varying according to specific product. This limit is based on typical market rates of independent marketing service and wholesaling organizations. This practice also avoids possible deferral of costs in excess of amounts recoverable.

              The costs deferred are amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities gains and losses, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of deferred policy acquisition costs is adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from the inception of the policies and contracts. The amortization and adjustments resulting from unrealized gains and losses are not recognized currently in income but as an offset to the accumulated other comprehensive income component of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

              The components of deferred policy acquisition costs are shown below.

                                                                                    1999          1998          1997
                                                                                 ------------  ------------ -------------
                                                                                             (IN THOUSANDS)

              Deferred policy acquisition costs, beginning of period           $   131,973        84,326       49,833
              Commissions and costs deferred                                        45,793        50,044       46,142
              Amortization                                                          (3,621)       (9,393)      (6,307)
              Deferred policy acquisition costs attributable to
                  unrealized depreciation (appreciation) of investments             39,975         6,996       (5,342)
                                                                                 ------------  ------------ -------------

              Deferred policy acquisition costs, end of period                 $   214,120       131,973       84,326
                                                                                 ============  ============ =============

              Costs expensed that exceeded the established deferred
                  limit                                                        $     9,789         4,933        3,016
                                                                                 ============  ============ =============

              PURCHASE-RELATED INTANGIBLE ASSETS AND LIABILITIES

              In accordance with the purchase method of accounting for business combinations, two intangible assets and a future payable related to accrued purchase price consideration were established as of the date the Company was purchased by GALIC.

                  Present Value of Future Profits

                  The Company established an intangible asset which represents the present value of future profits (PVFP) to be derived from both the purchased and transferred blocks of business. Certain estimates were utilized in the computation of this asset including estimates of future policy retention, investment income, interest credited to policyholders, surrender fees, mortality costs, and policy maintenance costs discounted at a pretax rate of 18% (12% net after tax).

                  In addition, as the Company has the option of retaining its single premium deferred annuity (SPDA) policies after they reach their next interest rate reset date and are recaptured from OakRe, a component of this asset represents estimates of future profits on recaptured business. This asset will be amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities appreciation and depreciation, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of PVFP will be adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from inception. The amortization and adjustments resulting from unrealized appreciation and depreciation are not recognized currently in income but as an offset to the accumulated other comprehensive income reflected as a separate component of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

                  Based on current assumptions, amortization of the original in-force PVFP asset, expressed as a percentage of the original in-force asset, is projected to be 7.6%, 7.7%, 7.5%, 6.8%, and 6.4% for the years ended December 31, 2000 through 2004, respectively. Actual amortization incurred during these years may be more or less as assumptions are modified to incorporate actual results. The average crediting rate on the original in-force PVFP asset is 6.8% for 1999, 1998 and 1997.

                  The components of PVFP are shown below.

                                                                                    1999          1998          1997
                                                                                 ------------  ------------ -------------
                                                                                             (IN THOUSANDS)
                  PVFP - beginning of period                                   $    42,230        41,486        46,389
                  Interest credited                                                  2,695         2,864         3,029
                  Amortization                                                      (4,577)       (4,548)       (4,606)
                  Present value of future profits attributable to unrealized depreciation (appreciation) of investments
                                                                                    15,058         2,428        (3,326)
                                                                                 ------------  ------------ -------------

                  PVFP - end of period                                         $    55,406        42,230        41,486
                                                                                 ============  ============ =============

                  Goodwill

                  Under the push-down method of purchase accounting, the excess of purchase price over the fair value of tangible and intangible assets and liabilities acquired is established as an asset and referred to as goodwill. The Company has elected to amortize goodwill on the straight-line basis over a 20-year period. The components of goodwill are shown below.


                                                                                      1999         1998         1997
                                                                                   -----------  ------------ ------------
                                                                                              (IN THOUSANDS)

                  Goodwill - beginning of period                                 $    18,585       19,717       20,849
                  Amortization                                                        (1,132)      (1,132)      (1,132)
                  Experience adjustment to future purchase price payable to
                      OakRe                                                           (1,296)          --           --
                                                                                   -----------  ------------ ------------

                  Goodwill - end of period                                       $    16,157       18,585       19,717
                                                                                   ===========  ============ ============

                  Future Payable

                  Pursuant to the financial reinsurance agreement with OakRe, the receivable from OakRe becomes due in installments when the SPDA policies reach their next crediting rate reset date. For any recaptured policies that continue in force into the next guarantee period, the Company will pay a commission to OakRe of 1.75% up to 40% of policy account values originally reinsured and 3.50% thereafter. On policies that are recaptured and subsequently exchanged to a variable annuity policy, the Company will pay a commission to OakRe of 0.50%.

                  The Company has recorded a future payable that represents the present value of the anticipated future commission payments payable to OakRe over the remaining life of the financial reinsurance agreement discounted at an estimated borrowing rate of 6.50%. This liability represents a contingent purchase price payable for the policies transferred to OakRe on the purchase date and has been pushed down to the Company through the financial reinsurance agreement. The Company expects that this payable will be substantially extinguished by the end of the year 2000.

                  The components of this future payable are shown below.

                                                                                      1999         1998         1997
                                                                                   -----------  ------------  ----------
                                                                                              (IN THOUSANDS)

                  Future payable - beginning of period                           $     6,976       12,173       16,051
                  Interest added                                                         378          629          959
                  Payments to OakRe                                                   (3,160)      (5,826)      (4,837)
                  Experience adjustment to future purchase price
                      payable to OakRe                                                (1,296)          --           --
                                                                                   -----------  ------------ -----------

                  Future payable - end of period                                 $     2,898        6,976       12,173
                                                                                   ===========  ============ ===========

              DEFERRED TAX ASSETS AND LIABILITIES

              Xerox Financial Services, Inc. (XFSI) (previous parent of the Company) and GALIC agreed to file an election to treat the acquisition of the Company as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of that election, the tax basis of the Company's assets as of the date of acquisition was revalued based upon fair market values. The principal effect of the election was to establish a tax asset on the tax-basis consolidated balance sheet of approximately $37.9 million for the value of the business acquired that is amortizable for tax purposes over ten to fifteen years.

              POLICYHOLDER DEPOSITS

              The Company recognizes its liability for policy amounts that are not subject to policyholder mortality nor longevity risk at the stated contract value, which is the sum of the original deposit and accumulated interest, less any withdrawals. The average weighted interest crediting rate on the Company's policyholder deposits as of December 31, 1999 was 5.9%.

              FUTURE POLICY BENEFITS

              Reserves are held for future policy benefits that subject the Company to risks to make payments contingent upon the continued survival of an individual or couple (longevity risk). These reserves are valued at the present value of estimated future benefits discounted for interest, expenses, and mortality. The assumed mortality is the 1983 Individual Annuity Mortality Tables discounted at 4.50% to 8.00%, depending upon date of issue.

              Current mortality benefits payable are recorded for reported claims and estimates of amounts incurred but not reported.

              PREMIUM REVENUE

              The Company recognizes premium revenue at the time of issue on annuity policies that subject it to longevity risks. Amounts collected on annuity policies not subject to longevity risk are recorded as increases in the policyholder deposits liability. For term and single premium variable life products, premiums are recognized as revenue when due.

              OTHER INCOME

              Other income consists primarily of policy surrender charges and fees from a modified coinsurance agreement with GALIC.

              FEDERAL INCOME TAXES

              The Company files a consolidated income tax return with its subsidiaries. Allocations of federal income taxes are based upon separate return calculations.

              Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amount of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

              COMPREHENSIVE INCOME

              The Company reports and presents comprehensive income and its components in accordance with SFAS No. 130, Reporting Comprehensive Income. SFAS No. 130 has no impact on the Company's consolidated net income or shareholder's equity. The Company's only component of accumulated other comprehensive income relates to unrealized appreciation or depreciation on debt and equity securities held at available-for-sale.

              RISKS AND UNCERTAINTIES

              In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period.
              Actual results could differ significantly from those estimates.

              The following elements of the consolidated financial statements are most affected by the use of estimates and assumptions:

                    O    Investment valuation
                    O    Amortization of deferred policy acquisition costs
                    O    Amortization of present value of future profits
                    O    Recoverability of goodwill

              The fair value of the Company's investments is subject to the risk that interest rates will change and cause a temporary increase or decrease in the liquidation value of debt securities. To the extent that fluctuations in interest rates cause the cash flows of assets and liabilities to change, the Company might have to liquidate assets prior to their maturity and recognize a gain or loss. Interest rate exposure for the investment portfolio is managed through asset/liability management techniques which attempt to control the risks presented by differences in the probable cash flows and reinvestment of assets with the timing of crediting rate changes in the Company's policies and contracts. Changes in the estimated prepayments of mortgage-backed securities also may cause retrospective changes in the amortization period of securities and the related recognition of income.

              The amortization of deferred policy acquisition costs is based on estimates of long-term future gross profits from existing policies. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the deferred expense.

              In a similar manner, the amortization of PVFP is based on estimates of long-term future profits from existing policies when the Company was purchased by GALIC and policies recaptured from OakRe. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the asset.

              The Company has considered the recoverability of goodwill and has concluded that no circumstances have occurred which would give rise to impairment of goodwill at December 31, 1999.

              FAIR VALUE OF FINANCIAL INSTRUMENTS

              SFAS No. 107, Disclosures About Fair Value of Financial Instruments, applies fair value disclosure practices with regard to financial instruments, both assets and liabilities, for which it is practical to estimate fair value. In cases where quoted market prices are not readily available, fair values are based on estimates that use present value or other valuation techniques.

              These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, might not be realized in the immediate settlement of the instruments. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Because of this, and further because the value of a business is also based upon its anticipated earning power, the aggregate fair value amounts represented do not present the underlying value of the Company.

              The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

                  Cash and Cash Equivalents, Short-term Investments, and Accrued Investment Income

                  The carrying value amounts reported in the consolidated balance sheets for these instruments approximate their fair values. Short-term debt securities are considered available-for-sale.

                  Investment Securities and Mortgage Loans
                  (Including Mortgage-backed Securities)

                  Fair values of debt securities are based on quoted market prices, where available. For debt securities not actively traded, fair value estimates are obtained from independent pricing services. In some cases, such as private placements, certain mortgage-backed securities, and mortgage loans, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments (see note 3 for fair value disclosures).

                  Policy Loans

                  Fair values of policy loans approximate carrying value as the interest rates on the majority of policy loans are reset periodically and, therefore, approximate current interest rates.

                  Interest Rate Swaps and Financial Futures Contracts

                  The fair value of interest rate swaps and financial futures contracts are the amounts the Company would receive or pay to terminate the contracts at the reporting date, thereby taking into account the current unrealized gains or losses of open contracts. Amounts are based on quoted market prices or pricing models or formulas using current assumptions (see note 5 for fair value disclosures).

                  Investment Contracts

                  The Company's policy contracts require the beneficiaries to commence receipt of payments by the later of age 85 or 10 years after purchase, and substantially all permit earlier surrenders, generally subject to fees and adjustments. Fair values for the Company's liabilities for investment type contracts (policyholder deposits) are estimated as the amount payable on demand. As of December 31, 1999 and 1998, the cash surrender value of policyholder deposits was approximately $84.9 million and $103.7 million less than their stated carrying value. Of the contracts permitting surrender, substantially all provide the option to surrender without fee or adjustment during the 30 days following reset of guaranteed crediting rates. The Company has not determined a practical method to determine the present value of this option.

                  All of the Company's deposit obligations are fully guaranteed by its parent, GALIC, and the receivable from OakRe equal to the SPDA obligations is guaranteed by OakRe's parent, XFSI.

              REINSURANCE

              Effective July 25, 1999, the Company entered into a modified coinsurance reinsurance agreement with MetLife. Under the reinsurance agreement, the Company ceded life insurance and annuity business that was issued or renewed from July 25, 1999 through December 31, 1999 to MetLife amounting to $259 million. Net earnings to MetLife from that business are experience refunded to the Company. The agreement does not meet the conditions for reinsurance accounting under GAAP. In substance, the agreement represents a guarantee by MetLife of new business and renewed SPDA business during this period. There was no impact on the Company's financial statements resulting from the reinsurance transaction with MetLife.

              Effective January 1, 1998, the Company entered into a modified coinsurance financial reinsurance agreement with GALIC. The reinsurance agreement provided that the Company would reinsurance a block of "stable value" annuity business issued by GALIC on a 36% coinsurance basis amounting to $88 million and $635 million in 1999 and 1998, respectively. The agreement does not meet the conditions for reinsurance accounting under GAAP, and no assets were transferred. Effective July 1, 1999, the Company terminated the financing reinsurance agreement with GALIC. The Company recognized income of $1.6 million from this transaction in both 1999 and 1998.

              Effective January 1, 1997, the Company entered into a financial reinsurance agreement with RGA Reinsurance Company (RGA), an affiliate, related to certain of the Company's single premium deferred annuity products, and transferred assets equal to 60% of deposits received. The agreement does not meet the conditions for reinsurance accounting under GAAP. Deposits reinsured under the contract were approximately $219 million at December 31, 1998, and are reflected as policyholder deposits of the Company and a "Due from affiliate" asset in the consolidated balance sheets.

              On January 31, 1999, the Company suspended ceding new business to RGA, and on November 30, 1999, the Company recaptured all of the obligations and related investments from RGA. The Company recognized an operating expense of $12.6 million related to the recapture.

              On June 1, 1995, when GALIC formed Cova Corporation and purchased CSFLIC, then known as Xerox Financial Services Life Insurance Company (XFSLIC), from XFSI, a wholly owned subsidiary of Xerox Corporation, it entered into a financing reinsurance transaction with OakRe Life Insurance Company (OakRe), then a subsidiary of XFSLIC, for OakRe to assume the economic benefits and risks of the existing single premium deferred annuity deposits of XFSLIC. Ownership of OakRe was retained by XFSI subsequent to the sale of XFSLIC and other affiliates.

              In substance, terms of the agreement have allowed the seller, XFSI, to retain substantially all of the existing financial benefits and risks of the existing business, while the purchaser, GALIC, obtained the corporate operating and product licenses, marketing, and administrative capabilities of the Company and access to the retention of the policyholder deposit base that persists beyond the next crediting rate reset date.

              The financing reinsurance agreement entered into with OakRe as condition to the purchase of the Company does not meet the criteria for reinsurance accounting under GAAP. The net assets initially transferred to OakRe were established as a receivable and are subsequently increased as interest accrued on the underlying deposits and decrease as funds are transferred back to the Company when policies reach their crediting rate reset date or benefits are claimed. The receivable from OakRe to the Company that was created by this transaction will be liquidated over the remaining crediting rate guaranty periods which will be substantially expired by mid-year 2000, and completely by mid-year 2002. The liquidations transfer cash daily in the amount of the then current account value, less a recapture commission fee to OakRe on policies retained beyond their 30-day-no-fee surrender window by the Company, upon the next crediting rate reset date of each annuity policy. The Company may then reinvest that cash for those policies that are retained and thereafter assume the benefits and risks of those deposits.

              In the event that both OakRe and XFSI default on the receivable, the Company may draw funds from a standby bank irrevocable letter of credit established by XFSI in the amount of $500 million. No funds were drawn on this letter of credit since inception of the agreement.

              RECENTLY ISSUED ACCOUNTING STANDARD

              SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, issued in June 1998, requires all derivative financial instruments to be recorded on the balance sheet at estimated fair value. The Company's present accounting policies applies such accounting treatment only to marketable securities as defined under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and to off-balance sheet derivative instruments. SFAS No. 133 will broaden the definition of derivative instruments to include all classes of financial assets and liabilities. It also will require separate disclosure of identifiable derivative instruments embedded in hybrid securities. The change in the fair value of derivative instruments is to be recorded each period either in current earnings or other comprehensive income, depending on whether a derivative is designed as part of a hedge transaction and, if it is, on the type of hedge transaction.

              In June 1999, the FASB issued SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of SFAS No. 133. SFAS No. 137 defers for one year the effective date of Statement of SFAS No 133, Accounting for Derivative Instruments and Hedging Activities. The Company plans to adopt the provision of SFAS No. 133 effective January 1, 2001. At this time the Company does not believe it will have a material effect on the Company's consolidated financial position or results of operations.

              OTHER

              Certain 1998 and 1997 amounts have been reclassified to conform to the 1999 presentation.

  (3)  INVESTMENTS

       The Company's investments in debt and equity securities are considered available-for-sale and carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as a separate component of shareholder's equity. The amortized cost, estimated fair value, and carrying value of investments at December 31, 1999 and 1998, are as follows:

                                                                               1999
                                           -----------------------------------------------------------------------------
                                                               GROSS          GROSS         ESTIMATED
                                             AMORTIZED      UNREALIZED      UNREALIZED         FAIR         CARRYING
                                               COST            GAINS          LOSSES          VALUE           VALUE
                                           --------------  -------------- --------------- --------------- --------------
                                                                          (IN THOUSANDS)
        Debt securities:
            U.S. treasury securities     $       28,209             35         (2,665)          25,579          25,579
            Government agency
            obligations                          34,121             76           (318)          33,879          33,879
            Corporate securities              1,040,309          1,901        (60,641)         981,569         981,569
            Mortgage-backed
                securities                      199,979             42         (7,335)         192,686         192,686
            Asset-backed securities             272,918            389        (25,023)         248,284         248,284
                                           --------------  -------------- --------------- --------------- --------------

                Total debt securities         1,575,536          2,443        (95,982)       1,481,997       1,481,997

        Preferred stock - affiliate               9,000             --         (2,108)           6,892           6,892
        Common stock                                 37             --            (25)              12              12
        Mortgage loans (net)                    376,147             --         (1,979)         374,168         376,147
        Other invested assets                     4,625             --             --            4,625           4,625
        Policy loans                             27,778             --             --           27,778          27,778
                                           --------------  -------------- --------------- --------------- --------------

                Total investments        $    1,993,123          2,443       (100,094)       1,895,472       1,897,451
                                           ==============  ============== =============== =============== ==============

        Company's beneficial interest
            in separate accounts
                                         $          310             --             --              310             310
                                           ==============  ============== =============== =============== ==============



                                                                               1998
                                           -----------------------------------------------------------------------------
                                                               GROSS          GROSS         ESTIMATED
                                             AMORTIZED      UNREALIZED      UNREALIZED         FAIR         CARRYING
                                               COST            GAINS          LOSSES          VALUE           VALUE
                                           --------------  -------------- --------------- --------------- --------------
                                                                          (IN THOUSANDS)
        Debt securities:
            U.S. treasury securities     $       28,288            249            (84)          28,453          28,453
            Government agency
            obligations                          53,869          1,015             (1)          54,883          54,883
            Corporate securities                902,139         16,583        (24,799)         893,923         893,923
            Mortgage-backed
                securities                      253,704          2,118         (1,570)         254,252         254,252
            Asset-backed securities             137,198          3,087           (283)         140,002         140,002
                                           --------------  -------------- --------------- --------------- --------------

                Total debt securities         1,375,198         23,052        (26,737)       1,371,513       1,371,513

        Preferred stock - affiliate               9,000             --             --            9,000           9,000
        Common stock                                 37             --             --               37              37
        Mortgage loans (net)                    312,865         17,500             --          330,365         312,865
        Policy loans                             26,295             --             --           26,295          26,295
                                           --------------  -------------- --------------- --------------- --------------

                Total investments        $    1,723,395         40,552        (26,737)       1,737,210       1,719,710
                                           ==============  ============== =============== =============== ==============

        Company's beneficial interest
            in separate accounts
                                         $            2             --             --                2               2
                                           ==============  ============== =============== =============== ==============


        The amortized cost and estimated fair value of debt securities at December 31, 1999, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they require monthly principal installments and mortgagees may prepay principal.



                                                                           1999
                                                                ------------------------------
                                                                                 ESTIMATED
                                                                 AMORTIZED         FAIR
                                                                    COST          VALUE
                                                                --------------  --------------
                                                                      (IN THOUSANDS)

        Less than one year                                    $       65,222          65,553
        Due after one year through five years                        513,181         488,850
        Due after five years through ten years                       504,184         465,079
        Due after ten years                                          292,970         269,828
        Mortgage-backed securities                                   199,979         192,687
                                                                --------------  --------------

                      Total                                   $    1,575,536       1,481,997
                                                                ==============  ==============

        At December 31, 1999, approximately 91.1% of the Company's debt securities are investment grade or are nonrated but considered to be of investment grade. Of the 8.9% noninvestment grade debt securities, 7.3% are rated as BB, 0.8% are rated as B, and 0.8% are rated C and treated as impaired.

        At December 31, 1999, the Company had nine impaired debt securities with estimated fair value of $9.4 million, of which seven debt securities, with estimated fair value of $8.1 million, became non-income producing in 1999. At December 31, 1998, the Company had two impaired debt securities with estimated value of $2.1 million, of which one debt security, with estimated fair value of $0.5 million, became non-income producing.

        The Company participates in a securities lending program whereby certain securities are loaned to third parties, primarily major brokerage firms. The agreement with a custodian bank facilitating such lending requires a minimum of 102% of the initial market value of the domestic loaned securities to be maintained in a collateral pool. To further minimize the credit risk related to this lending program, the Company monitors the financial condition of the counterparties to these agreements. Securities loaned at December 31, 1999 had market values totaling $36,957,975. Cash of $37,861,652 was held as collateral to secure this agreement. Income on the Company's security lending program in 1999 was immaterial.

        The components of investment income, realized capital gains (losses), and unrealized appreciation (depreciation) are as follows:

                                                                                    1999          1998          1997
                                                                                 ------------  ------------ -------------
                                                                                             (IN THOUSANDS)
        Income on debt securities                                              $   100,969        94,876        84,203
        Income on cash and cash equivalents                                          2,459         2,720         2,265
        Income on equity securities                                                    563            --            --
        Interest on mortgage loans                                                  27,161        28,650        24,890
        Income on real estate                                                          103            --            --
        Income on policy loans                                                       2,136         1,980         1,852
        Income on separate account investments                                          --            13         2,637
        Loss on derivatives                                                             --            --        (2,035)
        Miscellaneous interest                                                         335         1,715          (215)
                                                                                 ------------  ------------ -------------

                      Total investment income                                      133,726       129,954       113,597
        Investment expenses                                                         (2,354)       (2,142)       (1,936)
                                                                                 ------------  ------------ -------------

                      Net investment income                                    $   131,372       127,812       111,661
                                                                                 ============  ============ =============


        Net realized capital (losses) gains are as follows:
            Debt securities                                                    $   (20,011)       (1,600)         537
            Equity securities                                                            3            --           --
            Mortgage loans                                                              --            --           27
            Real estate                                                                (38)           --           --
            Other investments                                                         (168)           --           (1)
                                                                                 ------------  ------------ -------------

                      Net realized (losses) gains on investments               $   (20,214)       (1,600)         563
                                                                                 ============  ============ =============



                                                                                              1999           1998
                                                                                          --------------  --------------
                                                                                                (IN THOUSANDS)

        Unrealized appreciation (depreciation) are as follows:
            Debt securities                                                             $      (93,540)         (3,685)
            Preferred stock - affiliate                                                         (2,108)             --
            Common stock                                                                           (25)             --
            Effects on deferred acquisition costs amortization                                  43,190           3,215
            Effects on PVFP amortization                                                        14,585            (473)

                                                                                          --------------  --------------

               Unrealized depreciation before income tax                                       (37,898)           (943)

               Unrealized income tax benefit                                                    13,264             329
                                                                                          --------------  --------------

               Unrealized depreciation on investments                                   $      (24,634)           (614)
                                                                                          ==============  ==============

        Proceeds from sales, redemptions, and paydowns of investments in debt securities during 1999 were $439,069,999. Gross gains of $2,445,497 and gross losses of $22,456,541 were realized on those sales. Included in these amounts were $500,674 of gross gains and $1,938,767 of gross losses realized on the sale of noninvestment grade securities. Net realized losses include a 1999 impairment adjustment totaling $18,768,778 related to ten debt securities held by the Company.

        Proceeds from sales, redemptions, and paydowns of investments in debt securities during 1998 were $486,264,174. Gross gains of $5,102,040 and gross losses of $6,601,099 were realized on those sales. Included in these amounts were $1,002,539 of gross gains and $6,011,305 of gross losses realized on the sale of noninvestment grade securities. Net realized losses include a 1998 impairment adjustment totaling approximately $100,000 related to two debt securities held by the Company.

        Proceeds from sales, redemptions, and paydowns of investments in debt securities during 1997 were $358,658,091. Gross gains of $1,765,242 and gross losses of $254,493 were realized on those sales. Included in these amounts were $681,159 of gross gains and $122,480 of gross losses realized on the sale of noninvestment grade securities. Net realized gains include a 1997 impairment adjustment totaling approximately $974,000 related to one debt security held by the Company.

        Securities with a carrying value of approximately $7,019,456 at December 31, 1999 were deposited with government authorities as required by law.

(4)     SECURITIES GREATER THAN 10% OF SHAREHOLDER'S EQUITY

        The Company does not have any individual security that exceeds 10% of shareholder's equity at December 31, 1999 and 1998.

(5)     FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

        A derivative financial instrument, in very general terms, refers to a security whose value is derived from the value of an underlying asset, reference rate, or index.

        The Company has a variety of reasons to use derivative instruments, such as to attempt to protect the Company against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity, and duration. All of the Company's holdings are marked to fair value monthly with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when the disposition closes a hedge. In this instance, the gain or loss adjusts the unamortized cost of the hedged security, and the resulting premium or discount is amortized or accreted over the remaining life of the hedge security.

        Summarized below are the specific types of derivative instruments used by the Company.

              INTEREST RATE SWAPS

              Under interest rate swaps, the Company agrees with counterparties to exchange, at specific intervals, the payments between floating and fixed-rate interest amounts calculated by reference to notional amounts. Net interest payments are recognized within net investment income in the consolidated statement of income.

              At December 31, 1999, the Company does not have any outstanding interest rate swap agreements. The swap agreements outstanding at December 31, 1998 were terminated during 1999 by the counterparties at a loss of $167,500 to the Company.

              At December 31, 1998, the Company had two outstanding interest rate swap agreements which would have expired in 2002 and 2003. Under the agreements, the Company received a fixed rate of 6.63% and 6.70% on a notional amount of $7 and $8 million, respectively, and paid a floating rate based on London Interbank Offered Rate (LIBOR). The estimated fair value of the agreements at December 31, 1998 was a net unrealized gain of approximately $0.6 million which is recognized in the accompanying consolidated balance sheet.

              FUTURES

              In order to limit exposure to market fluctuations related to temporary seed money invested within the separate account, the Company entered into financial futures contracts on the S&P 500 index during 1997. No financial futures contracts were held during 1999 or 1998. The Company recorded $-0-, $-0-, and $2,035,309 of losses from terminated contracts as a component of net investment income during 1999, 1998, and 1997, respectively. The Company also recorded gains of $-0-, $-0-, and $2,636,999 as a component of net investment income from market appreciation on the underlying hedged securities within the separate account during 1999, 1998, and 1997, respectively.

              A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. Upon entering into futures contracts, the Company maintains, in a segregated account with its custodian, securities with a value equal to an agreed upon portion of the notional obligation under the futures contracts. During the period the futures contract is open, payments are received from or made to the broker daily based upon changes in the value of the contract with the related income or loss reflected in the consolidated statement of income as a contra to changes in fair value of the hedged securities.

              The Company is exposed to credit related risk in the event of nonperformance by counterparties to financial instruments but does not expect any counterparties to fail to meet their obligations. It is the Company's policy to deal only with highly rated companies.

  (6)   COMPREHENSIVE INCOME

        The components of comprehensive income are as follows:

                                                                                    1999          1998          1997
                                                                                 ------------  ------------ -------------
                                                                                             (IN THOUSANDS)
        Net (loss) income                                                      $   (13,504)       13,894        8,978
                                                                                 ------------  ------------ -------------
        Other comprehensive (loss) income, before tax -
            unrealized (depreciation) appreciation of debt and
               equity securities arising during period:
                  Unrealized holding (depreciation) appreciation
                      of debt and equity securities                                (71,773)      (12,971)      13,514
                  Adjustment to deferred acquisition costs
                      attributable to unrealized depreciation
                      (appreciation)                                                31,191         6,228       (5,128)
                  Adjustment to PVFP attributable to unrealized
                      depreciation (appreciation)                                   11,749         2,161       (3,193)
                                                                                 ------------  ------------ -------------

                       Total unrealized (depreciation) appreciation
                          arising during period                                    (28,833)       (4,582)       5,193
                                                                                 ------------  ------------ -------------

            Less reclassification adjustments for realized losses (gains)
               included in net income:
                  Adjustment for losses (gains) included in
                      net realized (losses) gains on sales
                      of investments                                                20,214         1,600         (563)
                  Adjustment for (gains) losses included in
                      amortization of deferred acquisition costs                    (8,784)         (768)         214
                  Adjustment for (gains) losses included in
                      amortization of PVFP                                          (3,309)         (267)         133
                                                                                 ------------  ------------ -------------

                       Total reclassification adjustments for losses
                          (gains) included in net income                             8,121           565         (216)
                                                                                 ------------  ------------ -------------

                       Other comprehensive (loss) income before related
                          income tax (benefit) expense                             (36,954)       (5,147)       5,409

        Related income tax (benefit) expense                                       (12,934)       (1,801)       1,893
                                                                                 ------------  ------------ -------------

                       Other comprehensive (loss) income, net of tax               (24,020)       (3,346)       3,516
                                                                                 ------------  ------------ -------------

                       Comprehensive (loss) income                             $   (37,524)       10,548       12,494
                                                                                 ============  ============ =============

  (7)   POSTRETIREMENT AND POSTEMPLOYMENT BENEFITS

        The Company has no direct employees and no retired employees. All personnel used to support the operations of the Company are supplied under contract by Cova Life Management Company (CLMC), a wholly owned subsidiary of Cova Corporation. The Company is allocated a portion of certain health care and life insurance benefits for future retired employees of CLMC. In 1999, 1998, and 1997, the Company was allocated a portion of benefit costs including severance pay, accumulated vacations, and disability benefits. At December 31, 1999, CLMC had no retired employees nor any employees fully eligible for retirement and had no disbursements for such benefit commitments. The expense arising from these obligations is not material.

  (8)   INCOME TAXES

        The Company will file a consolidated federal income tax return with its wholly owned subsidiaries, CFLIC and FCLIC. Amounts payable or recoverable related to periods before June 1, 1995 are subject to an indemnification agreement with XFSI, which has the effect that the Company is not at risk for any income taxes nor entitled to recoveries related to those periods, except for approximately $0.2 million of state income tax recoveries.

        Income taxes are recorded in the consolidated statement of income and directly in certain shareholder's equity accounts. Income tax expense for the years ended December 31 is allocated as follows:

                                                                                    1999          1998          1997
                                                                                 ------------  ------------ -------------
                                                                                             (IN THOUSANDS)
        Statements of income:
            Operating (loss) income (excluding realized
               investment gains and losses)                                    $   (4,830)        3,906       5,464
            Realized investment (losses) gains                                     (1,560)         (533)        197
                                                                                 ------------  ------------ -------------

                 Income tax (benefit) expense
                   included in the consolidated
                   statements of income                                            (6,390)        3,373       5,661

        Shareholder's equity -
            change in deferred federal income
               taxes related to unrealized (depreciation)
               appreciation on securities                                         (12,934)       (1,801)      1,893
                                                                                 ------------  ------------ -------------

                 Total income tax (benefit) expense                            $  (19,324)        1,572       7,554
                                                                                 ============  ============ =============

        The actual federal income tax expense differed from the expected tax expense computed by applying the U.S. federal statutory rate to income before taxes on income as follows:

                                                               1999                  1998                  1997
                                                        --------------------- --------------------- --------------------
                                                                               (IN THOUSANDS)

        Computed expected tax (benefit) expense       $  (6,963)   (35.0)%  $   6,043      35.0%  $   5,124    35.0%
        State income taxes, net                             (10)       --          (8)       --         (33)   (0.2)
        Amortization of intangible assets                   396      2.0          396       2.3         396     2.7
        Dividend received deduction - separate
            account                                      (2,175)   (10.9)      (3,183)    (18.5)         --     --
        Valuation allowance for permanent impairments
                                                          2,996     15.0           --        --          --     --
        Return to provision adjustment                     (759)    (3.8)          --        --          --     --
        Other                                               125      0.6          125       0.7         174    1.2
                                                        --------- ----------- ---------- ---------- --------- ----------

                     Total                            $  (6,390)   (32.1)%   $  3,373      19.5%  $   5,661    38.7%
                                                        ========= ==========  ========== ========== ========= ==========

        The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 1999 and 1998 follows:

                                                                                                  1999         1998
                                                                                               -----------  ------------
                                                                                                    (IN THOUSANDS)
        Deferred tax assets:
            Policy reserves                                                                  $    31,657       31,003
            Liability for commissions on recapture                                                 1,014        2,896
            Tax basis of intangible assets purchased                                               4,577        5,351
            DAC "Proxy Tax"                                                                       23,832       20,619
            Permanent impairments                                                                  5,482           --
            Unrealized depreciation on investments                                                13,264          330
            Net operating and capital loss                                                         8,519           --
            Other deferred tax assets                                                              7,294        2,690
                                                                                               -----------  ------------

               Total deferred tax assets                                                          95,639       62,889
            Valuation allowance - permanent impairments                                           (2,996)           --
                                                                                               -----------  ------------
                      Total deferred tax assets, net of valuation allowance                       92,643       62,889

        Deferred tax liabilities:
            PVFP                                                                                  10,507       11,013
            Deferred policy acquisition costs                                                     59,825       46,190
            Other deferred tax liabilities                                                           347          900
                                                                                               -----------  ------------

                      Total deferred tax liabilities                                              70,679       58,103
                                                                                               -----------  ------------

                      Net deferred tax assets                                                $    21,964        4,786
                                                                                               ===========  ============

        A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. As of December 31, 1999, the Company has provided a 55% valuation allowance against the deferred tax asset related to the permanent impairments, based on income projections for future years. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred tax asset.

  (9)   RELATED-PARTY TRANSACTIONS

        On December 31, 1997, Cova Life Management Company (CLMC) and Navisys Incorporated (Navisys), both affiliated companies, purchased certain assets of Johnson & Higgins/Kirke Van Orsdel, Inc. (J&H/KVI), an unaffiliated Delaware corporation, for $2,500,000, and merged them into Cova Life Administrative Service Company (CLASC), a joint subsidiary of CLMC and Navisys. Navisys purchased 51% of CLASC, and the remaining 49% was purchased by CLMC. The purchased assets are the administrative and service systems and organization that provide the policy service functions for the Company's life and annuity products. On October 31, 1999, CLMC purchased the remaining 51% interest in CLASC from Navisys for $1,184,414.

        The Company has entered into management, operations, and servicing agreements with its affiliated companies. The affiliated companies are CLMC, a Delaware corporation, which provides management services and the employees necessary to conduct the activities of the Company; Conning Asset Management, which provides investment advice; and CLASC, which provides underwriting, policy issuance, claims, and other policy administration functions. Additionally, a portion of overhead and other corporate expenses is allocated by the Company's parent, GALIC. Expenses and fees paid to affiliated companies in 1999, 1998, and 1997 for the Company were $28,995,330, $20,923,330, and $9,400,517, respectively.

        In 1999 and 1998, the Company's affiliate, CLMC, received approximately $3.9 million and $3.2 million, respectively, in advisory fees from GALIC related to advisory services on GALIC's individual annuity products.

(10)    STATUTORY SURPLUS AND DIVIDEND RESTRICTION

        GAAP differs in certain respects from the accounting practices prescribed or permitted by insurance regulatory authorities (statutory accounting principles).

        The major differences arise principally from the immediate expense recognition of policy acquisition costs and intangible assets for statutory reporting, determination of policy reserves based on different discount rates and methods, the recognition of deferred taxes under GAAP reporting, the nonrecognition of financial reinsurance for GAAP reporting, the establishment of an asset valuation reserve as a contingent liability based on the credit quality of the Company's investment securities, and an interest maintenance reserve as an unearned liability to defer the realized gains and losses of fixed income investments presumably resulting from changes to interest rates and amortize them into income over the remaining life of the investment sold. In addition, adjustments to record the carrying values of debt securities and certain equity securities at fair value are applied only under GAAP reporting, and capital contributions in the form of notes receivable from an affiliated company are not recognized under GAAP reporting.

        Purchase accounting creates another difference as it requires the restatement of GAAP assets and liabilities to their estimated fair values at the date of purchase and shareholder's equity to the net purchase price.
        Statutory accounting does not recognize the purchase method of accounting.

        As of December 31, the differences between statutory capital and surplus and shareholder's equity determined in conformity with GAAP are as follows:

                                                                                               1999          1998
                                                                                            -------------  -------------
                                                                                                  (IN THOUSANDS)

        Statutory capital and surplus                                                    $      102,041        104,740
        Reconciling items:
            GAAP investment valuation reserves                                                   (1,090)          (510)
            Statutory asset valuation reserve                                                     7,362         19,206
            Statutory interest maintenance reserve                                                6,466          5,983
            GAAP investment adjustments to fair value                                           (95,673)        (3,685)
            GAAP deferred policy acquisition costs                                              214,120        131,973
            GAAP basis policy reserves                                                          (57,802)       (52,305)
            GAAP deferred federal income taxes (net)                                             21,964          4,786
            GAAP guarantee assessment adjustment                                                 (9,900)        (9,700)
            GAAP goodwill                                                                        16,157         18,585
            GAAP present value of future profits                                                 55,406         42,230
            GAAP future purchase price payable                                                   (2,898)        (6,976)
            Other                                                                                (1,591)        (2,241)
                                                                                            -------------  -------------

                  GAAP shareholder's equity                                              $      254,562        252,086
                                                                                            =============  =============

        Statutory net losses for CFSLIC for the years ended December 31, 1999, 1998, and 1997 were $46,095,427, $2,830,105, and $9,816,357, respectively.

        The maximum amount of dividends which can be paid by State of Missouri insurance companies to shareholders without prior approval of the insurance commissioner is the greater of 10% of statutory earned surplus or statutory net gain from operations for the preceding year. Due to the 1999 statutory net loss and the Company's negative earned surplus at December 31, 1999, no dividends are permissible in 2000 without prior approval of the insurance commissioner.

        The National Association of Insurance Commissioners has developed certain risk based capital (RBC) requirements for life insurers. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 1999, the Company's total adjusted capital and authorized control level RBC were $109,402,439 and $28,033,662 respectively. This level of adjusted capital qualifies under all tests.

(11)    GUARANTY FUND ASSESSMENTS

        The Company participates with life insurance companies licensed throughout the United States in associations formed to guarantee benefits to policyholders of insolvent life insurance companies. Under state laws, as a condition for maintaining the Company's authority to issue new business, the Company is contingently liable for its share of claims covered by the guaranty associations for insolvencies incurred through 1999, but for which assessments have not yet been determined nor assessed, to a maximum in each state generally of 2% of statutory premiums per annum in the given state. Most states then permit recovery of assets as a credit against premium taxes over, most commonly, five years.

        In November 1999, the National Organization of Life and Health Guaranty Associations distributed a study of the major outstanding industry insolvencies, with estimates of future assessments by state. Based on this study, the Company has accrued a liability for approximately $9,900,000 in future assessments on insolvencies that occurred before December 31, 1999. Under the coinsurance agreement between the Company and OakRe (see note 1), OakRe is required to reimburse the Company for any future assessments that it pays which relate to insolvencies occurring prior to June 1, 1995. As such, the Company has recorded a receivable from OakRe for approximately $9,900,000. The Company paid approximately $36,000, $1,500,000, and $3,000,000 in guaranty fund assessments in 1999, 1998, and 1997, respectively. These payments were substantially reimbursed by OakRe. At the same time, the Company is liable to OakRe for 80% of any future premium tax recoveries that are realized from any such assessments and may retain the remaining 20%. The credits retained for 1999, 1998 and 1997 were not material.

(12)    SUBSEQUENT EVENT

        The purchase of GenAmerica Corporation and subsidiary, including the Company, by MetLife was completed on January 6, 2000. On that date also, the Company's modified coinsurance agreement with MetLife was suspended for subsequent business.






APPENDIX A--
ILLUSTRATION OF POLICY VALUES

In order to show you how the Policy works, we created some hypothetical examples. In the first example, we chose a husband and wife age 55. In the second example, we chose a husband and wife age 65. Our hypothetical Insureds are non-smokers and in good health which means the Policy would be issued with preferred rates. For each of the two examples, we have illustrated all three available Death Benefit Options; Option A, Option B and Option C. We assumed ongoing annual premiums paid of $3,500 for the 55-year-old example and $7,000 for the 65-year-old example.

All of the illustrations that follow are based on the above. We also assumed the underlying investment portfolio had gross rates of return of 0%, 6% and 12%. This means that the underlying investment portfolio would earn these rates of return before the deduction of the Mortality and Expense Risk Charge (equivalent to .55% for Policy Years 1-10, .45% for Policy Years 11-20 and .35% thereafter) and advisory fee and operating expenses (equal to approximately .91%). When these costs are taken into account, the net annual investment return rates (net of an average of 1.46% for these charges) are approximately -1.46%, 4.54% and 10.54%. The Policy will lapse if you do not make additional premiums where 0% is used in the illustrations.

It is important to be aware that these illustrations assume a level rate of return for all years. If the actual rate of return moves up and down over the years instead of remaining level, this may make a big difference in the long-term investment results of your Policy. In order to properly show you how the Policy actually works, we calculated values for the Cash Value, Cash Surrender Value and Death Benefit.

We used the charges we described in the Expenses Section of this prospectus. These charges are:

(1) A Federal tax charge of 1.3% and a Premium Tax Charge of 2.1% of each premium paid;

(2) A first year Sales Charge of 15% of premium up to Target Premium, 5% of premium above Target Premium. (The Sales Charge decreases to 5% of premium paid in Policy Years 2-10 and 2% of premium paid in Policy Years 11 and thereafter);

(3) A Monthly Policy Charge of $25 for the first Policy year, decreasing to $6 per month thereafter;

(4) During the first ten years, a monthly Selection and Issue Expense Charge, generally ranging from four cents to one dollar per $1,000 of Face Amount;

(5) The Monthly Cost of Insurance Charge, based on both the current charges and the guaranteed charges;

(6) Any Surrender Charge which may be applicable in determining the Cash Surrender Values.

There is also a column labeled "Premiums Accumulated at 5% Interest Per Year." This shows how the annual premiums paid would grow if invested at 5% per year.

We will furnish you, upon request, a comparable personalized illustration reflecting the proposed Insureds' ages, risk classification, Face Amount, premiums paid and reflecting both the current cost of insurance and guaranteed cost of insurance.



APPENDIX A--
ILLUSTRATION OF POLICY VALUES (continued)

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                    Flexible Premium Variable Life Insurance
                            Hypothetical Illustration
                                Joint & Survivor
         Male, Issue Age 55, Female, Issue Age 55, Preferred Rate Class
      $3,500 Annual Premium Death Benefit Option A Face Amount of $250,000
           Assuming Hypothetical Gross Annual Investment Return of 0%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**
                                                ----------------                               --------------------
                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------

      1              3,675            2,190              1,233        250,000          2,190           1,233         250,000
      2              7,534            4,775              3,819        250,000          4,755           3,799         250,000
      3             11,585            7,322              6,366        250,000          7,252           6,295         250,000
      4             15,840            9,830              8,873        250,000          9,673           8,716         250,000
      5             20,307           12,298             11,342        250,000         12,012          11,056         250,000

      6             24,997           14,726             13,876        250,000         14,263          13,413         250,000
      7             29,922           17,112             16,475        250,000         16,416          15,778         250,000
      8             35,093           19,456             19,031        250,000         18,456          18,031         250,000
      9             40,523           21,755             21,542        250,000         20,366          20,153         250,000
     10             46,224           24,007             24,007        250,000         22,123          22,123         250,000

     15             79,301           37,254             37,254        250,000         30,610          30,610         250,000
     20            121,517           47,702             47,702        250,000         29,721          29,721         250,000
     25            175,397           52,768             52,768        250,000          6,030           6,030         250,000
     30            244,163           44,553             44,553        250,000              0               0               0



* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Cash Value and Cash Surrender Value for a Contract may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.



APPENDIX A--
ILLUSTRATION OF POLICY VALUES (continued)

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                    Flexible Premium Variable Life Insurance
                            Hypothetical Illustration
                                Joint & Survivor
         Male, Issue Age 55, Female, Issue Age 55, Preferred Rate Class
      $3,500 Annual Premium Death Benefit Option A Face Amount of $250,000
           Assuming Hypothetical Gross Annual Investment Return of 6%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**
                                                ----------------                               --------------------
                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              3,675            2,344              1,388        250,000          2,344           1,388         250,000
      2              7,534            5,243              4,287        250,000          5,223           4,267         250,000
      3             11,585            8,272              7,316        250,000          8,199           7,242         250,000
      4             15,840           11,437             10,481        250,000         11,270          10,314         250,000
      5             20,307           14,743             13,787        250,000         14,434          13,478         250,000

      6             24,997           18,195             17,345        250,000         17,687          16,837         250,000
      7             29,922           21,797             21,159        250,000         21,022          20,385         250,000
      8             35,093           25,555             25,130        250,000         24,428          24,003         250,000
      9             40,523           29,473             29,261        250,000         27,891          27,678         250,000
     10             46,224           33,557             33,557        250,000         31,390          31,390         250,000

     15             79,301           59,960             59,960        250,000         52,069          52,069         250,000
     20            121,517           91,335             91,335        250,000         69,886          69,886         250,000
     25            175,397          127,803            127,803        250,000         74,270          74,270         250,000
     30            244,163          168,158            168,158        250,000         37,100          37,100         250,000




* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Cash Value and Cash Surrender Value for a Contract may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.



APPENDIX A--
ILLUSTRATION OF POLICY VALUES (continued)

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                    Flexible Premium Variable Life Insurance
                            Hypothetical Illustration
                                Joint & Survivor
         Male, Issue Age 55, Female, Issue Age 55, Preferred Rate Class
      $3,500 Annual Premium Death Benefit Option A Face Amount of $250,000
           Assuming Hypothetical Gross Annual Investment Return of 12%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**
                                                ----------------                               --------------------
                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              3,675            2,500              1,543        250,000          2,500           1,543         250,000
      2              7,534            5,731              4,774        250,000          5,710           4,753         250,000
      3             11,585            9,301              8,345        250,000          9,224           8,267         250,000
      4             15,840           13,245             12,289        250,000         13,068          12,112         250,000
      5             20,307           17,603             16,647        250,000         17,270          16,314         250,000

      6             24,997           22,416             21,566        250,000         21,860          21,010         250,000
      7             29,922           27,730             27,092        250,000         26,869          26,232         250,000
      8             35,093           33,596             33,171        250,000         32,329          31,904         250,000
      9             40,523           40,072             39,860        250,000         38,270          38,058         250,000
     10             46,224           47,218             47,218        250,000         44,726          44,726         250,000

     15             79,301           99,735             99,735        250,000         90,421          90,421         250,000
     20            121,517          185,800            185,800        250,000        161,531         161,531         250,000
     25            175,397          330,568            330,568        347,097        283,297         283,297         297,462
     30            244,163          569,760            569,760        598,248        485,325         485,325         509,592




* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Cash Value and Cash Surrender Value for a Contract may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.



APPENDIX A--
ILLUSTRATION OF POLICY VALUES (continued)

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                    Flexible Premium Variable Life Insurance
                            Hypothetical Illustration
                                Joint & Survivor
         Male, Issue Age 55, Female, Issue Age 55, Preferred Rate Class
      $3,500 Annual Premium Death Benefit Option B Face Amount of $250,000
           Assuming Hypothetical Gross Annual Investment Return of 0%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**
                                                ----------------                               --------------------
                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              3,675            2,189              1,233        252,189          2,189           1,233         252,189
      2              7,534            4,775              3,818        254,775          4,755           3,798         254,755
      3             11,585            7,321              6,365        257,321          7,249           6,292         257,249
      4             15,840            9,828              8,871        259,828          9,665           8,709         259,665
      5             20,307           12,295             11,338        262,295         11,997          11,041         261,997

      6             24,997           14,721             13,871        264,721         14,235          13,385         264,235
      7             29,922           17,104             16,467        267,104         16,368          15,730         266,368
      8             35,093           19,444             19,019        269,444         18,379          17,954         268,379
      9             40,523           21,738             21,526        271,738         20,248          20,035         270,248
     10             46,224           23,983             23,983        273,983         21,948          21,948         271,948

     15             79,301           37,120             37,120        287,120         29,701          29,701         279,701
     20            121,517           46,991             46,991        296,991         26,673          26,673         276,673
     25            175,397           50,045             50,045        300,045              0               0               0
     30            244,163           36,646             36,646        286,646              0               0               0




* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Cash Value and Cash Surrender Value for a Contract may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.



APPENDIX A--
ILLUSTRATION OF POLICY VALUES (continued)

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                    Flexible Premium Variable Life Insurance
                            Hypothetical Illustration
                                Joint & Survivor
         Male, Issue Age 55, Female, Issue Age 55, Preferred Rate Class
      $3,500 Annual Premium Death Benefit Option B Face Amount of $250,000
           Assuming Hypothetical Gross Annual Investment Return of 6%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**
                                                ----------------                               --------------------
                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              3,675            2,344              1,388        252,344          2,344           1,388         252,344
      2              7,534            5,243              4,286        255,243          5,222           4,266         255,222
      3             11,585            8,271              7,315        258,271          8,195           7,239         258,195
      4             15,840           11,435             10,479        261,435         11,261          10,305         261,261
      5             20,307           14,739             13,783        264,739         14,415          13,459         264,415

      6             24,997           18,188             17,338        268,188         17,651          16,801         267,651
      7             29,922           21,786             21,149        271,786         20,959          20,321         270,959
      8             35,093           25,539             25,114        275,539         24,323          23,898         274,323
      9             40,523           29,450             29,237        279,450         27,724          27,511         277,724
     10             46,224           33,522             33,522        283,522         31,132          31,132         281,132

     15             79,301           59,730             59,730        309,730         50,454          50,454         300,454
     20            121,517           89,891             89,891        339,891         62,990          62,990         312,990
     25            175,397          121,008            121,008        371,008         51,365          51,365         301,365
     30            244,163          141,666            141,666        391,666              0               0               0



* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Cash Value and Cash Surrender Value for a Contract may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.



APPENDIX A--
ILLUSTRATION OF POLICY VALUES (continued)

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                    Flexible Premium Variable Life Insurance
                            Hypothetical Illustration
                                Joint & Survivor
         Male, Issue Age 55, Female, Issue Age 55, Preferred Rate Class
      $3,500 Annual Premium Death Benefit Option B Face Amount of $250,000
           Assuming Hypothetical Gross Annual Investment Return of 12%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**
                                                ----------------                               --------------------
                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              3,675            2,499              1,543        252,499          2,499           1,543         252,499
      2              7,534            5,730              4,774        255,730          5,708           4,752         255,708
      3             11,585            9,299              8,343        259,299          9,220           8,263         259,220
      4             15,840           13,243             12,286        263,243         13,057          12,101         263,057
      5             20,307           17,598             16,642        267,598         17,247          16,291         267,247

      6             24,997           22,407             21,557        272,407         21,814          20,964         271,814
      7             29,922           27,716             27,078        277,716         26,786          26,148         276,786
      8             35,093           33,575             33,150        283,575         32,186          31,761         282,186
      9             40,523           40,039             39,826        290,039         38,034          37,821         288,034
     10             46,224           47,167             47,167        297,167         44,348          44,348         294,348

     15             79,301           99,332             99,332        349,332         87,520          87,520         337,520
     20            121,517          182,735            182,735        432,735        145,768         145,768         395,768
     25            175,397          314,133            314,133        564,133        211,733         211,733         461,733
     30            244,163          511,789            511,789        761,789        260,358         260,358         510,358




* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Cash Value and Cash Surrender Value for a Contract may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.



APPENDIX A--
ILLUSTRATION OF POLICY VALUES (continued)

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                    Flexible Premium Variable Life Insurance
                            Hypothetical Illustration
                                Joint & Survivor
         Male, Issue Age 55, Female, Issue Age 55, Preferred Rate Class
      $3,500 Annual Premium Death Benefit Option C Face Amount of $250,000
           Assuming Hypothetical Gross Annual Investment Return of 0%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**
                                                ----------------                               --------------------
                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              3,675            2,190              1,233        250,000          2,190           1,233         250,000
      2              7,534            4,775              3,819        250,000          4,755           3,799         250,000
      3             11,585            7,322              6,366        250,000          7,252           6,295         250,000
      4             15,840            9,830              8,873        250,000          9,673           8,716         250,000
      5             20,307           12,298             11,342        250,000         12,012          11,056         250,000

      6             24,997           14,726             13,876        250,000         14,263          13,413         250,000
      7             29,922           17,112             16,475        250,000         16,416          15,778         250,000
      8             35,093           19,456             19,031        250,000         18,456          18,031         250,000
      9             40,523           21,755             21,542        250,000         20,366          20,153         250,000
     10             46,224           24,007             24,007        250,000         22,123          22,123         250,000

     15             79,301           37,254             37,254        250,000         30,610          30,610         250,000
     20            121,517           47,702             47,702        250,000         29,721          29,721         250,000
     25            175,397           52,768             52,768        250,000          6,030           6,030         250,000
     30            244,163           44,553             44,553        250,000              0               0               0




* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Cash Value and Cash Surrender Value for a Contract may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.



APPENDIX A--
ILLUSTRATION OF POLICY VALUES (continued)

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                    Flexible Premium Variable Life Insurance
                            Hypothetical Illustration
                                Joint & Survivor
         Male, Issue Age 55, Female, Issue Age 55, Preferred Rate Class
      $3,500 Annual Premium Death Benefit Option C Face Amount of $250,000
           Assuming Hypothetical Gross Annual Investment Return of 6%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**
                                                ----------------                               --------------------
                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              3,675            2,344              1,388        250,000          2,344           1,388         250,000
      2              7,534            5,243              4,287        250,000          5,223           4,267         250,000
      3             11,585            8,272              7,316        250,000          8,199           7,242         250,000
      4             15,840           11,437             10,481        250,000         11,270          10,314         250,000
      5             20,307           14,743             13,787        250,000         14,434          13,478         250,000

      6             24,997           18,195             17,345        250,000         17,687          16,837         250,000
      7             29,922           21,797             21,159        250,000         21,022          20,385         250,000
      8             35,093           25,555             25,130        250,000         24,428          24,003         250,000
      9             40,523           29,473             29,261        250,000         27,891          27,678         250,000
     10             46,224           33,557             33,557        250,000         31,390          31,390         250,000

     15             79,301           59,960             59,960        250,000         52,069          52,069         250,000
     20            121,517           91,335             91,335        250,000         69,886          69,886         250,000
     25            175,397          127,803            127,803        250,000         74,270          74,270         250,000
     30            244,163          168,158            168,158        250,000         37,100          37,100         250,000




* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Cash Value and Cash Surrender Value for a Contract may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.



APPENDIX A--
ILLUSTRATION OF POLICY VALUES (continued)

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                    Flexible Premium Variable Life Insurance
                            Hypothetical Illustration
                                Joint & Survivor
         Male, Issue Age 55, Female, Issue Age 55, Preferred Rate Class
      $3,500 Annual Premium Death Benefit Option C Face Amount of $250,000
           Assuming Hypothetical Gross Annual Investment Return of 12%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**
                                                ----------------                               --------------------
                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              3,675            2,500              1,543        250,000          2,500           1,543         250,000
      2              7,534            5,731              4,774        250,000          5,710           4,753         250,000
      3             11,585            9,301              8,345        250,000          9,224           8,267         250,000
      4             15,840           13,245             12,289        250,000         13,068          12,112         250,000
      5             20,307           17,603             16,647        250,000         17,270          16,314         250,000

      6             24,997           22,416             21,566        250,000         21,860          21,010         250,000
      7             29,922           27,730             27,092        250,000         26,869          26,232         250,000
      8             35,093           33,596             33,171        250,000         32,329          31,904         250,000
      9             40,523           40,072             39,860        250,000         38,270          38,058         250,000
     10             46,224           47,218             47,218        250,000         44,726          44,726         250,000

     15             79,301           99,735             99,735        250,000         90,421          90,421         250,000
     20            121,517          185,655            185,655        293,435        161,519         161,519         255,287
     25            175,397          325,755            325,755        452,076        270,575         270,575         375,499
     30            244,163          547,457            547,457        687,190        425,496         425,496         534,099




* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Cash Value and Cash Surrender Value for a Contract may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.



APPENDIX A--
ILLUSTRATION OF POLICY VALUES (continued)

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                    Flexible Premium Variable Life Insurance
                            Hypothetical Illustration
                                Joint & Survivor
         Male, Issue Age 65, Female, Issue Age 65, Preferred Rate Class
      $7,000 Annual Premium Death Benefit Option A Face Amount of $250,000
           Assuming Hypothetical Gross Annual Investment Return of 0%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**
                                                ----------------                               --------------------
                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              7,350            4,527              2,277        250,000          4,477           2,227         250,000
      2             15,068            9,704              7,454        250,000          9,449           7,199         250,000
      3             23,171           14,800             12,550        250,000         14,158          11,908         250,000
      4             31,679           19,811             17,561        250,000         18,576          16,326         250,000
      5             40,613           24,736             22,486        250,000         22,671          20,421         250,000

      6             49,994           29,570             27,570        250,000         26,403          24,403         250,000
      7             59,844           34,308             32,808        250,000         29,703          28,203         250,000
      8             70,186           38,944             37,944        250,000         32,524          31,524         250,000
      9             81,045           43,466             42,966        250,000         34,758          34,258         250,000
     10             92,448           47,865             47,865        250,000         36,294          36,294         250,000

     15            158,602           73,414             73,414        250,000         35,239          35,239         250,000
     20            243,035           87,155             87,155        250,000              0               0               0
     25            350,794           79,022             79,022        250,000              0               0               0
     30            488,326           21,287             21,287        250,000              0               0               0




* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Cash Value and Cash Surrender Value for a Contract may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.



APPENDIX A--
ILLUSTRATION OF POLICY VALUES (continued)

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                    Flexible Premium Variable Life Insurance
                            Hypothetical Illustration
                                Joint & Survivor
         Male, Issue Age 65, Female, Issue Age 65, Preferred Rate Class
      $7,000 Annual Premium Death Benefit Option A Face Amount of $250,000
           Assuming Hypothetical Gross Annual Investment Return of 6%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**
                                                ----------------                               --------------------
                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              7,350            4,839              2,589        250,000          4,788           2,538         250,000
      2             15,068           10,652              8,402        250,000         10,386           8,136         250,000
      3             23,171           16,723             14,473        250,000         16,044          13,794         250,000
      4             31,679           23,059             20,809        250,000         21,733          19,483         250,000
      5             40,613           29,669             27,419        250,000         27,424          25,174         250,000

      6             49,994           36,562             34,562        250,000         33,074          31,074         250,000
      7             59,844           43,742             42,242        250,000         38,618          37,118         250,000
      8             70,186           51,218             50,218        250,000         44,009          43,009         250,000
      9             81,045           58,990             58,490        250,000         49,142          48,642         250,000
     10             92,448           67,065             67,065        250,000         53,913          53,913         250,000

     15            158,602          119,237            119,237        250,000         75,816          75,816         250,000
     20            243,035          178,870            178,870        250,000         67,513          67,513         250,000
     25            350,794          255,755            255,755        268,542              0               0               0
     30            488,326          355,868            355,868        359,427              0               0               0



* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Cash Value and Cash Surrender Value for a Contract may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.



APPENDIX A--
ILLUSTRATION OF POLICY VALUES (continued)

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                    Flexible Premium Variable Life Insurance
                           Hypothetical Illustration
                                Joint & Survivor
         Male, Issue Age 65, Female, Issue Age 65, Preferred Rate Class
      $7,000 Annual Premium Death Benefit Option A Face Amount of $250,000
          Assuming Hypothetical Gross Annual Investment Return of 12%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**
                                                ----------------                               --------------------

                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              7,350            5,153              2,903        250,000          5,099           2,849         250,000
      2             15,068           11,639              9,389        250,000         11,362           9,112         250,000
      3             23,171           18,803             16,553        250,000         18,086          15,836         250,000
      4             31,679           26,712             24,462        250,000         25,292          23,042         250,000
      5             40,613           35,441             33,191        250,000         33,004          30,754         250,000

      6             49,994           45,074             43,074        250,000         41,240          39,240         250,000
      7             59,844           55,698             54,198        250,000         50,005          48,505         250,000
      8             70,186           67,414             66,414        250,000         59,333          58,333         250,000
      9             81,045           80,329             79,829        250,000         69,220          68,720         250,000
     10             92,448           94,567             94,567        250,000         79,679          79,679         250,000

     15            158,602          199,786            199,786        250,000        152,511         152,511         250,000
     20            243,035          374,253            374,253        392,966        279,328         279,328         293,294
     25            350,794          661,091            661,091        694,146        493,373         493,373         518,042
     30            488,326        1,131,993          1,131,993      1,143,313        839,583         839,583         847,979




* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Cash Value and Cash Surrender Value for a Contract may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.


APPENDIX A--
ILLUSTRATION OF POLICY VALUES (continued)

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                    Flexible Premium Variable Life Insurance
                            Hypothetical Illustration
                                Joint & Survivor
         Male, Issue Age 65, Female, Issue Age 65, Preferred Rate Class
      $7,000 Annual Premium Death Benefit Option B Face Amount of $250,000
           Assuming Hypothetical Gross Annual Investment Return of 0%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**
                                                ----------------                               --------------------
                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              7,350            4,527              2,277        254,527          4,475           2,225         254,475
      2             15,068            9,703              7,453        259,703          9,438           7,188         259,438
      3             23,171           14,797             12,547        264,797         14,120          11,870         264,120
      4             31,679           19,805             17,555        269,805         18,484          16,234         268,484
      5             40,613           24,724             22,474        274,724         22,486          20,236         272,486

      6             49,994           29,549             27,549        279,549         26,070          24,070         276,070
      7             59,844           34,271             32,771        284,271         29,148          27,648         279,148
      8             70,186           38,883             37,883        288,883         31,656          30,656         281,656
      9             81,045           43,368             42,868        293,368         33,458          32,958         283,458
     10             92,448           47,712             47,712        297,712         34,417          34,417         284,417

     15            158,602           72,266             72,266        322,266         27,454          27,454         277,454
     20            243,035           79,278             79,278        329,278              0               0               0
     25            350,794           52,675             52,675        302,675              0               0               0
     30            488,326                0                  0              0              0               0               0




* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Cash Value and Cash Surrender Value for a Contract may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.




APPENDIX A--
ILLUSTRATION OF POLICY VALUES (continued)

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                    Flexible Premium Variable Life Insurance
                            Hypothetical Illustration
                                Joint & Survivor
         Male, Issue Age 65, Female, Issue Age 65, Preferred Rate Class
      $7,000 Annual Premium Death Benefit Option B Face Amount of $250,000
           Assuming Hypothetical Gross Annual Investment Return of 6%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**
                                                ----------------                               --------------------
                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              7,350            4,839              2,589        254,839          4,786           2,536         254,786
      2             15,068           10,651              8,401        260,651         10,373           8,123         260,373
      3             23,171           16,719             14,469        266,719         16,001          13,751         266,001
      4             31,679           23,051             20,801        273,051         21,625          19,375         271,625
      5             40,613           29,654             27,404        279,654         27,197          24,947         277,197

      6             49,994           36,535             34,535        286,535         32,649          30,649         282,649
      7             59,844           43,694             42,194        293,694         37,883          36,383         287,883
      8             70,186           51,135             50,135        301,135         42,810          41,810         292,810
      9             81,045           58,853             58,353        308,853         47,270          46,770         297,270
     10             92,448           66,843             66,843        316,843         51,090          51,090         301,090

     15            158,602          117,268            117,268        367,268         60,572          60,572         310,572
     20            243,035          162,485            162,485        412,485         18,058          18,058         268,058
     25            350,794          181,767            181,767        431,767              0               0               0
     30            488,326          141,093            141,093        391,093              0               0               0




* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Cash Value and Cash Surrender Value for a Contract may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.



APPENDIX A--
ILLUSTRATION OF POLICY VALUES (continued)

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                    Flexible Premium Variable Life Insurance
                           Hypothetical Illustration
                                Joint & Survivor
         Male, Issue Age 65, Female, Issue Age 65, Preferred Rate Class
      $7,000 Annual Premium Death Benefit Option B Face Amount of $250,000
          Assuming Hypothetical Gross Annual Investment Return of 12%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**
                                                ----------------                               --------------------
                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              7,350            5,152              2,902        255,152          5,097           2,847         255,097
      2             15,068           11,637              9,387        261,637         11,348           9,098         261,348
      3             23,171           18,799             16,549        268,799         18,037          15,787         268,037
      4             31,679           26,703             24,453        276,703         25,165          22,915         275,165
      5             40,613           35,423             33,173        285,423         32,726          30,476         282,726

      6             49,994           45,039             43,039        295,039         40,701          38,701         290,701
      7             59,844           55,634             54,134        305,634         49,035          47,535         299,035
      8             70,186           67,302             66,302        317,302         57,687          56,687         307,687
      9             81,045           80,136             79,636        330,136         66,539          66,039         316,539
     10             92,448           94,242             94,242        344,242         75,455          75,455         325,455

     15            158,602          196,346            196,346        446,346        123,130         123,130         373,130
     20            243,035          345,183            345,183        595,183        139,858         139,858         389,858
     25            350,794          550,551            550,551        800,551         58,600          58,600         308,600
     30            488,326          817,720            817,720      1,067,720              0               0               0




* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Cash Value and Cash Surrender Value for a Contract may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.



APPENDIX A--
ILLUSTRATION OF POLICY VALUES (continued)

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                    Flexible Premium Variable Life Insurance
                            Hypothetical Illustration
                                Joint & Survivor
         Male, Issue Age 65, Female, Issue Age 65, Preferred Rate Class
      $7,000 Annual Premium Death Benefit Option C Face Amount of $250,000
           Assuming Hypothetical Gross Annual Investment Return of 0%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**
                                                ----------------                               --------------------
                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              7,350            4,527              2,277        250,000          4,477           2,227         250,000
      2             15,068            9,704              7,454        250,000          9,449           7,199         250,000
      3             23,171           14,800             12,550        250,000         14,158          11,908         250,000
      4             31,679           19,811             17,561        250,000         18,576          16,326         250,000
      5             40,613           24,736             22,486        250,000         22,671          20,421         250,000

      6             49,994           29,570             27,570        250,000         26,403          24,403         250,000
      7             59,844           34,308             32,808        250,000         29,703          28,203         250,000
      8             70,186           38,944             37,944        250,000         32,524          31,524         250,000
      9             81,045           43,466             42,966        250,000         34,758          34,258         250,000
     10             92,448           47,865             47,865        250,000         36,294          36,294         250,000

     15            158,602           73,414             73,414        250,000         35,239          35,239         250,000
     20            243,035           87,155             87,155        250,000              0               0               0
     25            350,794           79,022             79,022        250,000              0               0               0
     30            488,326           21,287             21,287        250,000              0               0               0




* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Cash Value and Cash Surrender Value for a Contract may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.



APPENDIX A--
ILLUSTRATION OF POLICY VALUES (continued)

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                    Flexible Premium Variable Life Insurance
                            Hypothetical Illustration
                                Joint & Survivor
         Male, Issue Age 65, Female, Issue Age 65, Preferred Rate Class
      $7,000 Annual Premium Death Benefit Option C Face Amount of $250,000
           Assuming Hypothetical Gross Annual Investment Return of 6%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**
                                                ----------------                               --------------------
                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              7,350            4,839              2,589        250,000          4,788           2,538         250,000
      2             15,068           10,652              8,402        250,000         10,386           8,136         250,000
      3             23,171           16,723             14,473        250,000         16,044          13,794         250,000
      4             31,679           23,059             20,809        250,000         21,733          19,483         250,000
      5             40,613           29,669             27,419        250,000         27,424          25,174         250,000

      6             49,994           36,562             34,562        250,000         33,074          31,074         250,000
      7             59,844           43,742             42,242        250,000         38,618          37,118         250,000
      8             70,186           51,218             50,218        250,000         44,009          43,009         250,000
      9             81,045           58,990             58,490        250,000         49,142          48,642         250,000
     10             92,448           67,065             67,065        250,000         53,913          53,913         250,000

     15            158,602          119,237            119,237        250,000         75,816          75,816         250,000
     20            243,035          178,870            178,870        250,000         67,513          67,513         250,000
     25            350,794          251,932            251,932        294,818              0               0               0
     30            488,326          336,158            336,158        371,266              0               0               0




* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Cash Value and Cash Surrender Value for a Contract may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.



APPENDIX A--
ILLUSTRATION OF POLICY VALUES (continued)

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                    Flexible Premium Variable Life Insurance
                            Hypothetical Illustration
                                Joint & Survivor
         Male, Issue Age 65, Female, Issue Age 65, Preferred Rate Class
      $7,000 Annual Premium Death Benefit Option C Face Amount of $250,000
           Assuming Hypothetical Gross Annual Investment Return of 12%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**
                                                ----------------                               --------------------

                   Premiums
   End of         Accumulated                            Cash                                          Cash
   Policy       at 5% Interest        Cash             Surrender        Death          Cash          Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              7,350            5,153              2,903        250,000          5,099           2,849         250,000
      2             15,068           11,639              9,389        250,000         11,362           9,112         250,000
      3             23,171           18,803             16,553        250,000         18,086          15,836         250,000
      4             31,679           26,712             24,462        250,000         25,292          23,042         250,000
      5             40,613           35,441             33,191        250,000         33,004          30,754         250,000

      6             49,994           45,074             43,074        250,000         41,240          39,240         250,000
      7             59,844           55,698             54,198        250,000         50,005          48,505         250,000
      8             70,186           67,414             66,414        250,000         59,333          58,333         250,000
      9             81,045           80,329             79,829        250,000         69,220          68,720         250,000
     10             92,448           94,567             94,567        250,000         79,679          79,679         250,000

     15            158,602          199,707            199,707        278,783        152,511         152,511         250,000
     20            243,035          367,331            367,331        461,984        267,681         267,681         336,657
     25            350,794          629,572            629,572        736,744        430,054         430,054         503,263
     30            488,326        1,033,045          1,033,045      1,140,936        658,401         658,401         727,164




* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Cash Value and Cash Surrender Value for a Contract may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.

APPENDIX B
PARTICIPATING INVESTMENT FUNDS
Below are the investment objectives and strategies of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AIM VARIABLE INSURANCE FUNDS:

AIM Variable Insurance Funds is a mutual fund with multiple portfolios.
A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:


AIM V.I. Capital Appreciation Fund
Investment Objective: The Fund's investment objective is growth of capital through investment in common stocks, with emphasis on medium- and small-sized companies. The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.


AIM V.I. International Equity Fund
Investment Objective: The Fund's investment objective is to achieve long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.


AIM V.I. Value Fund
Investment Objective: The Fund's investment objective is to achieve long-term growth of capital by investing primarily in equity securities judged by the Fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:

Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:


Premier Growth Portfolio (Class A)
Investment Objective: The Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Normally, the Portfolio invests in about 40-50 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets.




Real Estate Investment Portfolio (Class A)
Investment Objective: The Portfolio's investment objective is total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.


COVA SERIES TRUST:

Cova Series Trust is managed by Cova Investment Advisory Corporation (Cova Advisory), which is an affiliate of Cova. Cova Series Trust is a mutual fund with multiple portfolios. Cova Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. The following portfolios are available under the contract:


Portfolios Managed by J. P. Morgan
Investment Management Inc.:

International  Equity Portfolio

Investment Objective: The International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign corporations.


LargeCap Stock  Portfolio

Investment Objective: The Large Cap Stock Portfolio seeks to provide long-term growth of capital and income.


Quality Bond Portfolio

Investment Objective: The Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.


Select Equity Portfolio

Investment Objective: The Select Equity Portfolio seeks to provide long-term growth of capital and income.


Small Cap Stock Portfolio
Investment Objective: The Small Cap Stock Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.

Portfolios Managed by Lord, Abbett & Co.:

Bond Debenture Portfolio
Investment Objective: The Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.


Developing Growth Portfolio
Investment Objective: The Developing Growth Portfolio seeks long-term growth of capital through a diversified and actively-managed portfolio consisting of developing growth companies, many of which are traded over the counter.


Large Cap  Research  Portfolio
Investment Objective: The Large Cap Research Portfolio seeks growth of capital and growth of income consistent with reasonable risk.


Lord Abbett Growth and Income Portfolio
Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.


Mid-Cap Value Portfolio
Investment Objective: The Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, CLASS 1 SHARES:

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Effective May 1, 2000 the portfolios of Templeton Variable Products Series Fund were merged into similar portfolios of Franklin Templeton Variable Insurance Products Trust. Each portfolio has two classes of shares:
Class 1 and Class 2. The portfolios available in connection with your contract are Class 1 shares. Franklin Advisers, Inc. is the investment adviser for the Franklin Small Cap Fund, Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund, Templeton Investment Counsel, Inc. is the investment adviser for the Templeton International Securities Fund, and Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund. The following portfolios are available under the contract:


Mutual Shares Securities Fund (the surviving fund of the merger with Mutual Shares Investments Fund)
Investment Objective and Principal Investments: The Fund's principal goal is capital appreciation. Its secondary goal is income. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).


Franklin Small Cap Fund (the surviving fund of the merger with Franklin Small Cap Investments Fund)
Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of U.S. small capitalization (small cap) growth companies.


Templeton International Securities Fund
(formerly, Templeton International Fund)
Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of companies located outside the U.S., including in emerging markets.


Templeton Developing Markets Securities Fund
(formerly, Templeton Developing Markets Fund)
Investment Objective: The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in emerging market equity securities. Emerging market equity securities generally include equity securities that trade in emerging markets or are issued by companies that derive revenue from goods or services produced, or that have their principal activities or assets in, emerging market countries.


GENERAL AMERICAN CAPITAL COMPANY:

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:


Money Market Fund
Investment Objective: The Money Market Fund's investment objective is to provide investors with current income while preserving capital and maintaining liquidity. The Fund seeks to achieve this objective by investing primarily in high-quality, short-term money market instruments. The Fund purchases securities that meet the quality, maturity, and diversification requirements applicable to money market funds.


GOLDMAN SACHS VARIABLE INSURANCE TRUST:

Goldman Sachs Variable Insurance Trust is a mutual fund with multiple portfolios. Goldman Sachs Asset Management, a unit of the Investment Management Division of Goldman, Sachs & Co., is the investment adviser for the Goldman Sachs VIT Growth and Income Fund and Goldman Sachs VIT Internet Tollkeeper Fund and Goldman Sachs Asset Management International is the investment adviser for the Goldman Sachs VIT International Equity Fund and the Goldman Sachs VIT Global Income Fund. The following portfolios are available under the contract:


Goldman Sachs VIT Global Income Fund
Investment Objective: The Fund seeks a high total return, emphasizing current income, and, to a lesser extent, providing opportunities for capital appreciation. The Fund invests primarily in a portfolio of high quality fixed-income securities of U.S. and foreign issuers and enters into transactions in foreign currencies.


Goldman Sachs VIT Internet Tollkeeper Fund
Investment Objective: The Fund seeks long-term growth of capital by investing, under normal circumstances, at least 90% of its total assets in equity securities and at least 65% of its total assets in equity securities of
"Internet Tollkeeper" companies, which are companies in the media, telecommunications, technology and Internet sectors which provide access, infrastructure, content and services to Internet companies and Internet users.


Goldman Sachs VIT Growth and Income Fund Investment Objective: The Fund seeks long-term growth of capital and growth of income by investing in large capitalization U.S. stocks that are believed to be undervalued or undiscovered in the marketplace.


Goldman Sachs VIT International Equity Fund
Investment Objective: The Fund seeks long-term capital appreciation by investing primarily in equity securities of companies organized outside the United States or whose securities are principally traded outside the United States. The Fund intends to invest in companies with public stock market capitalizations that are larger than $1 billion at the time of investment.


KEMPER VARIABLE SERIES:

Kemper Variable Series is a mutual fund with multiple portfolios. Scudder Kemper Investments, Inc. is the investment adviser for the Kemper Government Securities Portfolio, the Kemper Small Cap Growth Portfolio and the Kemper Small Cap Value Portfolio. The following portfolios are available under the contract:


Kemper Government Securities Portfolio
Investment Objective: Kemper Government Securities seeks high current return consistent with preservation of capital. The Portfolio pursues its objective by investing at least 65% of its total assets in U.S. Government securities and repurchase agreements of U.S. Government securities.


Kemper Small Cap Growth Portfolio
Investment Objective: Kemper Small Cap Growth Portfolio seeks maximum appreciation of investors' capital. The Portfolio pursues its objective by investing at least 65% of its total assets in small capitalization stocks similar in size to those companies comprising the Russell 2000 Index. Many of these companies would be in the early stages of their life cycle. Equity securities in which the Portfolio invests consist primarily of common stocks, but may include convertible securities, including warrants and rights.


Kemper Small Cap Value Portfolio
Investment Objective: Kemper Small Cap Value Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in a diversified portfolio of the stocks of small U.S. companies, which are those similar in size to those comprising the Russell 2000 Index and that the investment manager believes to be undervalued. Under normal market conditions, the Portfolio invests at least 65% of its assets in small capitalization stocks similar in size to those comprising the Russell 2000 Index.


LIBERTY VARIABLE INVESTMENT TRUST:

Liberty Variable Investment Trust is a mutual fund with multiple portfolios. Liberty Advisory Services Corp. (LASC) is the investment manager to the Trust. LASC has engaged Newport Fund Management, Inc. as sub-adviser to provide investment advice for the Newport Tiger Fund, Variable Series. The following portfolio is available under the contract:


Newport Tiger Fund, Variable Series
Investment Objective: The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests primarily in stocks of companies located in the nine Tiger countries of Asia. The Tigers of Asia are Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, The People's Republic of China and the Philippines. The Fund typically invests in stocks of larger, well-established companies.


MFS VARIABLE INSURANCE TRUST:

MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


MFS Emerging Growth Series
Investment Objective: The Series' investment objective is long term growth of capital. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities of emerging growth companies.


MFS Global Governments Series Investment Objective: The Series' investment objective is to provide income and capital appreciation. The Series invests primarily in U.S. and foreign government securities.


MFS Growth With Income Series
Investment Objective: The Series' investment objective is to provide reasonable current income and long-term growth of capital and income. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities.

MFS High Income Series
Investment Objective: The Series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The Series invests, under normal market conditions, at least 80% of its total assets in high yield fixed income securities which generally are lower rated bonds commonly known as junk bonds. Junk bonds are subject to a substantially higher degree of risk than higher rated bonds.


MFS Research Series
Investment Objective: The Series' investment objective is long-term growth of capital and future income. The Series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts.


OPPENHEIMER VARIABLE ACCOUNT FUNDS:

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:


Oppenheimer Bond Fund/VA
Investment Objective: The Fund's main objective is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective. Normally, the Fund invests at least 65% of its total assets in investment-grade debt securities, U.S. Government securities and money market instruments.


Oppenheimer Capital Appreciation Fund/VA Investment Objective: The Fund seeks capital appreciation by investing in securities of well-known established companies. The Fund invests mainly in common stocks of established and well-known U.S. companies.


Oppenheimer High Income Fund/VA
Investment Objective: The Fund seeks a high level of current income from investment in high-yield fixed income securities. The Fund invests mainly in a variety of high-yield fixed-income securities of domestic and foreign issuers.




Oppenheimer Main Street Growth & Income Fund/VA
Investment Objective: The Fund's objective is to seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Fund invests mainly in common stocks of U.S. companies, and can also invest in other equity securities such as preferred stocks and securities convertible into common stocks.


Oppenheimer Strategic Bond Fund/VA Investment Objective: The Fund seeks a high level of current income. The Fund invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower-grade high-yield securities of U.S. companies.


PUTNAM VARIABLE TRUST:

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:


Putnam VT Growth and Income Fund - Class IA Shares
Investment Objective: The Fund seeks capital growth and current income.


Putnam VT International Growth Fund - Class IA Shares Investment Objective: The Fund seeks capital appreciation.


Putnam VT International New Opportunities
Fund - Class IA Shares
Investment Objective: The Fund seeks long-term capital appreciation.


Putnam VT New Value Fund - Class IA Shares
Investment Objective: The Fund seeks long-term capital appreciation.


Putnam VT Vista Fund - Class IA Shares Investment Objective: The Fund seeks capital appreciation.



                                [back cover]

                                    COVA
                             A MetLife(R) Company



                         Marketing and Executive Office
                           One Tower Lane, Suite 3000
                        Oakbrook Terrace, IL 60181-4644
                                  800-523-1661




                           Variable Life Service Office
                                  P.O. Box 66757
                              St. Louis, MO 63166-6757
                                  800-357-4419









CL-4275 (5/00)             Policy Form Series CLP002        21-CVUL-MOJT (5/00)